[GRAPHIC APPEARS HERE]



PROSPECTUS

FEBRUARY 1, 2011




DWS Core Fixed Income Fund
CLASS/TICKER                A   SFXAX    B   SFXBX    C   SFXCX    R   SFXRX    INST   MFINX    S   SFXSX

...............................................................................

DWS Global Inflation Plus Fund
CLASS/TICKER                    A   TIPAX    B   TIPTX    C   TIPCX    INST   TIPIX    S   TIPSX

...............................................................................

DWS GNMA Fund
CLASS/TICKER   A   GGGGX    C   GCGGX    INST   GIGGX    S   SGINX

...............................................................................

DWS High Income Fund
CLASS/TICKER          A   KHYAX    B   KHYBX    C   KHYCX    INST   KHYIX

...............................................................................

DWS High Income Plus Fund
CLASS/TICKER               A   SGHAX    B   SGHBX    C   SGHCX    INST   MGHYX    S   SGHSX

...............................................................................

DWS Short Duration Fund
CLASS/TICKER             A   SDUAX    B   SDUBX    C   SDUCX    INST   MGSFX    S   SDUSX

...............................................................................

DWS Short Duration Plus Fund
CLASS/TICKER                  A   PPIAX    B   PPLBX    C   PPLCX    INST   PPILX    S   DBPIX

...............................................................................

DWS Strategic Government Securities Fund
CLASS/TICKER                              A   KUSAX    B   KUSBX    C   KUSCX    INST   KUSIX    S   KUSMX

...............................................................................

DWS Strategic Income Fund
CLASS/TICKER               A   KSTAX    B   KSTBX    C   KSTCX    S   KSTSX

(Class B shares are closed to new investment)


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.



                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

TABLE OF CONTENTS




DWS CORE FIXED INCOME FUND
Investment Objective...................   1
Fees and Expenses of the Fund..........   1
Principal Investment Strategy..........   1
Main Risks.............................   2
Past Performance.......................   3
Management.............................   3
Purchase and Sale of Fund Shares.......   4
Tax Information........................   4
Payments to Broker-Dealers and
Other Financial Intermediaries.........   4
DWS GLOBAL INFLATION PLUS FUND
Investment Objective...................   5
Fees and Expenses of the Fund..........   5
Principal Investment Strategy..........   6
Main Risks.............................   6
Past Performance.......................   8
Management.............................   8
Purchase and Sale of Fund Shares.......   8
Tax Information........................   9
Payments to Broker-Dealers and
Other Financial Intermediaries.........   9
DWS GNMA FUND
Investment Objective...................  10
Fees and Expenses of the Fund..........  10
Principal Investment Strategy..........  10
Main Risks.............................  11
Past Performance.......................  12
Management.............................  12
Purchase and Sale of Fund Shares.......  12
Tax Information........................  13
Payments to Broker-Dealers and
Other Financial Intermediaries.........  13


DWS HIGH INCOME FUND
Investment Objective...................  14
Fees and Expenses of the Fund..........  14
Principal Investment Strategy..........  15
Main Risks.............................  15
Past Performance.......................  16
Management.............................  16
Purchase and Sale of Fund Shares.......  16
Tax Information........................  17
Payments to Broker-Dealers and
Other Financial Intermediaries.........  17
DWS HIGH INCOME PLUS FUND
Investment Objective...................  18
Fees and Expenses of the Fund..........  18
Principal Investment Strategy..........  18
Main Risks.............................  19
Past Performance.......................  20
Management.............................  21
Purchase and Sale of Fund Shares.......  21
Tax Information........................  21
Payments to Broker-Dealers and
Other Financial Intermediaries.........  21
DWS SHORT DURATION FUND
Investment Objective...................  22
Fees and Expenses of the Fund..........  22
Principal Investment Strategy..........  22
Main Risks.............................  23
Past Performance.......................  24
Management.............................  24
Purchase and Sale of Fund Shares.......  25
Tax Information........................  25
Payments to Broker-Dealers and
Other Financial Intermediaries.........  25

DWS SHORT DURATION PLUS FUND
Investment Objective...............................  26
Fees and Expenses of the Fund......................  26
Principal Investment Strategy......................  27
Main Risks.........................................  27
Past Performance...................................  28
Management.........................................  29
Purchase and Sale of Fund Shares...................  29
Tax Information....................................  29
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  29
DWS STRATEGIC GOVERNMENT
SECURITIES FUND
Investment Objective...............................  31
Fees and Expenses of the Fund......................  31
Principal Investment Strategy......................  31
Main Risks.........................................  32
Past Performance...................................  33
Management.........................................  33
Purchase and Sale of Fund Shares...................  34
Tax Information....................................  34
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  34
DWS STRATEGIC INCOME FUND
Investment Objective...............................  35
Fees and Expenses of the Fund......................  35
Principal Investment Strategy......................  35
Main Risks.........................................  36
Past Performance...................................  37
Management.........................................  38
Purchase and Sale of Fund Shares...................  38
Tax Information....................................  38
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  38


FUND DETAILS
Additional Information About Fund Strategies and
Risks..............................................  39
DWS Core Fixed Income Fund.........................  39
Main Risks.........................................  39
DWS Global Inflation Plus Fund.....................  41
Main Risks.........................................  42
DWS GNMA Fund......................................  44
Main Risks.........................................  45
DWS High Income Fund...............................  46
Main Risks.........................................  46
DWS High Income Plus Fund..........................  48
Main Risks.........................................  48
DWS Short Duration Fund............................  50
Main Risks.........................................  51
DWS Short Duration Plus Fund.......................  52
Main Risks.........................................  53
DWS Strategic Government Securities Fund...........  54
Main Risks.........................................  55
DWS Strategic Income Fund..........................  56
Main Risks.........................................  57
Other Policies and Risks...........................  58
Who Manages and Oversees the Funds.................  59
Management.........................................  61
INVESTING IN THE FUNDS
Choosing a Share Class.............................  66
Buying, Exchanging and Selling Shares..............  71
How to Buy Shares..................................  71
How to Exchange Shares.............................  72
How to Sell Shares.................................  72
How to Buy, Sell and Exchange Class R Shares.......  73
Financial Intermediary Support Payments............  73
Policies You Should Know About.....................  74
Policies About Transactions........................  74
How each Fund Calculates Share Price...............  79
Other Rights We Reserve............................  79
Understanding Distributions and Taxes..............  79
FINANCIAL HIGHLIGHTS...............................  82
APPENDIX........................................... 125
Hypothetical Expense Summary....................... 125
Additional Index Information....................... 146


 YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL
     DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
-------------------------------------------------------------------------------

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS CORE FIXED INCOME FUND



INVESTMENT OBJECTIVE

The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 66) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                       A          B          C       R    INST      S
                             -----------  ---------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as %
of offering price                 4.50      None       None     None    None    None
----------------------------      ----      --         --       ------  ------  -----
Maximum deferred sales
charge (load), as % of
redemption proceeds            None()     4.00       1.00       None    None    None
----------------------------   -------    ----       ----       ------  ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C          R        INST           S
                             ---------  ---------  ---------  ---------  ----------  ----------
Management fee                   0.40       0.40       0.40       0.40       0.40        0.40
----------------------------     ----       ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.24       0.99       0.99       0.50      None        None
----------------------------     ----       ----       ----       ----      -----       -----
Other expenses                   0.43       0.38       0.33       0.23       0.30        0.40
----------------------------     ----       ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.07       1.77       1.72       1.13       0.70        0.80
----------------------------     ----       ----       ----       ----      -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         R    INST       S
-------  --------  --------  --------  --------  ------  ------
1        $ 554     $ 580     $ 275     $ 115     $72     $82
--       -----     -----     -----     -----     ---     ---
3          775       857       542       359     224     255
--       -----     -----     -----     -----     ---     ---
5        1,014     1,159       933       622     390     444
--       -----     -----     -----     -----     ---     ---
10       1,697     1,730     2,030     1,375     871     990
--       -----     -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R    INST       S
-------  --------  --------  --------  --------  ------  ------
1        $ 554     $ 180     $ 175     $ 115     $72     $82
--       -----     -----     -----     -----     ---     ---
3          775       557       542       359     224     255
--       -----     -----     -----     -----     ---     ---
5        1,014       959       933       622     390     444
--       -----     -----     -----     -----     ---     ---
10       1,697     1,730     2,030     1,375     871     990
--       -----     -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2010: 293%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities. Fixed income securities include, but are not limited to, debt securities



                                       1
PROSPECTUS February 1, 2011                         DWS Core Fixed Income Fund
of the US Treasury, as well as US government agencies and instrumentalities, corporate debt securities, inflation-indexed bonds, mortgage-backed and asset-backed securities, US government agency mortgage-backed to-be-announced
(TBAs) instruments, taxable municipal and tax-exempt municipal bonds and Rule 144A securities.

The fund invests primarily in investment-grade debt securities (securities rated within the top four long-term credit rating categories). The fund may purchase or sell securities or instruments on a when-issued, delayed delivery or forward commitment basis (e.g., TBAs). A forward commitment transaction is an agreement by the fund to purchase or sell securities at a specified future date. The fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future. The fund may also invest up to 25% of total assets in US dollar-denominated securities of foreign issuers and governments. The fund may hold up to 20% of total assets in cash or money market instruments, either to maintain liquidity or in the event portfolio management determines that securities meeting the fund's investment objective are not readily available for purchase.


MANAGEMENT PROCESS. In seeking to achieve the fund's investment objective, portfolio management focuses on four key components:

o A balanced "top-down" and "bottom-up" security selection approach based on the decisions of senior sector specialists;

o An active rotation of the sectors represented in the Barclay's Capital U.S. Aggregate Bond Index by a specialized sector rotation team;

o  Active management of interest rate risk by a specialized team; and

o Portfolio construction techniques that seek to enhance returns and manage risks by identifying inefficiencies in market-based indices.

DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative, for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes).


The fund may also use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FORWARD COMMITMENT RISK. When a fund engages in when-issued, delayed delivery or forward commitment transactions (e.g. TBAs), the fund relies on the counterparty to consummate the sale. Failure to do so may result in the fund missing the opportunity to obtain a price or yield considered to be advantageous. Such transactions may also have the effect of leverage on the fund and may cause the fund to be more volatile. Additionally, these transactions may create a higher portfolio turnover rate.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to



                                       2
PROSPECTUS February 1, 2011                         DWS Core Fixed Income Fund
honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


In the table, the performance figures for each share class prior to its inception date are based on the historical performance of the original share class (Institutional Class), adjusted to reflect the higher net expenses and applicable sales charges of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2001      2002      2003      2004      2005      2006       2007     2008        2009      2010
  9.33      9.22      4.41      5.20      2.54      4.31      5.18       -14.09     7.57      7.00




Best Quarter: 4.88%, Q3 2001   Worst Quarter: -8.48%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                   CLASS          1          5         10
                               INCEPTION       YEAR      YEARS      YEARS
                             -----------  ---------  ---------  ---------
CLASS A before tax           6/28/2002        1.91       0.44       3.11
---------------------------  ---------        ----       ----       ----
CLASS B before tax           6/28/2002        2.80       0.44       3.12
---------------------------  ---------        ----       ----       ----
CLASS C before tax           6/28/2002        5.92       0.63       2.81
---------------------------  ---------        ----       ----       ----
INST CLASS before tax        9/18/1992        7.00       1.64       3.85
---------------------------  ---------        ----       ----       ----
  After tax on
  distributions                               5.83       0.04       2.03
  After tax on distribu-
  tions and sale of fund
  shares                                      4.47       0.46       2.22
---------------------------  ---------        ----       ----       ----
CLASS R before tax           10/1/2003        6.46       1.16       3.35
---------------------------  ---------        ----       ----       ----
CLASS S before tax            2/1/2005        6.77       1.57       3.72
---------------------------  ---------        ----       ----       ----
BARCLAYS CAPITAL US
AGGREGATE BOND INDEX
(reflects no deduction for
fees, expenses or taxes)                      6.54       5.80       5.84
---------------------------  ---------        ----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Fischer Francis Trees & Watts, Inc. (FFTW)


PORTFOLIO MANAGER(S)

DAVID MARMON, HEAD OF US AND GLOBAL PRODUCTS GROUP AND HEAD OF SECTOR ROTATION ALPHA TEAM OF FFTW. Portfolio Manager of the fund. Joined the fund in 2011.



                                       3
PROSPECTUS February 1, 2011                         DWS Core Fixed Income Fund

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                                AUTOMATIC
                                              UGMAS/           INVESTMENT
                   NON-IRA            IRAS     UTMAS                PLANS
         -----------------  --------------  --------  -------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None             None        None             None
-------      -----               -----       -----            ----
INST     1,000,000                N/A         N/A             N/A
-------  ---------               -----       -----            ----
S            2,500               1,000       1,000           1,000
-------  ---------               -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares and Class R shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or R shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class R shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
PROSPECTUS February 1, 2011                         DWS Core Fixed Income Fund

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS GLOBAL INFLATION PLUS FUND



(formerly DWS Inflation Protected Plus Fund)

INVESTMENT OBJECTIVE


The fund seeks to provide maximum inflation-adjusted return.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 66) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                           2.75      None       None     None    None
------------------------------------     ----      --         --       ------  -----
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    -----    ----       ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                           A          B          C        INST           S
                                   ---------  ---------  ---------  ----------  ----------
Management fee                         0.40       0.40       0.40       0.40        0.40
----------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                           0.24       0.99       1.00      None        None
----------------------------------     ----       ----       ----      -----       -----
Other expenses                         0.41       0.47       0.40       0.28        0.54
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               1.05       1.86       1.80       0.68        0.94
----------------------------------     ----       ----       ----      -----       -----
Less fee waiver/reimbursement          0.15       0.21       0.15       0.03        0.29
----------------------------------     ----       ----       ----      -----       -----
NET ANNUAL FUND OPERATING
EXPENSES (after fee waiver and/or
expense reimbursement)                 0.90       1.65       1.65       0.65        0.65
----------------------------------     ----       ----       ----      -----       -----

The Advisor has contractually agreed through January 31, 2012 to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at ratios no higher than 0.90%, 1.65%, 1.65%, 0.65% and 0.65%% for Class A, B, C, Institutional and S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 364     $ 568     $ 268     $66     $  66
--       -----     -----     -----     ---     -----
3          585       864       552     215       271
--       -----     -----     -----     ---     -----
5          824     1,186       961     376       492
--       -----     -----     -----     ---     -----
10       1,509     1,755     2,104     844     1,128
--       -----     -----     -----     ---     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 364     $ 168     $ 168     $66     $  66
--       -----     -----     -----     ---     -----
3          585       564       552     215       271
--       -----     -----     -----     ---     -----
5          824       986       961     376       492
--       -----     -----     -----     ---     -----
10       1,509     1,755     2,104     844     1,128
--       -----     -----     -----     ---     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are



                                       5
PROSPECTUS February 1, 2011                     DWS Global Inflation Plus Fund
investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2010: 237%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund invests in inflation-indexed bonds and other fixed income securities of varying maturities issued by the US government and non-US governments, their agencies or instrumentalities, and US and non-US corporations and derivatives related to each of these types of securities. The fund may also invest (directly or indirectly) up to 30% of its total assets in commodity-linked derivative instruments (such as commodity-linked swaps, structured notes and futures contracts), equity securities, and securities of Real Estate Investment Trusts (REITs).


Other fixed income securities in which the fund may invest include mortgage-backed and asset-backed securities, adjustable rate loans that have a senior right to payment ("Senior Loans") and other floating rate debt securities, and taxable and tax-exempt municipal bonds. Up to 10% of the fund's total assets may be invested in below investment grade bonds or instruments (also referred to as junk bonds).


MANAGEMENT PROCESS. The investment process involves both "top down" analysis as well as "bottom up" investment selection. As part of the top down analysis, portfolio management takes into account several factors, including, but not limited to, current and expected levels of inflation and current and expected economic conditions. The results of this analysis determine the overall structure of the fund's portfolio. Having determined the desired overall structure of the fund's portfolio, portfolio management selects individual investments that reflect that portfolio structure. Relative value compared to similar securities, credit quality of issuers, and liquidity of holdings are among the factors considered by portfolio management when investment decisions are made for the fund.


GLOBAL TACTICAL ASSET ALLOCATION OVERLAY STRATEGY. In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a global tactical asset allocation (GTAA) overlay strategy. This strategy attempts to take advantage of inefficiencies within global bond and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts.


DERIVATIVES. Outside of the GTAA strategy, portfolio management generally may use interest rate swaps, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes).


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


INFLATION-INDEXED BOND RISK. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise owing to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates.


The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) In certain interest rate environments, such as when real interest rates (current actual interest rates) are rising faster than nominal interest rates (meaning a real interest rate plus an expected inflation rate), inflation-indexed bonds may experience greater losses than other interest-paying securities of comparable quality and duration.



                                       6
PROSPECTUS February 1, 2011                     DWS Global Inflation Plus Fund

COMMODITIES-RELATED INVESTMENTS RISK. The commodities-linked derivatives instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, the real estate sector could be hurt by rising interest rates, falling real estate prices, overbuilding or zoning changes, and the commodities sector could be hurt by factors affecting a particular industry or commodity such as drought, floods, weather or changes in storage costs.


GTAA RISK. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


CONFLICT OF INTEREST RISK. Affiliates of the Advisor may participate in the primary and secondary market for Senior Loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the Senior Loan market may restrict the fund's ability to acquire some Senior Loans, or affect the timing or price of such acquisition.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


SENIOR LOANS RISK. Senior Loans are not rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior Loans involve other risks described elsewhere in this prospectus, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.



                                       7
PROSPECTUS February 1, 2011                     DWS Global Inflation Plus Fund

STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


TAX STATUS RISK. Income from certain commodity-linked derivatives does not constitute "qualifying income" to the fund. However, the IRS has issued a private ruling to the fund that income earned through its wholly-owned Subsidiary that invests in such instruments constitutes qualifying income. If such income were determined not to constitute qualifying income and caused the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to tax at the fund level.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2006      2007        2008      2009    2010
  1.02      11.41       -3.48     7.70    7.29




Best Quarter: 4.48%, Q4 2007   Worst Quarter: -4.00%, Q3 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisions for all classes began on 7/31/05.



                                   CLASS          1          5       SINCE
                               INCEPTION       YEAR       YEAR   INCEPTION
                             -----------  ---------  ---------  ----------
CLASS A before tax            7/8/2005        4.34       4.07       4.07
---------------------------   --------        ----       ----       ----
  After tax on
  distributions                               3.89       2.86       2.75
  After tax on distribu-
  tions and sale of fund
  shares                                      2.89       2.79       2.72
---------------------------  --------         ----       ----       ----
CLASS B before tax            7/8/2005        3.42       3.64       3.64
---------------------------   --------        ----       ----       ----
CLASS C before tax            7/8/2005        6.42       3.86       3.82
---------------------------   --------        ----       ----       ----
INST CLASS before tax         7/8/2005        7.47       4.88       4.84
---------------------------   --------        ----       ----       ----
CLASS S before tax            7/8/2005        7.47       4.82       4.77
---------------------------   --------        ----       ----       ----
BARCLAYS CAPITAL US
TREASURY: US TIPS INDEX
(reflects no deduction for
fees, expenses or taxes)                      6.31       5.33       5.34
---------------------------  --------         ----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2005.


ERIC S. MEYER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.


OHN CHOE, CFA, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in
2010.


JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.



DARWEI KUNG, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2011.


SUBADVISOR

QS Investors, LLC (QS Investors)


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2005.


THOMAS PICCIOCHI, HEAD OF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2007.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

                                       8
PROSPECTUS February 1, 2011                     DWS Global Inflation Plus Fund

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       9
PROSPECTUS February 1, 2011                     DWS Global Inflation Plus Fund

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS GNMA FUND



INVESTMENT OBJECTIVE

The fund seeks to produce a high level of income.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 66) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                                    A          C    INST      S
                                          -----------  ---------  ------  -----
Maximum sales charge (load) imposed on
purchases, as % of offering price              2.75      None     None    None
-----------------------------------------      ----      --       ------  -----
Maximum deferred sales charge (load), as
% of redemption proceeds                    None()     1.00       None    None
-----------------------------------------   -------    ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                              A          C        INST           S
                                      ---------  ---------  ----------  ----------
Management fee                            0.32       0.32       0.32        0.32
-------------------------------------     ----       ----       ----        ----
Distribution/service
(12b-1) fees                              0.24       1.00      None        None
-------------------------------------     ----       ----      -----       -----
Other expenses                            0.20       0.20       0.13        0.22
-------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES      0.76       1.52       0.45        0.54
-------------------------------------     ----       ----      -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         C    INST       S
-------  --------  --------  ------  ------
1        $ 350     $ 255     $46     $55
--       -----     -----     ---     ---
3          511       480     144     173
--       -----     -----     ---     ---
5          686       829     252     302
--       -----     -----     ---     ---
10       1,191     1,813     567     677
--       -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C    INST       S
-------  --------  --------  ------  ------
1        $ 350     $ 155     $46     $55
--       -----     -----     ---     ---
3          511       480     144     173
--       -----     -----     ---     ---
5          686       829     252     302
--       -----     -----     ---     ---
10       1,191     1,813     567     677
--       -----     -----     ---     ---

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2010: 221%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in "Ginnie Maes," which are mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association (GNMA). The fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including US government agency mortgage-backed to-be-announced securities (TBAs). The balance of the fund's assets, among other permitted investments, may be invested in securities issued by the US government, its agencies or instrumentalities. These securities may not be guaranteed by the US Treasury or backed by



                                       10
PROSPECTUS February 1, 2011                                      DWS GNMA Fund
the full faith and credit of the US government. The fund may also hold up to 10% of its total net assets in uninvested cash, cash equivalents (such as money market securities), repurchase agreements or shares of money market funds or short-term bond funds, which investments may not be issued or guaranteed by the US government, its agencies or instrumentalities.

MANAGEMENT PROCESS. In deciding which types of securities to buy and sell, portfolio management first considers the relative attractiveness of Ginnie Maes compared to other eligible securities and decides on allocations. The decisions are generally based on a number of factors, including changes in supply and demand within the bond market. In choosing individual bonds, portfolio management reviews each bond's characteristics and compares the yields of shorter maturity bonds to those of longer maturity bonds.


DERIVATIVES. Portfolio management generally may use interest rate futures contracts or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management may generally enter into options on GNMA TBAs to enhance potential gain and options on interest rate swaps to reduce the duration of the fund's portfolio.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



                                       11
PROSPECTUS February 1, 2011                                      DWS GNMA Fund

FORWARD COMMITMENT RISK. When a fund engages in when-issued, delayed delivery or forward commitment transactions (e.g. TBAs), the fund relies on the counterparty to consummate the sale. Failure to do so may result in the fund missing the opportunity to obtain a price or yield considered to be advantageous. Such transactions may also have the effect of leverage on the fund and may cause the fund to be more volatile. Additionally, these transactions may create a higher portfolio turnover rate.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For each of Class A and C shares, performance prior to its inception date is based on the historical performance of Class S shares adjusted to reflect the higher expenses of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2001      2002      2003      2004      2005      2006      2007    2008    2009    2010
  7.15      8.31      2.16      3.76      2.73      3.99      6.13    5.70    7.43    5.85




Best Quarter: 4.22%, Q2 2010   Worst Quarter: -0.94%, Q2 2007

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class S and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Institutional Class shares began on 1/31/2009.



                                CLASS          1          5         10       SINCE
                            INCEPTION       YEAR      YEARS      YEARS   INCEPTION
                          -----------  ---------  ---------  ---------  ----------
CLASS A before tax         2/2/2009        2.34       4.91       4.72         -
------------------------- ---------        ----       ----       ----         -
CLASS C before tax         2/2/2009        4.50       4.72       4.23         -
------------------------- ---------        ----       ----       ----         -
CLASS S before tax        7/14/2000        5.85       5.81       5.30         -
------------------------- ---------        ----       ----       ----         -
  After tax on
  distributions                            4.17       3.95       3.46         -
  After tax on distribu-
  tions and sale of
  fund shares                              3.79       3.87       3.43         -
------------------------- ---------        ----       ----       ----         -
BARCLAYS CAPITAL
GNMA INDEX
(reflects no deduction
for fees, expenses or
taxes)                                     6.67       6.29       5.86         -
------------------------- ---------        ----       ----       ----         -
INST Class before tax      2/2/2009        5.93         -          -        6.79
------------------------- ---------        ----       ----       ----       ----
BARCLAYS CAPITAL
GNMA INDEX
(reflects no deduction
for fees, expenses or
taxes)                                     6.67         -          -        6.33
------------------------- ---------        ----       ----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2002.


OHN CHOE, CFA, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in
2010.


JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.




PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, C and S shares and no minimum additional investment for Class A and Class S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50.


                                       12
PROSPECTUS February 1, 2011                                      DWS GNMA Fund

TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       13
PROSPECTUS February 1, 2011                                      DWS GNMA Fund

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS HIGH INCOME FUND



INVESTMENT OBJECTIVE

The fund seeks the highest level of current income obtainable from a diversified portfolio of fixed-income securities which portfolio management considers consistent with reasonable risk. As a secondary objective, the fund will seek capital gain where consistent with its primary objective.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 66) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                                    A          B          C       INST
                                          -----------  ---------  ---------  ---------
Maximum sales charge (load) imposed on
purchases, as % of offering price              4.50      None       None       None
-----------------------------------------      ----      --         --         --
Maximum deferred sales charge (load), as
% of redemption proceeds                    None()     4.00       1.00         None
-----------------------------------------   -------    ----       ----         --
Redemption/exchange fee on shares owned
less than 30 days, as % of redemption
proceeds                                       2.00    2.00       2.00       2.00
-----------------------------------------   -------    ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                              A          B          C        INST
                                      ---------  ---------  ---------  ----------
Management fee                            0.45       0.45       0.45       0.45
-------------------------------------     ----       ----       ----       ----
Distribution/service
(12b-1) fees                              0.23       0.99       0.99      None
-------------------------------------     ----       ----       ----      -----
Other expenses                            0.28       0.31       0.27       0.23
-------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES      0.96       1.75       1.71       0.68
-------------------------------------     ----       ----       ----      -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST
-------  --------  --------  --------  ------
1        $ 544     $ 578     $ 274     $69
--       -----     -----     -----     ---
3          742       851       539     218
--       -----     -----     -----     ---
5          957     1,149       928     379
--       -----     -----     -----     ---
10       1,575     1,662     2,019     847
--       -----     -----     -----     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST
-------  --------  --------  --------  ------
1        $ 544     $ 178     $ 174     $69
--       -----     -----     -----     ---
3          742       551       539     218
--       -----     -----     -----     ---
5          957       949       928     379
--       -----     -----     -----     ---
10       1,575     1,662     2,019     847
--       -----     -----     -----     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2010: 73%.


                                       14
PROSPECTUS February 1, 2011                               DWS High Income Fund

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers. The fund invests in securities of varying maturities and intends to maintain a dollar-weighted effective average portfolio maturity that will not exceed ten years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity.


MANAGEMENT PROCESS. Portfolio management focuses on cash flow and total return analysis, and broad diversification among countries, sectors, industries and individual issuers and maturities. Portfolio management uses an active process that emphasizes relative value in a global environment, managing on a total return basis, and using intensive research to identify stable to improving credit situations that may provide yield compensation for the risk of investing in junk bonds.


The investment process involves a bottom-up approach, where relative value and fundamental analysis are used to select the best securities within each industry, and a top-down approach to assess the overall risk and return in the market and which considers macro trends in the economy. To select securities or investments, portfolio management:

o analyzes economic conditions for improving or undervalued sectors and industries;

o uses independent credit research and on-site management visits to evaluate individual issuers' debt service, growth rate, and both downgrade and upgrade potential;

o  assesses new offerings versus secondary market opportunities; and

o seeks issuers within attractive industry sectors and with strong long-term fundamentals and improving credits.

DERIVATIVES. Portfolio management generally may use credit default swaps, which is a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. In addition, portfolio management generally may use enter into forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.



                                       15
PROSPECTUS February 1, 2011                               DWS High Income Fund

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2001      2002       2003       2004       2005      2006       2007    2008      2009     2010
  3.37       -1.01     25.01      12.33      4.00      10.27      1.01    -23.64    41.61    14.76




Best Quarter: 15.28%, Q2 2009   Worst Quarter: -16.05%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Institutional Class shares began on 8/31/2002.



                                CLASS          1          5         10
                            INCEPTION       YEAR      YEARS      YEARS   SINCE INCEPTION
                          -----------  ---------  ---------  ---------  ----------------
CLASS A before tax        1/26/1978        9.59       5.71       7.03            -
------------------------- ---------       -----       ----       ----            -
  After tax on
  distributions()                          5.23       2.34       3.12            -
  After tax on distribu-
  tions and sale of
  fund shares                              5.39       2.75       3.39            -
------------------------- ---------       -----       ----       ----            -
CLASS B before tax        5/31/1994       10.83       5.71       7.01            -
------------------------- ---------       -----       ----       ----            -
CLASS C before tax        5/31/1994       13.64       5.88       6.68            -
------------------------- ---------       -----       ----       ----            -
CREDIT SUISSE HIGH
YIELD INDEX (reflects
no deduction for fees,
expenses or taxes)                        14.42       8.40       9.11            -
------------------------- ---------       -----       ----       ----            -
INST CLASS before tax     8/19/2002       15.09       7.01         -           9.89
------------------------- ---------       -----       ----       ----         -----
CREDIT SUISSE HIGH
YIELD INDEX (reflects
no deduction for fees,
expenses or taxes)                        14.42       8.40         -          10.47
------------------------- ---------       -----       ----       ----         -----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                           AUTOMATIC
                                 UGMAS/   INVESTMENT
              NON-IRA    IRAS     UTMAS        PLANS
         ------------  ------  --------  -----------
A B C        1,000      500     1,000        500
-------      -----      ---     -----        ---
INST     1,000,000      N/A      N/A         N/A
-------  ---------      ---     -----        ---

                                       16
PROSPECTUS February 1, 2011                               DWS High Income Fund

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor there is no minimum initial investment for Class A, B and C shares and no minimum additional investment for Class A shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       17
PROSPECTUS February 1, 2011                               DWS High Income Fund

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS HIGH INCOME PLUS FUND



INVESTMENT OBJECTIVE

The fund seeks high current income and, as a secondary objective, capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 66) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                               A          B          C       INST          S
                                     -----------  ---------  ---------  ---------  ---------
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            4.50      None       None       None       None
------------------------------------      ----      --         --         --         --
Maximum deferred sales charge
(load), as % of redemption proceeds    None()     4.00       1.00         None       None
------------------------------------   -------    ----       ----         --         --
Redemption/exchange fee on shares
owned less than 30 days, as % of
redemption proceeds                       2.00    2.00       2.00       2.00       2.00
------------------------------------   -------    ----       ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C        INST           S
                             ---------  ---------  ---------  ----------  ----------
Management fee                   0.50       0.50       0.50       0.50        0.50
----------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.24       0.98       0.99      None        None
----------------------------     ----       ----       ----      -----       -----
Other expenses                   0.36       0.39       0.33       0.24        0.48
----------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.10       1.87       1.82       0.74        0.98
----------------------------     ----       ----       ----      -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 557     $ 590     $ 285     $76     $ 100
--       -----     -----     -----     ---     -----
3          784       888       573     237       312
--       -----     -----     -----     ---     -----
5        1,029     1,211       985     411       542
--       -----     -----     -----     ---     -----
10       1,730     1,805     2,137     918     1,201
--       -----     -----     -----     ---     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 557     $ 190     $ 185     $76     $ 100
--       -----     -----     -----     ---     -----
3          784       588       573     237       312
--       -----     -----     -----     ---     -----
5        1,029     1,011       985     411       542
--       -----     -----     -----     ---     -----
10       1,730     1,805     2,137     918     1,201
--       -----     -----     -----     ---     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2010: 71%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal conditions, the fund invests at least 65% of total assets in US dollar-denominated, domestic and foreign below investment grade debt securities (rated below the fourth highest category, junk bonds), including those whose issuers are



                                       18
PROSPECTUS February 1, 2011                          DWS High Income Plus Fund
located in countries with new or emerging securities markets. The fund invests in securities of varying maturities and intends to maintain a dollar-weighted effective average portfolio maturity that will not exceed ten years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity.

The fund may invest in securities of any credit quality, and may include debt securities not paying interest currently and securities in default. The fund may invest up to 25% of total assets in non-US dollar-denominated below investment grade debt securities, up to 15% of total assets to buy or sell protection on credit exposure, and up to 20% of net assets in common stocks and other equity securities. The fund may invest up to 35% of total assets in cash or money market instruments to maintain liquidity or in the event portfolio management determines that securities meeting the fund's investment objective are not readily available for purchase. The fund may also purchase securities on a when-issued basis and engage in short sales.


MANAGEMENT PROCESS. Portfolio management uses primarily a bottom-up approach by using relative value and fundamental analysis to select securities within each industry, and a top-down approach to assess the overall risk and return in the market and which it considers macro trends in the economy. Portfolio management also uses independent credit research, management visits and conference calls as part of its analysis process.


DERIVATIVES. Portfolio management generally may use credit default swaps, which is a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. In addition, portfolio management generally may use enter into forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


SHORT SALE RISK. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.



                                       19
PROSPECTUS February 1, 2011                          DWS High Income Plus Fund

STOCK MARKET RISK. To the extent that the fund invests in equity securities and equity-related derivatives, the fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


In the table, the performance figures for each share class prior to its inception date are based on the historical performance of the original share class (Institutional Class), adjusted to reflect the higher net expenses and applicable sales charges of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2001      2002       2003       2004       2005      2006        2007     2008      2009       2010
  8.77       -0.02     25.71      12.39      4.10      10.70      1.30      -23.49    41.45      14.74




Best Quarter: 14.90%, Q2 2009   Worst Quarter: -16.16%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                  CLASS          1          5         10
                              INCEPTION       YEAR      YEARS      YEARS
                            -----------  ---------  ---------  ---------
CLASS A before tax          5/13/2005        9.16       5.48       7.44
--------------------------  ---------       -----       ----       ----
CLASS B before tax          5/13/2005       10.43       5.51       7.45
--------------------------  ---------       -----       ----       ----
CLASS C before tax          5/13/2005       13.61       5.70       7.13
--------------------------  ---------       -----       ----       ----
INST CLASS before tax       3/16/1998       14.74       6.85       8.34
--------------------------  ---------       -----       ----       ----
  After tax on
  distributions                             11.50       3.66       4.89
  After tax on distribu-
  tions and sale of fund
  shares                                     9.29       3.89       5.00
--------------------------  ---------       -----       ----       ----
CLASS S before tax          5/13/2005       14.58       6.69       8.20
--------------------------  ---------       -----       ----       ----
CREDIT SUISSE HIGH YIELD
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   14.42       8.40       9.11
--------------------------  ---------       -----       ----       ----

                                       20
PROSPECTUS February 1, 2011                          DWS High Income Plus Fund

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.


PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       21
PROSPECTUS February 1, 2011                          DWS High Income Plus Fund

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS SHORT DURATION FUND



INVESTMENT OBJECTIVE

The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 66) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                           2.75      None       None     None    None
------------------------------------     ----      --         --       ------  -----
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    -----    ----       ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C        INST           S
                             ---------  ---------  ---------  ----------  ----------
Management fee                   0.40       0.40       0.40       0.40        0.40
----------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.25       1.00       1.00      None        None
----------------------------     ----       ----       ----      -----       -----
Other expenses                   0.43       0.49       0.40       0.36        0.39
----------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.08       1.89       1.80       0.76        0.79
----------------------------     ----       ----       ----      -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 382     $ 592     $ 283     $78     $81
--       -----     -----     -----     ---     ---
3          609       894       566     243     252
--       -----     -----     -----     ---     ---
5          854     1,221       975     422     439
--       -----     -----     -----     ---     ---
10       1,556     1,806     2,116     942     978
--       -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 382     $ 192     $ 183     $78     $81
--       -----     -----     -----     ---     ---
3          609       594       566     243     252
--       -----     -----     -----     ---     ---
5          854     1,021       975     422     439
--       -----     -----     -----     ---     ---
10       1,556     1,806     2,116     942     978
--       -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2010: 101%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in debt securities. Debt securities include securities of US and foreign government agencies and



                                       22
PROSPECTUS February 1, 2011                            DWS Short Duration Fund
instrumentalities, corporate, mortgage-backed and asset-backed securities, taxable municipal and tax-exempt municipal bonds.

The fund invests primarily in investment-grade short-term debt securities (securities rated within the top four credit rating categories), but may invest up to 10% of total assets in below investment grade (rated below the fourth highest category, junk bonds) of US and foreign issuers. The fund also may invest up to 10% of total assets in US dollar or foreign currency denominated bonds of issuers located in countries with new or emerging securities markets. The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event the portfolio managers determine that securities meeting the fund's investment objective are not otherwise readily available for purchase.


MANAGEMENT PROCESS. Portfolio management begins with a top-down approach, first focusing on sector allocations, then using relative value analysis to select securities within each sector. Portfolio management analyzes such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.


Portfolio management normally targets an average portfolio duration (a measure of sensitivity to interest rate changes) of no longer than three years by investing in debt securities with short- to intermediate-term maturities.


DERIVATIVES. Portfolio management generally may use futures contracts, total return swaps or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use credit default swaps to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. Futures contracts, total return swaps, interest rate swaps and credit default swaps are each a type of derivative.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.



                                       23
PROSPECTUS February 1, 2011                            DWS Short Duration Fund

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


In the table, the performance figures for each share class prior to its inception date are based on the historical performance of the original share class (Institutional Class), adjusted to reflect the higher net expenses and applicable sales charges of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2001      2002      2003      2004      2005      2006      2007    2008       2009     2010
  6.58      5.28      3.00      1.96      2.07      4.51      4.89     -9.48     11.79    3.38




Best Quarter: 4.07%, Q2 2009   Worst Quarter: -6.67%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                  CLASS          1          5         10
                              INCEPTION       YEAR      YEARS      YEARS
                            -----------  ---------  ---------  ---------
CLASS A before tax          2/28/2003       0.28        1.99       2.81
--------------------------  ---------      -----        ----       ----
CLASS B before tax          2/28/2003       -0.54       1.66       2.68
--------------------------  ---------      ------       ----       ----
CLASS C before tax          2/28/2003       2.36        1.82       2.36
--------------------------  ---------      ------       ----       ----
INST CLASS before tax       3/13/1995       3.38        2.78       3.27
--------------------------  ---------      ------       ----       ----
  After tax on
  distributions                             2.11        1.28       1.76
  After tax on distribu-
  tions and sale of fund
  shares                                    2.12        1.49       1.89
--------------------------  ---------      ------       ----       ----
CLASS S before tax           2/1/2005       3.37        2.78       3.18
--------------------------  ---------      ------       ----       ----
BARCLAYS CAPITAL 1-3 YEAR
GOVERNMENT/CREDIT
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   2.80        4.53       4.34
--------------------------  ---------      ------       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


ERIC S. MEYER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.



OHN CHOE, CFA, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in
2011.


DARWEI KUNG, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2011.



                                       24
PROSPECTUS February 1, 2011                            DWS Short Duration Fund

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       25
PROSPECTUS February 1, 2011                            DWS Short Duration Fund

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS SHORT DURATION PLUS FUND



INVESTMENT OBJECTIVE

The fund's investment objective is to provide high income while also seeking to maintain a high degree of stability of shareholders' capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 66) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                               A          B          C    INST      S
                                     -----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            2.75      None       None     None    None
------------------------------------      ----      --         --       ------  -----
Maximum deferred sales charge
(load), as % of redemption proceeds    None()     4.00       1.00       None    None
------------------------------------   -------    ----       ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                            A           B           C        INST           S
                                   ----------  ----------  ----------  ----------  ----------
Management fee                         0.35        0.35        0.35        0.35        0.35
----------------------------------     ----        ----        ----        ----        ----
Distribution/service
(12b-1) fees                           0.24        0.99        1.00       None        None
----------------------------------     ----        ----        ----       -----       -----
Other expenses                         0.24        0.44        0.23        0.15        0.36
----------------------------------     ----        ----        ----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               0.83        1.78        1.58        0.50        0.71
----------------------------------     ----        ----        ----       -----       -----
Less fee waiver/reimbursement         None        None        None        None         0.04
----------------------------------    -----       -----       -----       -----       -----
NET ANNUAL FUND OPERATING
EXPENSES (after fee waiver and/or
expense reimbursement)                 0.83        1.78        1.58        0.50        0.67
----------------------------------    -----       -----       -----       -----       -----

The Advisor has contractually agreed through January 31, 2012 to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at a ratio no higher than 0.67% for Class S. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 357     $ 581     $ 261     $51     $68
--       -----     -----     -----     ---     ---
3          533       860       499     160     223
--       -----     -----     -----     ---     ---
5          723     1,164       860     280     391
--       -----     -----     -----     ---     ---
10       1,272     1,613     1,878     628     879
--       -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B           C    INST       S
-------  --------  --------  ----------  ------  ------
1        $ 357     $ 181     $161        $51     $68
--       -----     -----     -----       ---     ---
3          533       560      499        160     223
--       -----     -----     -----       ---     ---
5          723       964      860        280     391
--       -----     -----     -----       ---     ---
10       1,272     1,613     1.878       628     879
--       -----     -----     -----       ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are



                                       26
PROSPECTUS February 1, 2011                       DWS Short Duration Plus Fund
investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2010: 100%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal market conditions, the fund invests at least 65% of its total assets in fixed income securities rated, at the time of purchase, within the top four long-term rating categories by a nationally recognized statistical rating organization (a "NRSRO") (or, if unrated, determined by the fund's investment advisor to be of similar quality). The fund may invest in securities of varying maturities. The fund normally seeks to maintain an average portfolio duration of no longer than three years by investing in fixed income securities with short-to intermediate-term maturities.


The fund may also invest up to 10% of its assets in domestic and foreign below investment-grade fixed income securities (junk bonds) rated in the fifth and sixth long-term rating categories by a NRSRO or, if unrated, determined by the fund's investment advisor to be of similar quality, including those whose issuers are located in countries with new or emerging securtiies markets.


MANAGEMENT PROCESS. The fund's investment strategy emphasizes a diversified exposure to higher yielding mortgage, corporate and asset-backed sectors of the investment-grade fixed income markets. Portfolio management uses a top-down approach, first focusing on sector allocations, then using relative value analysis to select the best securities within each sector. When selecting securities, portfolio management analyzes such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.


GLOBAL TACTICAL ASSET ALLOCATION OVERLAY STRATEGY. In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a global tactical asset allocation (GTAA) overlay strategy. This strategy attempts to take advantage of inefficiencies within global bond and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts.


DERIVATIVES. Outside of the GTAA strategy, portfolio management generally may use interest rate swaps and total return swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use credit default swaps to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


GTAA RISK. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.



                                       27
PROSPECTUS February 1, 2011                       DWS Short Duration Plus Fund

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For Class A, Class B and Class C shares, historical performance prior to class inception is based on the performance of the fund's original share class, Investment Class shares, adjusted to reflect the higher expenses and applicable sales charges of the relevant share class. Investment Class shares were renamed Class S shares on October 23, 2006.


Prior to November 17, 2004, the fund had a different objective, strategies, fees and expenses. Consequently, the fund's past performance prior to this time may have been different if the current strategy had been in place.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






2001      2002      2003      2004      2005      2006      2007      2008      2009       2010
6.14      5.01      4.01      6.53      2.56      5.73      5.48      -6.86     12.97      4.29




Best Quarter: 4.62%, Q2 2009   Worst Quarter: -5.08%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class S and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Institutional Class shares began on 8/31/2008.



                                       28
PROSPECTUS February 1, 2011                       DWS Short Duration Plus Fund

                                 CLASS          1          5         10       SINCE
                             INCEPTION       YEAR      YEARS      YEARS   INCEPTION
                          ------------  ---------  ---------  ---------  ----------
CLASS A before tax         12/1/2002        1.21       3.39       4.01         -
------------------------- ----------        ----       ----       ----         -
CLASS B before tax         4/20/2007        0.25       2.80       3.56         -
------------------------- ----------        ----       ----       ----         -
CLASS C before tax          2/3/2003        3.29       3.21       3.54         -
------------------------- ----------        ----       ----       ----         -
CLASS S before tax        12/23/1998        4.29       4.12       4.48         -
------------------------- ----------        ----       ----       ----         -
  After tax on
  distributions                             2.96       2.57       3.16         -
  After tax on distribu-
  tions and sale of
  fund shares                               2.78       2.64       3.23         -
------------------------- ----------        ----       ----       ----         -
BARCLAYS CAPITAL 1-3
YEAR GOVERNMENT/
CREDIT INDEX (reflects
no deduction for fees,
expenses or taxes)                          2.80       4.53       4.34         -
------------------------- ----------        ----       ----       ----         -
INST CLASS before tax      8/26/2008        4.43         -          -        4.17
------------------------- ----------        ----       ----       ----       ----
BARCLAYS CAPITAL 1-3
YEAR GOVERNMENT/
CREDIT INDEX (reflects
no deduction for fees,
expenses or taxes)                          2.80         -          -        3.74
------------------------- ----------        ----       ----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2002.


ERIC S. MEYER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.


JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.



OHN CHOE, CFA, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in
2011.


DARWEI KUNG, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2011.


SUBADVISOR

QS Investors, LLC (QS Investors)


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2005.


THOMAS PICCIOCHI, HEAD OF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2007.


PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend



                                       29
PROSPECTUS February 1, 2011                       DWS Short Duration Plus Fund
the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

                                       30
PROSPECTUS February 1, 2011                       DWS Short Duration Plus Fund

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS STRATEGIC GOVERNMENT SECURITIES FUND



INVESTMENT OBJECTIVE

The fund seeks high current income, liquidity and security of principal.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 66) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                               A          B          C    INST      S
                                     -----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            2.75      None       None     None    None
------------------------------------      ----      --         --       ------  -----
Maximum deferred sales charge
(load), as % of redemption proceeds    None()     4.00       1.00       None    None
------------------------------------   -------    ----       ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C        INST           S
                             ---------  ---------  ---------  ----------  ----------
Management fee                   0.32       0.32       0.32       0.32        0.32
----------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.23       0.99       1.00      None        None
----------------------------     ----       ----       ----      -----       -----
Other expenses                   0.25       0.41       0.24       0.19        0.30
----------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         0.80       1.72       1.56       0.51        0.62
----------------------------     ----       ----       ----      -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 354     $ 575     $ 259     $52     $63
--       -----     -----     -----     ---     ---
3          523       842       493     164     199
--       -----     -----     -----     ---     ---
5          707     1,133       850     285     346
--       -----     -----     -----     ---     ---
10       1,238     1,561     1,856     640     774
--       -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 354     $ 175     $ 159     $52     $63
--       -----     -----     -----     ---     ---
3          523       542       493     164     199
--       -----     -----     -----     ---     ---
5          707       933       850     285     346
--       -----     -----     -----     ---     ---
10       1,238     1,561     1,856     640     774
--       -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2010: 186%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities backed by the full faith and credit of the US government, including related repurchase agreements (the "80% test"). Within the 80% test, the fund invests principally in Ginnie Maes (mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA)),



                                       31
PROSPECTUS February 1, 2011           DWS Strategic Government Securities Fund
but may also invest in US Treasuries and other securities that are backed by the full faith and credit of the US government. Outside the 80% test, the fund may also invest in other debt and mortgage-backed securities, including securities that are issued by US government agencies or instrumentalities but are not backed by the full faith and credit of the US government.

MANAGEMENT PROCESS. In deciding which types of government bonds to buy and sell, portfolio management first considers the relative attractiveness of US Treasuries compared to other US government and agency securities and then determines allocations. Their decisions are generally based on a number of factors, including changes in supply and demand within the bond market.


In choosing individual bonds, portfolio management reviews each bond's fundamentals, compares the yields of shorter maturity bonds to those of longer maturity bonds and uses technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness. Portfolio management may also adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, based upon their analysis.


GLOBAL TACTICAL ASSET ALLOCATION OVERLAY STRATEGY. In addition to the fund's policy of investing at least 80% of its assets in securities backed by the full faith and credit of the US government, portfolio management seeks to enhance returns by employing a global tactical asset allocation (GTAA) overlay strategy. This strategy attempts to take advantage of inefficiencies within global bond and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts.


DERIVATIVES. Outside of the GTAA strategy, portfolio management generally may use futures contracts, interest rate swaps, total return swaps and options on interest rate swaps, and futures contracts, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use options on US government agency mortgage-backed to-be-announced securities to enhance potential gain.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


GTAA RISK. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.


As part of the GTAA strategy, the fund will be exposed to the risks of non-US currency markets, and global bond markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. Global bond markets may also fluctuate for the same or similar reasons. As a result, the fund's exposure to foreign currencies and global bond markets could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that they will be able to do so.



SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.



                                       32
PROSPECTUS February 1, 2011           DWS Strategic Government Securities Fund

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






2001         2002      2003      2004      2005      2006      2007    2008    2009      2010
7.23         8.14      1.97      3.61      2.42      3.86      5.79    4.89    7.75      6.13




Best Quarter: 4.11% Q3 2001   Worst Quarter: -0.95%, Q2 2004

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Class S shares began on 7/31/2005.



                                CLASS          1          5         10
                            INCEPTION       YEAR      YEARS      YEARS   SINCE INCEPTION
                          -----------  ---------  ---------  ---------  ----------------
CLASS A before tax        10/1/1979        3.21       5.09       4.87            -
------------------------- ---------        ----       ----       ----            -
  After tax on
  distributions()                          1.70       3.33       3.10            -
  After tax on distribu-
  tions and sale of
  fund shares                              2.08       3.30       3.09            -
------------------------- ---------        ----       ----       ----            -
CLASS B before tax        5/31/1994        2.31       4.60       4.61            -
------------------------- ---------        ----       ----       ----            -
CLASS C before tax        5/31/1994        5.43       4.86       4.33            -
------------------------- ---------        ----       ----       ----            -
INST CLASS before tax      7/3/1995        6.40       5.92       5.40            -
------------------------- ---------        ----       ----       ----            -
BARCLAYS CAPITAL
GNMA INDEX
(reflects no deduction
for fees, expenses or
taxes)                                     6.67       6.29       5.86            -
------------------------- ---------        ----       ----       ----            -
CLASS S before tax        7/29/2005        6.44       5.88         -           5.63
------------------------- ---------        ----       ----       ----          ----
BARCLAYS CAPITAL
GNMA INDEX
(reflects no deduction
for fees, expenses or
taxes)                                     6.67       6.29         -           6.08
------------------------- ---------        ----       ----       ----          ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2002.


JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.



OHN CHOE, CFA, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in
2010.


SUBADVISOR

QS Investors, LLC (QS Investors)


                                       33
PROSPECTUS February 1, 2011           DWS Strategic Government Securities Fund

PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2008.


THOMAS PICCIOCHI, HEAD OF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2008.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.


PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       34
PROSPECTUS February 1, 2011           DWS Strategic Government Securities Fund

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS STRATEGIC INCOME FUND



INVESTMENT OBJECTIVE

The fund seeks a high current return.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 66) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                                    A          B          C      S
                                          -----------  ---------  ---------  -----
Maximum sales charge (load) imposed on
purchases, as % of offering price              2.75      None       None     None
-----------------------------------------      ----      --         --       -----
Maximum deferred sales charge (load), as
% of redemption proceeds                    None()     4.00       1.00       None
-----------------------------------------   -------    ----       ----       -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                              A          B          C           S
                                      ---------  ---------  ---------  ----------
Management fee                            0.47       0.47       0.47       0.47
-------------------------------------     ----       ----       ----       ----
Distribution/service
(12b-1) fees                              0.23       0.99       0.99      None
-------------------------------------     ----       ----       ----      -----
Other expenses                            0.36       0.44       0.36       0.43
-------------------------------------     ----       ----       ----      -----
Acquired funds fees and expenses          0.02       0.02       0.02       0.02
-------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES      1.08       1.92       1.84       0.92
-------------------------------------     ----       ----       ----      -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 382     $ 595     $ 287     $  94
--       -----     -----     -----     -----
3          609       903       579       293
--       -----     -----     -----     -----
5          854     1,237       996       509
--       -----     -----     -----     -----
10       1,556     1,824     2,159     1,131
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 382     $ 195     $ 187     $  94
--       -----     -----     -----     -----
3          609       603       579       293
--       -----     -----     -----     -----
5          854     1,037       996       509
--       -----     -----     -----     -----
10       1,556     1,824     2,159     1,131
--       -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2010: 182%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests mainly in bonds issued by both US and foreign corporations and governments. The credit quality of the fund's investments may vary; the fund may invest up to 100% of total assets in either investment-grade bonds or in junk bonds, which are those below the fourth highest credit rating category (that is, grade BB/Ba and below). The




                                       35
PROSPECTUS February 1, 2011                          DWS Strategic Income Fund
fund may invest up to 50% of total assets in foreign bonds. The fund may also invest in emerging markets securities and dividend-paying common stocks.

MANAGEMENT PROCESS. In deciding which types of securities to buy and sell, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, portfolio management considers how they are structured and uses independent analysis of issuers' creditworthiness.


Portfolio management may shift the allocations of the fund's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the companies and industries represented in the fund's holdings.


GLOBAL TACTICAL ASSET ALLOCATION OVERLAY STRATEGY. In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a global tactical asset allocation (GTAA) overlay strategy. This strategy attempts to take advantage of inefficiencies within global equity, bond and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts.


DERIVATIVES. Outside of the GTAA strategy, portfolio management generally may use futures contracts, interest rate swaps and total return swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use (i) credit default swaps to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio; (ii) options on securities and indices to enhance potential gain and options on interest rate swaps for duration management; or (iii) forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


The fund may also invest in affiliated mutual funds. The fund may invest up to 5% of net assets in shares of DWS Floating Rate Plus Fund, which invests primarily in adjustable rate loans that have a senior right to payment and also uses the GTAA strategy.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


GTAA RISK. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.



                                       36
PROSPECTUS February 1, 2011                          DWS Strategic Income Fund

EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






2001         2002        2003       2004       2005      2006      2007    2008     2009     2010
3.89         5.56       19.34      11.00       2.16      8.62      5.37    -8.66    21.71    10.16




Best Quarter: 8.65%, Q2 2009   Worst Quarter: -5.21%, Q3 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Class S shares began on 1/31/2005.



                                CLASS          1          5         10
                            INCEPTION       YEAR      YEARS      YEARS   SINCE INCEPTION
                          -----------  ---------  ---------  ---------  ----------------
CLASS A before tax        6/23/1977        7.13       6.39       7.30            -
------------------------- ---------       -----       ----       ----            -
  After tax on
  distributions()                          5.12       4.22       5.02            -
  After tax on distribu-
  tions and sale of
  fund shares                              4.59       4.15       4.96            -
------------------------- ---------       -----       ----       ----            -
CLASS B before tax        5/31/1994        6.02       5.96       7.04            -
------------------------- ---------       -----       ----       ----            -
CLASS C before tax        5/31/1994        9.06       6.14       6.78            -
------------------------- ---------       -----       ----       ----            -
BARCLAYS CAPITAL US
GOVERNMENT/CREDIT
INDEX (reflects no
deduction for fees,
expenses or taxes)                         6.59       5.56       5.83            -
------------------------- ---------       -----       ----       ----            -
BLENDED INDEX                              9.54       6.96       7.69            -
------------------------- ---------       -----       ----       ----            -
CLASS S before tax         2/1/2005       10.17       7.21         -           6.39
------------------------- ---------       -----       ----       ----          ----
BARCLAYS CAPITAL US
GOVERNMENT/CREDIT
INDEX (reflects no
deduction for fees,
expenses or taxes)                         6.59       5.56         -           4.97
------------------------- ---------       -----       ----       ----          ----
BLENDED INDEX                              9.54       6.96         -           6.47
------------------------- ---------       -----       ----       ----          ----

The Advisor believes the additional Blended Index generally reflects typical fund asset allocations and generally represents the fund's overall investment process. The Blended Index is a combination of the Credit Suisse High Yield Index, Barclays Capital US Government/Credit Index, J.P. Morgan Emerging Markets Bond Index Global Diversified and Citigroup Non US Hedged WBGI.



                                       37
PROSPECTUS February 1, 2011                          DWS Strategic Income Fund

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

GARY RUSSELL, CFA, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Joined the fund in 2006.


WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2005.


JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.



OHN CHOE, CFA, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in
2011.


DARWEI KUNG, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2011.


SUBADVISOR

QS Investors, LLC (QS Investors)


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2007.


THOMAS PICCIOCHI, HEAD OF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2007.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                          AUTOMATIC
                                UGMAS/   INVESTMENT
           NON-IRA      IRAS     UTMAS        PLANS
         ---------  --------  --------  -----------
A B C     1,000       500      1,000         500
-------   -----       ---      -----         ---
S         2,500     1,000      1,000       1,000
-------   -----     -----      -----       -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET



You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       38
PROSPECTUS February 1, 2011                          DWS Strategic Income Fund

FUND DETAILS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

--------------------------------------------------------------------------------
 DWS Core Fixed Income Fund



INVESTMENT OBJECTIVE


The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities. Fixed income securities include, but are not limited to, debt securities of the US Treasury, as well as US government agencies and instrumentalities, corporate debt securities, inflation-indexed bonds, mortgage-backed and asset-backed securities, US government agency mortgage-backed to-be-announced (TBAs) instruments, taxable municipal and tax-exempt municipal bonds and Rule 144A securities.


The fund invests primarily in investment-grade debt securities (securities rated within the top four long-term credit rating categories). The fund may purchase or sell securities or instruments on a when-issued, delayed delivery or forward commitment basis (e.g., TBAs). A forward commitment transaction is an agreement by the fund to purchase or sell securities at a specified future date. The fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future. The fund may also invest up to 25% of total assets in US dollar-denominated securities of foreign issuers and governments. The fund may hold up to 20% of total assets in cash or money market instruments, either to maintain liquidity or in the event portfolio management determines that securities meeting the fund's investment objective are not readily available for purchase.


Because the fund may invest in fixed income securities of varying maturities, the fund's dollar-weighted average effective portfolio maturity will vary. As of December 31, 2010, the fund had a dollar-weighted average effective portfolio maturity of 7.05 years. In determining the fund's dollar-weighted average effective portfolio maturity, portfolio management uses a security's stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, or prepayment provision) will cause the security to be repaid earlier than the stated maturity date.


MANAGEMENT PROCESS. In seeking to achieve the fund's investment objective, portfolio management focuses on four key components:

o A balanced "top-down" and "bottom-up" security selection approach based on the decisions of senior sector specialists;

o An active rotation of the sectors represented in the Barclay's Capital U.S. Aggregate Bond Index by a specialized sector rotation team;

o  Active management of interest rate risk by a specialized team; and

o Portfolio construction techniques that seek to enhance returns and manage risks by identifying inefficiencies in market-based indices.

DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative, for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes).


The fund may also use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not



                                       39
PROSPECTUS February 1, 2011                                       Fund Details
intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases insuring municipal bonds. Because guarantors may insure many types of bonds, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FORWARD COMMITMENT RISK. When a fund engages in when-issued, delayed delivery or forward commitment transactions (e.g. TBAs), the fund relies on the counterparty to consummate the sale. Failure to do so may result in the fund missing the opportunity to obtain a price or yield considered to be advantageous. Such transactions may also have the effect of leverage on the fund and may cause the fund to be more volatile. Additionally, these transactions may create a higher portfolio turnover rate.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of



                                       40
PROSPECTUS February 1, 2011                                       Fund Details
the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause an inability to prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

--------------------------------------------------------------------------------
 DWS Global Inflation Plus Fund



INVESTMENT OBJECTIVE


The fund seeks to provide maximum inflation-adjusted return.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund invests in inflation-indexed bonds and other fixed income securities of varying maturities issued by the US government and non-US governments, their agencies or instrumentalities, and US and non-US corporations and derivatives related to each of these types of securities. The fund may also invest (directly or indirectly) up to 30% of its total assets in commodity-linked derivative instruments (such as commodity-linked swaps, structured notes and futures contracts), equity securities, and securities of Real Estate Investment Trusts (REITs).


Inflation-indexed bonds are fixed-income securities whose principal value and/or rate of interest are periodically adjusted to track changes in an official inflation measure, such as the Consumer Price Index for Urban Consumers or a comparable inflation index.


Commodity-linked derivative instruments are designed to provide exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. Physical commodities are assets that have tangible properties such as gas, heating oil, industrial and other precious metals, livestock, or agricultural products. The fund may gain exposure to the commodity markets by investing a portion of its assets in a wholly-owned subsidiary (the "Subsidiary"), which shares the same portfolio management as the fund and is expected to invest mainly in commodity-linked derivative instruments and fixed income securities, some of which may serve as margin or collateral for the Subsidiary's derivatives positions.


Because the fund may invest in fixed income securities of varying maturities, the fund's dollar-weighted average effective portfolio maturity will vary. As of December 31, 2010, the fund had a dollar-weighted average effective portfolio maturity of 8.45 years. In determining the fund's dollar-weighted average effective portfolio maturity, portfolio management uses a security's stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, or prepayment provision) will cause the security to be repaid earlier than the stated maturity date.


Other fixed income securities in which the fund may invest include mortgage-backed and asset-backed securities, adjustable rate loans that have a senior right to payment ("Senior Loans") and other floating rate debt securities, and taxable and tax-exempt municipal bonds. Up to 10% of the fund's total assets may be invested in below investment grade bonds or instruments (also referred to as junk bonds).


MANAGEMENT PROCESS. The investment process involves both "top down" analysis as well as "bottom up" investment selection. As part of the top down analysis, portfolio management takes into account several factors, including, but not limited to, current and expected levels of inflation and current and expected economic conditions. The results of this analysis determine the overall structure of the fund's portfolio. Having determined the desired overall structure of the fund's portfolio, portfolio management selects individual investments that reflect that portfolio structure. Relative value compared to similar securities, credit quality of issuers, and liquidity of holdings are among the factors considered by portfolio management when investment decisions are made for the fund.


GLOBAL TACTICAL ASSET ALLOCATION OVERLAY STRATEGY. In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a global tactical asset allocation (GTAA) overlay strategy. This strategy attempts to take advantage of inefficiencies within global bond and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts.


DERIVATIVES. Outside of the GTAA strategy, portfolio management generally may use interest rate swaps, which are a type of derivative (a contract whose value is based



                                       41
PROSPECTUS February 1, 2011                                       Fund Details
on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes).

The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


INFLATION-INDEXED BOND RISK. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise owing to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates.


The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) In certain interest rate environments, such as when real interest rates (current actual interest rates) are rising faster than nominal interest rates (meaning a real interest rate plus an expected inflation rate), inflation-indexed bonds may experience greater losses than other interest-paying securities of comparable quality and duration.


COMMODITIES-RELATED INVESTMENTS RISK. The commodities-linked derivatives instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.


The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the fund buys, which may make it difficult for the fund to sell them at an acceptable price. The fund's ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, the real estate sector could be hurt by rising interest rates, falling real estate prices, overbuilding or zoning changes, and the commodities sector could be hurt by factors affecting a particular industry or commodity such as drought, floods, weather or changes in storage costs.



                                       42
PROSPECTUS February 1, 2011                                       Fund Details

GTAA RISK. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.


CONFLICT OF INTEREST RISK. Affiliates of the Advisor may participate in the primary and secondary market for Senior Loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the Senior Loan market may restrict the fund's ability to acquire some Senior Loans, or affect the timing or price of such acquisition.


If the Advisor wishes to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing.



                                       43
PROSPECTUS February 1, 2011                                       Fund Details

In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause an inability to prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


SENIOR LOANS RISK. Senior Loans are not rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior Loans involve other risks described elsewhere in this prospectus, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.


STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


Stock prices can be hurt by poor management, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price.


TAX STATUS RISK. Income from certain commodity-linked derivatives does not constitute "qualifying income" to the fund. However, the IRS has issued a private ruling to the fund that income earned through its wholly-owned Subsidiary that invests in such instruments constitutes qualifying income. If such income were determined not to constitute qualifying income and caused the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to tax at the fund level.

--------------------------------------------------------------------------------

 DWS GNMA Fund



INVESTMENT OBJECTIVE


The fund seeks to produce a high level of income.


PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in "Ginnie Maes," which are mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association (GNMA). The fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including US government agency mortgage-backed to-be-announced securities (TBAs). The balance of the fund's assets, among other permitted investments, may be invested in securities issued by the US government, its agencies or instrumentalities. These securities may not be guaranteed by the US Treasury or backed by the full faith and credit of the US government. The fund may also hold up to 10% of its total net assets in uninvested cash, cash equivalents (such as money market securities), repurchase agreements or shares of money market funds or short-term bond funds, which investments may not be issued or guaranteed by the US government, its agencies or instrumentalities.


Because the fund may invest in fixed income securities of varying maturities, the fund's dollar-weighted average effective portfolio maturity will vary. As of December 31, 2010, the fund had a dollar-weighted average effective portfolio maturity of 4.82 years. In determining the fund's dollar-weighted average effective portfolio maturity, portfolio management uses a security's stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, or prepayment provision) will cause the security to be repaid earlier than the stated maturity date.


MANAGEMENT PROCESS. In deciding which types of securities to buy and sell, portfolio management first considers the relative attractiveness of Ginnie Maes compared to other eligible securities and decides on allocations. The decisions are generally based on a number of factors, including changes in supply and demand within the bond market. In choosing individual bonds, portfolio management reviews each bond's characteristics and compares the yields of shorter maturity bonds to those of longer maturity bonds.


DERIVATIVES. Portfolio management generally may use interest rate futures contracts or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management may generally enter into options on GNMA TBAs to enhance potential gain and options on interest rate swaps to reduce the duration of the fund's portfolio.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains;



                                       44
PROSPECTUS February 1, 2011                                       Fund Details
or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause an inability to prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.



                                       45
PROSPECTUS February 1, 2011                                       Fund Details

FORWARD COMMITMENT RISK. When a fund engages in when-issued, delayed delivery or forward commitment transactions (e.g. TBAs), the fund relies on the counterparty to consummate the sale. Failure to do so may result in the fund missing the opportunity to obtain a price or yield considered to be advantageous. Such transactions may also have the effect of leverage on the fund and may cause the fund to be more volatile. Additionally, these transactions may create a higher portfolio turnover rate.

--------------------------------------------------------------------------------

 DWS High Income Fund



INVESTMENT OBJECTIVE


The fund seeks the highest level of current income obtainable from a diversified portfolio of fixed-income securities which portfolio management considers consistent with reasonable risk. As a secondary objective, the fund will seek capital gain where consistent with its primary objective.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers. The fund invests in securities of varying maturities and intends to maintain a dollar-weighted effective average portfolio maturity that will not exceed ten years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity.


Because the fund may invest in fixed income securities of varying maturities, the fund's dollar-weighted average effective portfolio maturity will vary. As of December 31, 2010, the fund had a dollar-weighted average effective portfolio maturity of 6.03 years. In determining the fund's dollar-weighted average effective portfolio maturity, portfolio management uses a security's stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, or prepayment provision) will cause the security to be repaid earlier than the stated maturity date.


MANAGEMENT PROCESS. Portfolio management focuses on cash flow and total return analysis, and broad diversification among countries, sectors, industries and individual issuers and maturities. Portfolio management uses an active process that emphasizes relative value in a global environment, managing on a total return basis, and using intensive research to identify stable to improving credit situations that may provide yield compensation for the risk of investing in junk bonds.


The investment process involves a bottom-up approach, where relative value and fundamental analysis are used to select the best securities within each industry, and a top-down approach to assess the overall risk and return in the market and which considers macro trends in the economy. To select securities or investments, portfolio management:

o analyzes economic conditions for improving or undervalued sectors and industries;

o uses independent credit research and on-site management visits to evaluate individual issuers' debt service, growth rate, and both downgrade and upgrade potential;

o  assesses new offerings versus secondary market opportunities; and

o seeks issuers within attractive industry sectors and with strong long-term fundamentals and improving credits.

DERIVATIVES. Portfolio management generally may use credit default swaps, which is a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. In addition, portfolio management generally may use enter into forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than



                                       46
PROSPECTUS February 1, 2011                                       Fund Details
investment-grade debt securities. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



                                       47
PROSPECTUS February 1, 2011                                       Fund Details

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause an inability to prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

--------------------------------------------------------------------------------
 DWS High Income Plus Fund



INVESTMENT OBJECTIVE


The fund seeks high current income and, as a secondary objective, capital appreciation.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal conditions, the fund invests at least 65% of total assets in US dollar-denominated, domestic and foreign below investment grade debt securities (rated below the fourth highest category, junk bonds), including those whose issuers are located in countries with new or emerging securities markets. The fund invests in securities of varying maturities and intends to maintain a dollar-weighted effective average portfolio maturity that will not exceed ten years. Subject to its portfolio maturity policy, the fund may purchase individual securities with any stated maturity.


The fund may invest in securities of any credit quality, and may include debt securities not paying interest currently and securities in default. The fund may invest up to 25% of total assets in non-US dollar-denominated below investment grade debt securities, up to 15% of total assets to buy or sell protection on credit exposure, and up to 20% of net assets in common stocks and other equity securities. The fund may invest up to 35% of total assets in cash or money market instruments to maintain liquidity or in the event portfolio management determines that securities meeting the fund's investment objective are not readily available for purchase. The fund may also purchase securities on a when-issued basis and engage in short sales.


Because the fund may invest in fixed income securities of varying maturities, the fund's dollar-weighted average effective portfolio maturity will vary. As of December 31, 2010, the fund had a dollar-weighted average effective portfolio maturity of 5.80 years. In determining the fund's dollar-weighted average effective portfolio maturity, portfolio management uses a security's stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, or prepayment provision) will cause the security to be repaid earlier than the stated maturity date.


MANAGEMENT PROCESS. Portfolio management uses primarily a bottom-up approach by using relative value and fundamental analysis to select securities within each industry, and a top-down approach to assess the overall risk and return in the market and which it considers macro trends in the economy. Portfolio management also uses independent credit research, management visits and conference calls as part of its analysis process.


DERIVATIVES. Portfolio management generally may use credit default swaps, which is a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. In addition, portfolio management generally may use enter into forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad



                                       48
PROSPECTUS February 1, 2011                                       Fund Details
economic news or even the expectation of bad news, than investment-grade debt securities. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


SHORT SALE RISK. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.


STOCK MARKET RISK. To the extent that the fund invests in equity securities and equity-related derivatives, the fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.



                                       49
PROSPECTUS February 1, 2011                                       Fund Details

This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause an inability to prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

--------------------------------------------------------------------------------
 DWS Short Duration Fund



INVESTMENT OBJECTIVE


The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in debt securities. Debt securities include securities of US and foreign government agencies and instrumentalities, corporate, mortgage-backed and asset-backed securities, taxable municipal and tax-exempt municipal bonds.


The fund invests primarily in investment-grade short-term debt securities (securities rated within the top four credit rating categories), but may invest up to 10% of total assets in below investment grade (rated below the fourth highest category, junk bonds) of US and foreign issuers. The fund also may invest up to 10% of total assets in US dollar or foreign currency denominated bonds of issuers located in countries with new or emerging securities markets. The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event the portfolio managers determine that securities meeting the fund's investment objective are not otherwise readily available for purchase.


MANAGEMENT PROCESS. Portfolio management begins with a top-down approach, first focusing on sector allocations, then using relative value analysis to select securities within each sector. Portfolio management analyzes such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.


Portfolio management normally targets an average portfolio duration (a measure of sensitivity to interest rate changes) of no longer than three years by investing in debt securities with short- to intermediate-term maturities.


The fund primarily invests in debt securities that are rated, at the time of purchase, within the top four rating categories as rated by Moody's Investors Service, Inc., the Standard & Poor's Division of The McGraw-Hill Companies, Inc., Fitch, Inc., or another NRSRO, or, if unrated, determined by the fund's investment advisor to be of similar quality.


DERIVATIVES. Portfolio management generally may use futures contracts, total return swaps or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use credit default swaps to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. Futures contracts, total return swaps, interest rate swaps and credit default swaps are each a type of derivative.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



                                       50
PROSPECTUS February 1, 2011                                       Fund Details

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.



                                       51
PROSPECTUS February 1, 2011                                       Fund Details

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause an inability to prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

--------------------------------------------------------------------------------
 DWS Short Duration Plus Fund



INVESTMENT OBJECTIVE


The fund's investment objective is to provide high income while also seeking to maintain a high degree of stability of shareholders' capital.


PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal market conditions, the fund invests at least 65% of its total assets in fixed income securities rated, at the time of purchase, within the top four long-term rating categories by a nationally recognized statistical rating organization (a "NRSRO") (or, if unrated, determined by the fund's investment advisor to be of similar quality). The fund may invest in securities of varying maturities. The fund normally seeks to maintain an average portfolio duration of no longer than three years by investing in fixed income securities with short-to intermediate-term maturities.


The fund may also invest up to 10% of its assets in domestic and foreign below investment-grade fixed income securities (junk bonds) rated in the fifth and sixth long-term rating categories by a NRSRO or, if unrated, determined by the fund's investment advisor to be of similar quality, including those whose issuers are located in countries with new or emerging securtiies markets.


The fund considers an emerging securities market to be one where the sovereign debt issued by the government in local currency terms is rated below investment-grade. Such lower-rated securities may be US dollar-denominated, and a portion may consist of non-US dollar-denominated investments.


Fixed income securities in which the fund may invest include US government securities or obligations that are issued or guaranteed by the US Treasury or by agencies or instrumentalities of the US government; obligations backed by such US government securities; US dollar-denominated fixed income securities of domestic or foreign corporations, foreign governments or supranational entities, including adjustable rate loans that have a senior right to payment; US dollar-denominated asset-backed securities issued by domestic or foreign entities; mortgage pass-through securities issued by governmental and non-governmental issuers; collateralized mortgage obligations, real estate mortgage investment conduits and commercial mortgage-backed securities; short-term investments, including money market mutual funds. The fund invests in short-term investments to meet shareholder withdrawals and other liquidity needs. Short-term investments will be rated at the time of purchase within one of the top two short-term rating categories by a NRSRO or, if unrated, determined by the fund's investment advisor to be of similar quality.


The fund may also invest in Rule 144A securities, to be announced (TBA) securities, when-issued and delayed delivery and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.


MANAGEMENT PROCESS. The fund's investment strategy emphasizes a diversified exposure to higher yielding mortgage, corporate and asset-backed sectors of the investment-grade fixed income markets. Portfolio management uses a top-down approach, first focusing on sector



                                       52
PROSPECTUS February 1, 2011                                       Fund Details
allocations, then using relative value analysis to select the best securities within each sector. When selecting securities, portfolio management analyzes such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.

GLOBAL TACTICAL ASSET ALLOCATION OVERLAY STRATEGY. In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a global tactical asset allocation (GTAA) overlay strategy. This strategy attempts to take advantage of inefficiencies within global bond and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts.


DERIVATIVES. Outside of the GTAA strategy, portfolio management generally may use interest rate swaps and total return swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use credit default swaps to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


GTAA RISK. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or



                                       53
PROSPECTUS February 1, 2011                                       Fund Details
contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause an inability to prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

--------------------------------------------------------------------------------
 DWS Strategic Government Securities Fund



INVESTMENT OBJECTIVE


The fund seeks high current income, liquidity and security of principal.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities backed by the full faith and credit of the US government, including related repurchase agreements (the "80% test"). Within the 80% test, the fund invests principally in Ginnie Maes (mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA)), but may also invest in US Treasuries and other securities that are backed by the full faith and credit of the US government. Outside the 80% test, the fund may also invest in other debt and mortgage-backed securities, including securities that are issued by US government agencies or instrumentalities but are not backed by the full faith and credit of the US government.


MANAGEMENT PROCESS. In deciding which types of government bonds to buy and sell, portfolio management first considers the relative attractiveness of US Treasuries compared to other US government and agency securities and then determines allocations. Their decisions are generally based on a number of factors, including changes in supply and demand within the bond market.



                                       54
PROSPECTUS February 1, 2011                                       Fund Details

In choosing individual bonds, portfolio management reviews each bond's fundamentals, compares the yields of shorter maturity bonds to those of longer maturity bonds and uses technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness. Portfolio management may also adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, based upon their analysis.


GLOBAL TACTICAL ASSET ALLOCATION OVERLAY STRATEGY. In addition to the fund's policy of investing at least 80% of its assets in securities backed by the full faith and credit of the US government, portfolio management seeks to enhance returns by employing a global tactical asset allocation (GTAA) overlay strategy. This strategy attempts to take advantage of inefficiencies within global bond and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts.


In employing the GTAA strategy, portfolio management intends to limit its use of derivatives to those that it considers to be liquid. In addition, because of the aggregation of the various long and short positions, portfolio management believes the GTAA strategy can potentially enhance the fund's returns over time without adding undue risk to the fund's profile.


For the purpose of complying with the 80% test, the fund does not use the notional value of a derivative instrument, but rather, uses the "mark-to-market" value (i.e., the unrealized net gain or loss on an open derivative instrument) of the derivative instrument. The "mark-to-market" value of a derivative instrument will not be treated as an investment in securities backed by the full faith and credit of the US government. By calculating the 80% test on the basis of "mark-to-market" value, rather than the notional value, of derivative instruments, the fund may invest a greater percentage of its assets in such derivative instruments than would otherwise be the case.


Although the fund's aggregate notional market exposure from derivatives employed as part of the GTAA strategy may equal up to 100% of the fund's assets, the fund normally limits the net notional value of all open GTAA related derivatives instruments, after aggregating the fund's long and short positions, to 20% of the fund's net assets. In addition, the net "mark-to-market" value of all open GTAA related derivatives instruments, plus any required initial margin payments, is normally expected to be less than 5% of the fund's net assets. There can be no assurance, however, that these limits will prevent the fund from incurring losses due to its use of GTAA related derivative instruments.


DERIVATIVES. Outside of the GTAA strategy, portfolio management generally may use futures contracts, interest rate swaps, total return swaps and options on interest rate swaps, and futures contracts, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use options on US government agency mortgage-backed to-be-announced securities to enhance potential gain.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


GTAA RISK. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be



                                       55
PROSPECTUS February 1, 2011                                       Fund Details
incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.

As part of the GTAA strategy, the fund will be exposed to the risks of non-US currency markets, and global bond markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. Global bond markets may also fluctuate for the same or similar reasons. As a result, the fund's exposure to foreign currencies and global bond markets could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that they will be able to do so.



SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause an inability to prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

--------------------------------------------------------------------------------
 DWS Strategic Income Fund



INVESTMENT OBJECTIVE


The fund seeks a high current return.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests mainly in bonds issued by both US and foreign corporations and governments. The credit quality of the fund's investments may vary; the fund may invest up to 100% of total assets in either investment-grade bonds or in junk bonds, which are those below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in foreign bonds. The fund may also invest in emerging markets securities and dividend-paying common stocks.


Because the fund may invest in fixed income securities of varying maturities, the fund's dollar-weighted average effective portfolio maturity will vary. As of December 31, 2010, the fund had a dollar-weighted average effective portfolio maturity of 7.28 years. In determining the fund's dollar-weighted average effective portfolio maturity, portfolio


                                       56
PROSPECTUS February 1, 2011                                       Fund Details
management uses a security's stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, or prepayment provision) will cause the security to be repaid earlier than the stated maturity date.

MANAGEMENT PROCESS. In deciding which types of securities to buy and sell, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, portfolio management considers how they are structured and uses independent analysis of issuers' creditworthiness.


Portfolio management may shift the allocations of the fund's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the companies and industries represented in the fund's holdings.


GLOBAL TACTICAL ASSET ALLOCATION OVERLAY STRATEGY. In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a global tactical asset allocation (GTAA) overlay strategy. This strategy attempts to take advantage of inefficiencies within global equity, bond and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts.


DERIVATIVES. Outside of the GTAA strategy, portfolio management generally may use futures contracts, interest rate swaps and total return swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use (i) credit default swaps to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio; (ii) options on securities and indices to enhance potential gain and options on interest rate swaps for duration management; or (iii) forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


The fund may also invest in affiliated mutual funds. The fund may invest up to 5% of net assets in shares of DWS Floating Rate Plus Fund, which invests primarily in adjustable rate loans that have a senior right to payment and also uses the GTAA strategy.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.


GTAA RISK. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.



                                       57
PROSPECTUS February 1, 2011                                       Fund Details

There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.


Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause an inability to prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



OTHER POLICIES AND RISKS


While the previous pages describe the main points of each fund's strategy and risks, there are a few other matters to know about:



                                       58
PROSPECTUS February 1, 2011                                       Fund Details

o Although major changes tend to be infrequent, each fund's Board could change a fund's investment objective without seeking shareholder approval.
   However, the Board of DWS Core Fixed Income Fund, DWS GNMA Fund, DWS Short Duration Fund and DWS Strategic Government Securities Fund will provide shareholders with at least 60 days notice prior to making any changes to the fund's 80% investment policy as described herein. For purposes of DWS GNMA Fund's 80% investment policy as described herein, investments in "Ginnie Maes" include investments in collateralized mortgage obligations collateralized by a pool of mortgage backed securities guaranteed by GNMA.

o When in the Advisor's opinion it is advisable to adopt a temporary defensive position because of unusual and adverse or other market conditions, up to 100% of each fund's assets may be held in cash or invested in money market securities or other short-term investments. Short-term investments consist of (1) foreign and domestic obligations of sovereign governments and their agencies and instrumentalities, authorities and political subdivisions; (2) other short-term high quality rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (5) repurchase agreements. Short-term investments may also include shares of money market mutual funds. To the extent the fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.

o Each fund may trade actively. This could raise transaction costs (thus lowering return) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

o Portfolio management measures credit quality at the time it buys securities, using independent rating agencies or, for unrated securities, its own judgment. All securities must meet the credit quality standards applied by portfolio management at the time they are purchased. If a security's credit quality changes, portfolio management will decide what to do with the security, based on its assessment of what would most benefit a fund.


o Certain DWS funds-of-funds are permitted to invest in DWS Core Fixed Income Fund, DWS Global Inflation Plus Fund, DWS GNMA Fund, DWS High Income Fund, DWS High Income Plus Fund, DWS Short Duration Fund, DWS Short Duration Plus Fund and DWS Strategic Government Securities Fund. As a result, a fund may have large inflows or outflows of cash from time to time. This could have adverse effects on a fund's performance if a fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a fund's transaction costs.

o DWS Global Inflation Plus Fund may gain exposure to the commodity markets by investing a portion of its assets in its wholly-owned subsidiary, DWS
   Cayman Global Inflation Plus Fund, Ltd., which is organized under the laws of the Cayman Islands.


FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in each fund.


If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that a fund will achieve its investment objective.


A complete list of each fund's portfolio holdings as of the month-end is posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by fund and generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.



WHO MANAGES AND OVERSEES THE FUNDS


THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for each fund. Under the oversight of the Board, the Advisor, or a subadvisor, makes investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and



                                       59
PROSPECTUS February 1, 2011                                       Fund Details
commercial banking, investment banking and insurance. The Advisor and its predecessors have more than 90 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.

DWS Investments is part of the Asset Management division of Deutsche Bank AG and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, DIMA and DWS Trust Company. DWS Investments is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.


The Advisor may utilize the resources of its global investment platform to provide investment management services through branch offices located outside the US. In some cases, the Advisor may also utilize its branch offices or affiliates located in the US or outside the US to perform certain services such as trade execution, trade matching and settlement, or various administrative, back-office or other services. To the extent services are performed outside the US, such activity may be subject to both US and foreign regulation. It is possible that the jurisdiction in which the Advisor or its affiliate performs such services may impose restrictions or limitations on portfolio transactions that are different from, and in addition to, those that apply in the US.


MANAGEMENT FEE. The Advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets.



FUND NAME                         FEE PAID
---------------------------  -------------
DWS Core Fixed Income Fund      0.40   %
----------------------------    ----
DWS Global Inflation Plus
Fund                              0.37%*
----------------------------    ------
DWS GNMA Fund                   0.315  %
----------------------------    ------
DWS High Income Fund            0.45   %
----------------------------    ------
DWS High Income Plus Fund         0.44%*
----------------------------    ------
DWS Short Duration Fund          0.218%*
----------------------------    ------
DWS Short Duration Plus
Fund                            0.35   %
----------------------------    ------
DWS Strategic Government
Securities Fund                 0.32   %
----------------------------    ------
DWS Strategic Income Fund         0.45%*
----------------------------    ------

* Reflects the effects of expense limitations and/or fee waivers then in effect.

For DWS Core Fixed Income Fund, the Advisor has contractually agreed through September 30, 2011 to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at 0.95%, 1.70%, 1.70%, 0.70%, 1.20% and 0.80% for Class A, B, C, Institutional, R
and S, respectively. The agreement may only be terminated with the consent of the fund's Board.


For DWS Short Duration Fund, the Advisor has contractually agreed through September 30, 2011 to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at 0.92%, 1.67%, 1.67%, 0.67% and 0.67% for Class A, B, C, Institutional and S,
respectively. The agreement may only be terminated with the consent of the fund's Board.


In addition, for DWS Short Duration Fund, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the total annual operating expenses at 0.75%, 1.50%, 1.50%, 0.50%, 0.50%, for Class A, B, C, Institutional and S, respectively. The Advisor, at its discretion, may revise or discontinue this arrangement at anytime, and it does not extend to extraordinary expenses, taxes, brokerage and interest expenses.


For DWS Short Duration Plus Fund, the Advisor has contractually agreed through September 30, 2011 to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at 0.92%, 1.67%, 1.67% and 0.67% for Class A, B, C and Institutional, respectively. The agreement may only be terminated with the consent of the fund's Board.


In addition, for DWS Short Duration Plus Fund, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the fund's total annual operating expenses at 0.63% for Class S. The Advisor, at its discretion, may revise or discontinue this arrangement at anytime, and it does not extend to extraordinary expenses, taxes, brokerage and interest expenses.


For DWS Strategic Government Securities Fund, the Advisor has contractually agreed through September 30, 2011 to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at 1.72% for Class B. The agreement may only be terminated with the consent of the fund's Board.


A discussion regarding the basis for the Board's approval of each fund's investment management agreement and, as applicable, subadvisory agreement, is contained in the most recent shareholder report for the annual period ended September 30 for DWS GNMA Fund, DWS Global Inflation Plus Fund, DWS High Income Fund and DWS Short Duration Plus Fund and October 31 for DWS Core Fixed Income Fund, DWS High Income Plus Fund, DWS Short Duration Fund, DWS Strategic Income Fund and DWS Strategic Government Securities Fund (see "Shareholder reports" on the back cover).



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PROSPECTUS February 1, 2011                                       Fund Details

Under a separate administrative services agreement between each fund and the Advisor, each fund pays the Advisor a fee of 0.10% for providing most of each fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


DWS Global Inflation Plus Fund may pursue its investment objective, in part, by investing in the Subsidiary. The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor provides investment advisory and other services to the Subsidiary. The Advisor does not receive separate compensation from the Subsidiary for providing it with investment advisory and/or other services. However, the fund does pay the Advisor a fee based on the fund's assets, including its investment in the Subsidiary.


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to recommend the hiring, termination and replacement of subadvisors. Each fund and the Advisor have received an order from the SEC that allows each fund and the Advisor to utilize a multi-manager structure in managing each fund's assets. Pursuant to the SEC order, the Advisor, with the approval of each fund's Board, is permitted to select subadvisors that are not affiliates of the Advisor ("non-affiliated subadvisors") to manage all or a portion of each fund's assets without obtaining shareholder approval. The Advisor also has the discretion to terminate any subadvisor and allocate and reallocate each fund's assets among any non-affiliated subadvisors. The SEC order also permits the Advisor, subject to the approval of the Board, to materially amend an existing subadvisory agreement with a non-affiliated subadvisor without shareholder approval. Each fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring of a new non-affiliated subadvisor, each fund will provide shareholders with an information statement containing information about the new non-affiliated subadvisor.


Each fund and the Advisor have also filed an exemptive application with the SEC requesting an order that would extend the relief granted with respect to non-affiliated subadvisors to certain subadvisors that are affiliates of the Advisor ("affiliated subadvisors"). If such relief is granted by the SEC, the Advisor, with the approval of each fund's Board, would be able to hire non-affiliated and/or affiliated subadvisors to manage all or a portion of each fund's assets without obtaining shareholder approval. The Advisor would also have the discretion to terminate any subadvisor and allocate and reallocate each fund's assets among any other subadvisors (including terminating a non-affiliated subadvisor and replacing them with an affiliated subadvisor). The Advisor, subject to the approval of the Board, would also be able to materially amend an existing subadvisory agreement with any such subadvisor without shareholder approval. There can be no assurance that such relief will be granted by the SEC. Each fund and the Advisor will be subject to any new conditions imposed by the SEC. DWS Global Inflation Plus Fund and DWS High Income Plus Fund would not be able to rely on such relief with respect to the hiring and replacement of affiliated subadvisors until shareholders have approved the operation of the fund in the manner described in this paragraph.


SUBADVISOR FOR DWS CORE FIXED INCOME FUND

Pursuant to a subadvisory agreement between the Advisor and Fischer Francis Trees & Watts, Inc., FFTW, a New York corporation, serves as the sub-advisor to the DWS Core Fixed Income Fund. FFTW conducts investment research and is responsible for the purchase, sale or exchange of the fund's assets. FFTW was organized in 1972. FFTW is registered as an investment adviser with the SEC. FFTW and certain affiliates managed, in aggregate, approximately $31.7 billion in assets, as of September 30, 2010, for numerous fixed-income portfolios. FFTW currently advises institutional clients, including central banks and official institutions, corporations for management of cash and retirement fund assets, public employee retirement funds, insurance companies, non-profit institutions and commercial banks. FFTW also serves as the advisor or the sub-advisor to domestic and international pooled investment vehicles. FFTW's New York offices are located at 200 Park Avenue, New York, New York 10166. FFTW is directly wholly-owned by Charter Atlantic Corporation (CAC), a New York corporation. CAC is owned by BNP Paribas, which is a publicly owned banking corporation organized under the laws of the Republic of France.


SUBADVISOR FOR DWS GLOBAL INFLATION PLUS FUND, DWS SHORT DURATION PLUS FUND, DWS STRATEGIC GOVERNMENT SECURITIES FUND AND DWS STRATEGIC INCOME FUND


The subadvisor for each fund is QS Investors, LLC located at 880 Third Avenue, New York, NY 10022. Founded in 2010, QS Investors manages and advises assets on behalf of institutional clients and retail funds, providing global expertise in research, portfolio management and quantitative analysis. Under the oversight of DIMA and the Board, QS Investors manages the assets attributable only to the fund's GTAA strategy. DIMA pays a fee to QS Investors pursuant to an investment subadvisory agreement between DIMA and QS Investors.



MANAGEMENT


DWS CORE FIXED INCOME FUND

DAVID MARMON, HEAD OF US AND GLOBAL PRODUCTS GROUP AND HEAD OF SECTOR ROTATION ALPHA TEAM OF FFTW. Portfolio Manager of the fund. Joined the fund in 2011.

o  Joined FFTW in 1990.

o Prior to joining FFTW, head of futures and options research at Yamaichi International (America).

o  BA, Economics, Alma College; MA, Economics, Duke University.



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PROSPECTUS February 1, 2011                                       Fund Details

DWS GLOBAL INFLATION PLUS FUND

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2005.

o Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

o  Portfolio Manager for Retail Fixed Income: New York.

o  BIS, University of Minnesota.

ERIC S. MEYER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.

o Joined Deutsche Asset Management in 2006 after 16 years of experience in positions of increasing responsibility in corporate banking with First Chicago, Credit Agricole, and most recently, Bank of America's subsidiary, Flagship Capital Management. Prior to his corporate banking experience, he worked in trust management operations for 10 years at First Chicago and E.F. Hutton.

o  Head of US Loan Portfolio Management, High Yield Strategies: New York.

o  BA from State University of New York, Albany; MBA from Pace University.

OHN CHOE, CFA, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in
2010.

o  Portfolio Manager for Retail Fixed Income: New York.

o  Joined Deutsche Asset Management in 2005.

o  BSBA, Georgetown University.

JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.


o Joined Deutsche Asset Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

o  Over 18 years of investment industry experience.

o  BA in Economics, University of Chicago; MBA, University of Chicago.

DARWEI KUNG, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2011.

o Joined Deutsche Asset Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

o  Portfolio Manager: New York.

o BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2005.

o Joined QS Investors in 2010 after 28 years of experience of trading fixed income, foreign exchange and derivative products at Deutsche Asset Management and J.P. Morgan.

o  BS, The Wharton School, University of Pennsylvania.


THOMAS PICCIOCHI, HEAD OF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2007.

o Joined QS Investors in 2010 after 24 years of experience in portfolio management and various research and analysis positions at Deutsche Asset Management, State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management.

o  BA and MBA, University of Miami.


DWS GNMA FUND

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2002.

o Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

o  Portfolio Manager for Retail Fixed Income: New York.

o  BIS, University of Minnesota.

OHN CHOE, CFA, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in
2010.

o  Portfolio Manager for Retail Fixed Income: New York.

o  Joined Deutsche Asset Management in 2005.

o  BSBA, Georgetown University.

JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.


o Joined Deutsche Asset Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

o  Over 18 years of investment industry experience.

o  BA in Economics, University of Chicago; MBA, University of Chicago.


DWS HIGH INCOME FUND

GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.

o Joined Deutsche Asset Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

o Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

o BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.


DWS HIGH INCOME PLUS FUND

GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.

o Joined Deutsche Asset Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.



                                       62
PROSPECTUS February 1, 2011                                       Fund Details

o Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

o BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.


DWS SHORT DURATION FUND

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.

o Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

o  Portfolio Manager for Retail Fixed Income: New York.

o  BIS, University of Minnesota.

GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.

o Joined Deutsche Asset Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

o Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

o BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

ERIC S. MEYER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.

o Joined Deutsche Asset Management in 2006 after 16 years of experience in positions of increasing responsibility in corporate banking with First Chicago, Credit Agricole, and most recently, Bank of America's subsidiary, Flagship Capital Management. Prior to his corporate banking experience, he worked in trust management operations for 10 years at First Chicago and E.F. Hutton.

o  Head of US Loan Portfolio Management, High Yield Strategies: New York.

o  BA from State University of New York, Albany; MBA from Pace University.

JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.


o Joined Deutsche Asset Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

o  Over 18 years of investment industry experience.

o  BA in Economics, University of Chicago; MBA, University of Chicago.

OHN CHOE, CFA, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in
2011.

o  Portfolio Manager for Retail Fixed Income: New York.

o  Joined Deutsche Asset Management in 2005.

o  BSBA, Georgetown University.


DARWEI KUNG, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2011.

o Joined Deutsche Asset Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

o  Portfolio Manager: New York.

o BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.


DWS SHORT DURATION PLUS FUND

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2002.

o Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

o  Portfolio Manager for Retail Fixed Income: New York.

o  BIS, University of Minnesota.

ERIC S. MEYER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.

o Joined Deutsche Asset Management in 2006 after 16 years of experience in positions of increasing responsibility in corporate banking with First Chicago, Credit Agricole, and most recently, Bank of America's subsidiary, Flagship Capital Management. Prior to his corporate banking experience, he worked in trust management operations for 10 years at First Chicago and E.F. Hutton.

o  Head of US Loan Portfolio Management, High Yield Strategies: New York.

o  BA from State University of New York, Albany; MBA from Pace University.

GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.

o Joined Deutsche Asset Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

o Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

o BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.


o Joined Deutsche Asset Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

o  Over 18 years of investment industry experience.

o  BA in Economics, University of Chicago; MBA, University of Chicago.

OHN CHOE, CFA, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in
2011.

o  Portfolio Manager for Retail Fixed Income: New York.

o  Joined Deutsche Asset Management in 2005.


                                       63
PROSPECTUS February 1, 2011                                       Fund Details

o  BSBA, Georgetown University.

DARWEI KUNG, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2011.

o Joined Deutsche Asset Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

o  Portfolio Manager: New York.

o BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2005.

o Joined QS Investors in 2010 after 28 years of experience of trading fixed income, foreign exchange and derivative products at Deutsche Asset Management and J.P. Morgan.

o  BS, The Wharton School, University of Pennsylvania.

THOMAS PICCIOCHI, HEAD OF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2007.

o Joined QS Investors in 2010 after 24 years of experience in portfolio management and various research and analysis positions at Deutsche Asset Management, State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management.

o  BA and MBA, University of Miami.


DWS STRATEGIC GOVERNMENT SECURITIES FUND

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2002.

o Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

o  Portfolio Manager for Retail Fixed Income: New York.

o  BIS, University of Minnesota.

JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.


o Joined Deutsche Asset Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

o  Over 18 years of investment industry experience.

o  BA in Economics, University of Chicago; MBA, University of Chicago.

OHN CHOE, CFA, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in
2010.

o  Portfolio Manager for Retail Fixed Income: New York.

o  Joined Deutsche Asset Management in 2005.

o  BSBA, Georgetown University.

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2008.


o Joined QS Investors in 2010 after 28 years of experience of trading fixed income, foreign exchange and derivative products at Deutsche Asset Management and J.P. Morgan.

o  BS, The Wharton School, University of Pennsylvania.

THOMAS PICCIOCHI, HEAD OF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Joined the fund in 2008.

o Joined QS Investors in 2010 after 24 years of experience in portfolio management and various research and analysis positions at Deutsche Asset Management, State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management.

o  BA and MBA, University of Miami.


DWS STRATEGIC INCOME FUND

GARY RUSSELL, CFA, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Joined the fund in 2006.

o Joined Deutsche Asset Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

o Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

o BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2005.

o Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

o  Portfolio Manager for Retail Fixed Income: New York.

o  BIS, University of Minnesota.

JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.


o Joined Deutsche Asset Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

o  Over 18 years of investment industry experience.

o  BA in Economics, University of Chicago; MBA, University of Chicago.

OHN CHOE, CFA, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in
2011.

o  Portfolio Manager for Retail Fixed Income: New York.

o  Joined Deutsche Asset Management in 2005.

o  BSBA, Georgetown University.

DARWEI KUNG, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2011.

o Joined Deutsche Asset Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.



                                       64
PROSPECTUS February 1, 2011                                       Fund Details

o  Portfolio Manager: New York.

o BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2007.

o Joined QS Investors in 2010 after 28 years of experience of trading fixed income, foreign exchange and derivative products at Deutsche Asset Management and J.P. Morgan.

o  BS, The Wharton School, University of Pennsylvania.

THOMAS PICCIOCHI, HEAD OF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2007.

o Joined QS Investors in 2010 after 24 years of experience in portfolio management and various research and analysis positions at Deutsche Asset Management, State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management.

o  BA and MBA, University of Miami.

Each fund's Statement of Additional Information provides additional information about a portfolio manager's investments in each fund, a description of the portfolio management compensation structure and information regarding other accounts managed.


                                       65
PROSPECTUS February 1, 2011                                       Fund Details

INVESTING IN THE FUNDS

This prospectus offers the share classes noted on the front cover. Each class has its own fees and expenses, offering you a choice of cost structures:

o CLASS A, B AND C SHARES are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

o CLASS R AND S SHARES AND INSTITUTIONAL CLASS SHARES are only available to particular investors or through certain programs, as described below.

The following pages tell you how to invest in a fund and what to expect as a shareholder. The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.


If you're investing directly with DWS Investments, all of this information applies to you. If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.


You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.



CHOOSING A SHARE CLASS


Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you.


We describe each share class in detail on the following pages. But first, you may want to look at the following table, which gives you a brief description and comparison of the main features of each class. You should consult with your financial advisor to determine which class of shares is appropriate for you.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions.



 CLASSES AND FEATURES                 POINTS TO HELP YOU COMPARE
 CLASS A
 o Sales charge of up to 4.50%     o Some investors may be able to
   or
   2.75% charged when you buy        reduce or eliminate their sales
   shares                            charge; see "Class A shares"
 o In most cases, no charge when   o Total annual expenses are
   you sell shares                   lower than those for Class B or
                                     Class C
 o Up to 0.25% annual share-
   holder servicing fee            o Distributions are generally
                                     higher than Class B or Class C
 CLASS B
 o No sales charge when you buy    o The deferred sales charge rate
   shares                            falls to zero after six years
 o Closed to new investment        o Shares automatically convert to
                                     Class A after six years, which
 o Deferred sales charge declining   means lower annual expenses
   from 4.00%, charged when you
                                     going forward
   sell shares you bought within
   the last six years              o Distributions are generally
                                     lower than Class A
 o 0.75% annual distribution fee
   and up to 0.25% annual share-
   holder servicing fee
 CLASS C
 o No sales charge when you buy    o The first year deferred sales
   shares                            charge rate is lower for Class C
                                     shares than Class B shares, but
 o Deferred sales charge of          your shares never automatically
   1.00%, charged when you sell      convert to Class A, so annual
   shares you bought within the      expenses remain higher than
   last year                         Class A
 o 0.75% annual distribution fee   o Distributions are generally
   and up to 0.25% annual share-     lower than Class A
   holder servicing fee            o Maximum investment applies
 CLASS R
 o No sales charge when you buy    o Only available to participants in
   shares                            certain retirement plans
 o 0.25% annual distribution fee   o Distributions are generally
   and up to 0.25% annual share-     higher than Class B and Class C
   holder servicing fee              but lower than Class A, Class S
                                     or Institutional Class
 INSTITUTIONAL CLASS
 o No sales charge when you buy    o Only available to certain institu-
   shares and no deferred sales      tional investors; typically
   charge when you sell shares       $1,000,000 minimum initial
                                     investment
                                     o Distributions are generally
                                     higher than Class A, B, C and R,
                                     and may be higher than Class
                                     S, depending on relative
                                     expenses
 CLASS S
 o No sales charge when you buy    o Limited availability, see "Eligi-
   shares and no deferred sales      bility Requirements" under
   charge when you sell shares       "Class S Shares"



                                       66
PROSPECTUS February 1, 2011                             Investing in the Funds

CLASS A SHARES


Class A shares may make sense for long-term investors, especially those who are eligible for a reduced or eliminated sales charge.


Class A shares have a 12b-1 plan, under which a shareholder servicing fee of up to 0.25% is deducted from class assets each year. Because the shareholder servicing fee is continuous in nature, it may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.



Class A shares of DWS Core Fixed Income Fund, DWS High Income Fund and DWS High Income Plus Fund have an up-front sales charge that varies with the amount you invest:



                               FRONT-END SALES         FRONT-END SALES
                                 CHARGE AS A %   CHARGE AS A % OF YOUR
YOUR INVESTMENT         OF OFFERING PRICE(1,2)       NET INVESTMENT(2)
--------------------  ------------------------  ----------------------
Under $100,000        4.50%                     4.71%
--------------------  -----                     -----
$100,000-$249,999     3.50                      3.63
-----------------     -----                     -----
$250,000-$499,999     2.60                      2.67
-----------------     -----                     -----
$500,000-$999,999     2.00                      2.04
-----------------     -----                     -----
$1 million or more                 see below                see below
--------------------  ------------------------  ----------------------

Class A shares of DWS Global Inflation Plus Fund and DWS Short Duration Fund have an up-front sales charge that varies with the amount you invest:



                               FRONT-END SALES         FRONT-END SALES
                                 CHARGE AS A %   CHARGE AS A % OF YOUR
YOUR INVESTMENT         OF OFFERING PRICE(1,2)       NET INVESTMENT(2)
--------------------  ------------------------  ----------------------
Under $100,000        2.75%                     2.83%
--------------------  -----                     -----
$100,000-$249,999     2.50                      2.56
-----------------     -----                     -----
$250,000-$499,999     2.00                      2.04
-----------------     -----                     -----
$500,000-$999,999     1.50                      1.52
-----------------     -----                     -----
$1 million or more                 see below                see below
--------------------  ------------------------  ----------------------

Class A shares of DWS GNMA Fund, DWS Short Duration Plus Fund, DWS Strategic Government Securities Fund and DWS Strategic Income Fund have an up-front sales charge that varies with the amount you invest:



                               FRONT-END SALES         FRONT-END SALES
                                 CHARGE AS A %   CHARGE AS A % OF YOUR
YOUR INVESTMENT         OF OFFERING PRICE(1,2)       NET INVESTMENT(2)
--------------------  ------------------------  ----------------------
Under $100,000        2.75%                     2.83%
--------------------  -----                     -----
$100,000-$249,999     2.50                      2.56
-----------------     -----                     -----
$250,000 or more                   see below                see below
--------------------  ------------------------  ----------------------

(1) The "offering price", the price you pay to buy shares, includes the sales charge which will be deducted directly from your investment.
(2) Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.

YOU MAY BE ABLE TO LOWER YOUR CLASS A SALES CHARGE IF:


o you indicate your intent in writing to invest at least $100,000 in Class A shares (including Class A shares in other retail DWS funds) over the next 24 months (Letter of Intent)

o the amount of Class A shares you already own (including Class A shares in other retail DWS funds) plus the amount you're investing now in Class A shares is at least $100,000 (Cumulative Discount)

o you are investing a total of $100,000 or more in Class A shares of several retail DWS funds on the same day (Combined Purchases)

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category, it's generally beneficial for you to do so.


For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the DWS family of funds. This includes, for example, investments held in a retirement account, an employee benefit plan or at a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.


To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.


For more information about sales charge discounts, please visit www.dws-investments.com (click on the link entitled "Fund Sales Charge and Breakpoint Schedule"), consult with your financial advisor or refer to the section entitled "Purchase or Redemption of Shares" in each fund's Statement of Additional Information.


IN CERTAIN CIRCUMSTANCES, YOU MAY BE ABLE TO BUY CLASS A SHARES WITHOUT A SALES CHARGE. For example, the sales charge will be waived if you are reinvesting dividends or distributions or if you are exchanging an investment in Class A shares of another fund in the DWS family of funds for an investment in Class A shares. In addition, a sales charge waiver may apply to transactions by certain retirement plans and certain other entities or persons (e.g., affiliated persons of Deutsche Asset Management or the DWS funds) and with respect to certain types of investments (e.g., an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services).



                                       67
PROSPECTUS February 1, 2011                             Investing in the Funds

Details regarding the types of investment programs and categories of investors eligible for a sales charge waiver are provided in each fund's Statement of Additional Information.


There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charge for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.


IF YOU'RE INVESTING $250,000 IN DWS GNMA FUND, DWS SHORT DURATION PLUS FUND, DWS STRATEGIC GOVERNMENT SECURITIES FUND AND DWS STRATEGIC INCOME FUND AND $1 MILLION IN DWS CORE FIXED INCOME FUND, DWS GLOBAL INFLATION PLUS FUND, DWS HIGH INCOME FUND, DWS HIGH INCOME PLUS FUND AND DWS SHORT DURATION FUND OR MORE, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge ("Large Order NAV Purchase Privilege"). However, you may be charged a contingent deferred sales charge (CDSC) on any shares you sell.


FOR DWS CORE FIXED INCOME FUND, DWS GLOBAL INFLATION PROTECTED PLUS FUND, DWS HIGH INCOME FUND AND DWS HIGH INCOME PLUS FUND, investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.85% if redeemed within 12 months of purchase and 0.50% if redeemed within the folllowing six months.


FOR DWS GNMA FUND, DWS SHORT DURATION PLUS FUND, DWS STRATEGIC GOVERNMENT SECURITIES FUND AND DWS STRATEGIC INCOME FUND, investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.50% if redeemed within 12 months of purchase.


FOR DWS SHORT DURATION FUND, investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of purchase.


This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


CLASS B SHARES

Class B shares of each fund are closed to new purchases, except that Class B shares may continue to be purchased in connection with an exchange or the reinvestment of dividends or other distributions (including the investment of dividends and distributions from Class B shares of another fund).


With Class B shares, you pay no up-front sales charge to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. However, unlike Class A shares, your entire investment goes to work immediately. After six years, Class B shares automatically convert on a tax-free basis to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on.


Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:



YEAR AFTER YOU BOUGHT SHARES          CDSC ON SHARES YOU SELL
-----------------------------  ------------------------------
First year                     4.00%
------------------------------ -----
Second or third year           3.00
------------------------------ -----
Fourth or fifth year           2.00
------------------------------ -----
Sixth year                     1.00
------------------------------ -----
Seventh year and later         None (automatic conversion to
------------------------------
                                                    Class A)
                               ------------------------------

This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


While Class B shares don't have any front-end sales charge, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


Except as noted above, no new purchases of Class B shares are allowed, whether by new investors or existing shareholders, including purchases under an automatic investment plan.


The closing of the Class B shares does not affect: (a) the right of shareholders of Class B shares to continue to sell (redeem) their shares as provided in this prospectus, subject to any applicable contingent deferred sales charge ("CDSC"); or (b) the automatic conversion of Class B shares to Class A shares six years after purchase. Class B shares currently held will continue as Class B shares with all Class B attributes, including Rule 12b-1 fees, until sold or until their automatic conversion to Class A shares.


Purchases by shareholders under Class B shares automatic investment plans ("AIPs") established on or prior to December 1, 2009 are automatically continuing with Class A shares. Such shareholders are permitted to purchase Class A shares at net asset value, without a sales charge, whether as part of their AIP or otherwise. The foregoing applies only to purchases under (i) AIPs established directly with DWS Investments ("DWS AIPs") and, (ii) provided they have been identified as an AIP by DWS Investments, AIPs sponsored by others, such as government direct



                                       68
PROSPECTUS February 1, 2011                             Investing in the Funds
deposit, employer sponsored payroll direct deposit and auto-debit programs established with the shareholder's bank or credit union ("non-DWS AIP"). Shareholders with a non-DWS AIP established prior to December 1, 2009 are responsible for contacting DWS Investments at (800) 621-1048 to ensure that their account has been identified as an AIP in order to benefit from this privilege and to avoid having their purchase orders rejected.

Additionally, certain employer-sponsored employee benefit plans (known as "DWS Investments Flex Plans") using the ExpertPlan subaccount record keeping system maintained for DWS Investments-branded plans that were previously purchasing Class B shares instead are purchasing Class A shares at net asset value, without a sales charge.


CLASS C SHARES

Class C shares may appeal to investors who aren't certain of their investment time horizon.


With Class C shares, you pay no up-front sales charge to a fund. Class C shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).


Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.


Class C shares have a CDSC, but only on shares you sell within one year of buying them:



YEAR AFTER YOU BOUGHT SHARES    CDSC ON SHARES YOU SELL
-----------------------------  ------------------------
First year                     1.00%
------------------------------ ----
Second year and later                             None
------------------------------                    ----

This CDSC is waived under certain circumstances (see "Policies About Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


While Class C shares do not have an up-front sales charge, their higher annual expenses mean that, over the years, you could end up paying more than the equivalent of the maximum allowable up-front sales charge.


Orders to purchase Class C shares in excess of $250,000 for DWS GNMA Fund, DWS Short Duration Plus Fund, DWS Strategic Income Fund and DWS Strategic Government Securities Fund and $500,000 for DWS Core Fixed Income Fund, DWS Global Inflation Plus Fund, DWS High Income Fund, DWS High Income Plus Fund and DWS Short Duration Fund will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans.


CLASS R SHARES

Class R shares have no initial sales charge or deferred sales charge. Class R shares have a 12b-1 plan, under which a distribution fee of 0.25% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because distribution fees are continuous in nature, these fees may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.


ELIGIBILITY REQUIREMENTS. You may buy Class R shares if you are a participant in certain retirement plan platforms that offer Class R shares of the fund through a plan level or omnibus account, including:

o  Section 401(a) and 457 plans

o  Certain section 403(b)(7) plans

o  401(k), profit sharing, money purchase pension and defined benefit plans

o  Non-qualified deferred compensation plans

o  Individual Retirement Accounts (IRAs)


INSTITUTIONAL CLASS SHARES

You may buy Institutional Class shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("financial advisor"). Contact them for details on how to place and pay for your order.


ELIGIBILITY REQUIREMENTS. You may buy Institutional Class shares if you are any of the following (subject to the applicable investment minimum):

o An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o  An employee benefit plan.

o A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

o  A client of the private banking division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche or DWS mutual funds.


o An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares in the funds.

INVESTMENT MINIMUM


The minimum initial investment is waived for:

o Investment advisory affiliates of Deutsche Bank Securities, Inc., DWS funds or Deutsche funds purchasing shares for the accounts of their investment advisory clients.

o  Employee benefit plans with assets of at least $50 million.

o  Clients of the private banking division of Deutsche Bank AG.



                                       69
PROSPECTUS February 1, 2011                             Investing in the Funds

o Institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche or DWS funds.

o An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares of the funds.

o Registered investment advisors who trade through platforms approved by the Advisor and whose client assets in the aggregate meet or, in the Advisor's judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

o Employee benefit plan platforms approved by the Advisor that invest in a fund through an omnibus account that meets or, in the Advisor's judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

o Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirement.

o DWS Core Fixed Income Fund shareholders with existing Institutional Class accounts prior to July 23, 2007 who purchased shares through certain broker-dealers authorized to sell fund shares.

Each fund reserves the right to modify the above eligibility requirements and investment minimum requirements at any time. In addition, each fund, in its discretion, may waive the minimum initial investment for specific employee benefit plans (or family of plans) whose aggregate investment in Institutional Class shares of a fund equals or exceeds the minimum initial investment amount but where a particular plan or program may not on its own meet such minimum amount.


CLASS S SHARES

Class S shares are principally available to new investors through fee-based programs of investment dealers that have special agreements with each fund's distributor, through certain group retirement plans and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.


ELIGIBILITY REQUIREMENTS. Class S shares of a fund are offered at net asset value without a sales charge to certain eligible investors as described below. The following investors may purchase Class S shares of DWS funds either (i) directly from DWS Investments Distributors, Inc. ("DIDI"), each fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the DWS funds as of December 31, 2004:


o Existing shareholders of Class S shares of any DWS fund and household members residing at the same address may purchase Class S shares of such fund and may open new individual accounts for Class S shares of any DWS fund. (This provision applies to persons who in the future become Class S shareholders under one of the eligibility provisions in this paragraph but is not applicable to investors or participants holding Class S shares through the fee based, retirement or other programs or plans referred to in the next paragraph unless otherwise provided below.)

o A person who certifies that they are a participant in a "DWS retirement plan" may purchase Class S shares apart from the participant's plan. For this purpose, a DWS retirement plan is defined as an employer sponsored employee benefit plan made available through ADP, Inc. and/or its affiliates, or ExpertPlan, Inc. under an alliance between one of these two firms and DWS Investments or its affiliates.

o A person who certifies that they are a participant who owns Class S shares of any DWS fund through a retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares apart from the participant's plan.

o Any participant in any employer sponsored retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares in connection with a rollover of a distribution from a plan to a DWS Investments IRA made through a rollover facilitator having a relationship with DWS Investments.

o Class S shares are available to accounts managed by the Advisor, any advisory products offered by the Advisor or DIDI and to DWS Target Date
     Series or other funds-of-funds managed by the Advisor or its affiliates.

o A person who certifies that they are a former employee of the Advisor or one of its affiliates may purchase Class S shares in connection with a rollover of a distribution from a Deutsche Bank employee benefit plan to a DWS Investments IRA.

   o Fund Board Members and their family members and full-time employees of the Advisor and its affiliates and their family members may purchase Class S shares.

The following additional investors may purchase Class S shares of DWS funds in connection with certain programs or plans.

o Broker-dealers, banks and registered investment advisors ("RIAs") in connection with a comprehensive or "wrap" fee program or other fee based program.

o Any group retirement, employee stock, bonus, pension or profit-sharing plans.

o Persons who purchase shares as part of an investment only placement in a 529 College Savings Plan (i.e., when the DWS fund is one of various investment options in a 529 College Savings Plan sponsored by another provider).



                                       70
PROSPECTUS February 1, 2011                             Investing in the Funds

o Persons who purchase shares through a Health Savings Account or a Voluntary Employees' Benefit Association ("VEBA") Trust.

DIDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.



BUYING, EXCHANGING AND SELLING SHARES


The following information applies to Class A, B, C, Institutional and S shares. For Class R shares, please see "How to Buy, Sell and Exchange Class R Shares" or consult your retirement plan administrator.


TO CONTACT DWS INVESTMENTS


BY PHONE


CLASS    NUMBER
-------  ---------------
A B C    (800) 621-1048
-------  ---------------
INST     (800) 730-1313
-------  ---------------
S        (800) 728-3337
-------  ---------------

BY MAIL


TYPE               ADDRESS
-----------------  ------------------------------------------------
EXPEDITED MAIL
  All Requests     DWS Investments
-----------------
                   Attn: (see department names under Regular Mail)
                   210 West 10th Street
                   Kansas City, MO 64105-1614
                   ------------------------------------------------
REGULAR MAIL
  New Accounts     DWS Investments
                   Attn: New Applications
                   P.O. Box 219356
                   Kansas City, MO 64121-9356
  Additional       DWS Investments
  Investments      Attn: Purchases
                   P.O. Box 219154
                   Kansas City, MO 64121-9154
  Exchanges and    DWS Investments
  Redemptions      Attn: Transaction Processing
                   P.O. Box 219557
                   Kansas City, MO 64121-9557


HOW TO BUY SHARES


Please note that your account cannot be opened until we receive a completed account application.


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your advisor can also assist with making additional investments into an existing account.


BY MAIL OR EXPEDITED MAIL

To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "DWS Investments" for the required initial minimum investment for the share class you have selected.


Once your account is established, to make additional investments, send a check made payable to "DWS Investments" and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.


BY AUTOMATIC INVESTMENT PLAN

If you wish to take advantage of the lower initial investment minimums by establishing an Automatic Investment Plan, make sure to complete that section on the new account application and attach a voided check for the bank account from which the funds will be drawn. Investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's fund account. The maximum Automatic Investment Plan investment is $250,000. Termination by a shareholder will become effective within thirty days after DWS Investments has received the request. Each fund may immediately terminate a shareholder's Automatic Investment Plan in the event that any item is unpaid by the shareholder's financial institution.


OTHER WAYS TO BUY SHARES

The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions and any required paperwork.


BY PHONE USING QUICKBUY (FOR ADDITIONAL INVESTMENTS ONLY). Call DWS Investments using the appropriate telephone number for your share class. You can use our automated system to place your QuickBuy purchase using the Automated Clearing House system (ACH), or you can



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PROSPECTUS February 1, 2011                             Investing in the Funds
choose to be transferred to a customer service representative to complete your request. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum.

ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at www.dws-investments.com to set up on-line access to your account(s). Or, log in to the website if you have previously registered. Follow the instructions on the website to request a purchase with money from the bank account you have established on your DWS account(s).


BY WIRE (FOR ADDITIONAL INSTITUTIONAL CLASS INVESTMENTS ONLY). You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call us in advance of a wire transfer purchase. After you inform us of the amount of your purchase, you will receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day following your purchase. If your wire is not received by 4:00 p.m. Eastern time on the next business day after the fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.


WIRE DETAILS


Bank name        State Street Bank Boston
---------------  --------------------------------
Routing Number   011000028
---------------- ---------
Attention        DWS Investments
---------------- --------------------------------
DDA Number       9903-5552
---------------- ---------
FBO              (Account name) (Account number)
---------------- -------------------------------
Credit           (Fund name, Fund number and, if
----------------
                 applicable, class name)
                 --------------------------------

Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times.



HOW TO EXCHANGE SHARES


REQUIREMENTS AND LIMITS


CLASS   EXCHANGING INTO ANOTHER FUND ($)
------- -----------------------------------------------
A B C   1,000 minimum into new non-IRA accounts per
-------
        fund
        500 minimum into new IRA accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------
INST    1,000,000 minimum into new accounts per fund
-------
        50 minimum into all existing accounts per fund
        -----------------------------------------------
S       2,500 minimum into new non-IRA accounts per
-------
        fund
        1,000 minimum into new IRA and UTMA/UGMA
        accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------

Exchanges are allowed between like share classes only.

In addition to what is detailed below, your financial advisor can assist you with exchanging shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE

Call DWS Investments using the appropriate telephone number for your share class. You may use our automated system to place your exchange, or you may choose to be transferred to a customer service representative to complete your request. For accounts with $5,000 or more, you may also establish an Automatic Exchange Plan of a minimum of $50 to another DWS fund on a regular basis. A representative can assist you with establishing this privilege.


ON THE INTERNET

Register at www.dws-investments.com to set up on-line access to your account(s). Or, log in to the website if you have previously registered. Follow the instructions on the website to request an exchange to another DWS fund.


BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to exchange, the dollar amount or number of shares you wish to exchange, and the name of the fund into which you want to exchange. Also include a daytime telephone number if we have any questions. All owners should sign the letter and it should be mailed to the appropriate address for exchanges and redemptions.



HOW TO SELL SHARES


REQUIREMENTS AND LIMITS


        SELLING SHARES ($)
        --------------------------------------------
A B C   Check redemption:
-------
        Up to 100,000. More than 100,000 see
        "Signature Guarantee"
        QuickSell to your bank: Minimum 50, maximum
        250,000
        Wire redemption to your bank: Minimum 1,000
        --------------------------------------------
INST    Same as Classes A, B and C
------- --------------------------------------------
S       Same as Classes A, B and C
------- --------------------------------------------

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE

Call DWS Investments using the appropriate telephone number for your share class. You may use our automated system or you may choose to be transferred to a customer service representative to complete your request. You may request a check for the redemption amount sent to the address on the account.



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PROSPECTUS February 1, 2011                             Investing in the Funds

OTHER WAYS TO SELL SHARES


The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions and any required paperwork to add them to an existing account. Depending on the method you choose to request these redemptions, different transaction maximums may apply.


BY PHONE USING QUICKSELL. Call DWS Investments using the appropriate phone number for your share class. You may request a QuickSell redemption (see table for applicable minimum and maximum amounts). The proceeds are sent via the Automated Clearing House system (ACH) to your bank. Transactions generally take two to three days to be completed. For accounts with $5,000 or more, you may also establish an Automatic Withdrawal Plan of a minimum of $50 to be sent on a regular basis as you direct. The $5,000 value does not apply to IRA accounts.


ON THE INTERNET. Register at www.dws-investments.com to set up on-line access to your account(s). Or, log in to the website if you have previously registered. Follow the instructions on the website to request a redemption from your account using the desired method from your available options.


BY MAIL OR EXPEDITED MAIL. Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address.


Some redemptions can only be ordered in writing with a Medallion Signature Guarantee. For more information, please contact DWS Investments using the appropriate telephone number for your share class.


BY WIRE. You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, call DWS Investments using the appropriate telephone number for your share class. After you inform DWS Investments of the amount of your redemption, you will receive a trade confirmation number. We must receive your order by 4:00 p.m. Eastern time to wire to your account the next business day.


HOW TO BUY, SELL AND EXCHANGE CLASS R SHARES


If your plan sponsor has selected Class R shares as an investment option, you may buy Class R shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("shareholder servicing agent"). Contact them for details on how to enter and pay for your order. Shareholder servicing agents include brokers, financial representatives or any other bank, dealer or other institution that have a sub-shareholder servicing agreement with the funds.


Shareholder servicing agents may charge additional fees to investors for those services not otherwise included in their sub-distribution or servicing agreement, such as cash management or special trust or retirement investment reporting. In addition, the Advisor or administrator may provide compensation to shareholder servicing agents for distribution, administrative and promotional services.


There are no minimum investments with respect to Class R shares.


Instructions for buying and selling shares must generally be submitted by a retirement plan administrator, not by plan participants for whose benefit the shares are held. Please contact your shareholder servicing agent for more information on how to open a fund account.


IRA ROLLOVERS. You may complete a direct rollover from a retirement plan offering Class R shares to a DWS IRA account by reinvesting up to the full amount of your distribution in Class A shares of any DWS fund at net asset value. Subsequent purchases of Class A shares will be made at the public offering price as described in the prospectus for Class A shares. Please note that if you terminate your participation in a retirement plan and transfer all of your Class R shares, you will lose the privilege of purchasing Class R shares in the future. Rollovers to a DWS Class R share IRA are not permitted.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS


The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of each fund, any record keeping/sub-transfer agency/networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services



                                       73
PROSPECTUS February 1, 2011                             Investing in the Funds
and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing a fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors and DWS fund shares to financial advisors in amounts that generally range from 0.01% up to 0.26% of assets of each fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of each fund attributable to the financial advisor, a flat fee of $4,000 up to $125,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of each fund or of any particular share class of each fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of each fund. Additional information regarding these revenue sharing payments is included in each fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or ExpertPlan Inc. on the DWS Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for each fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for each fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor may charge fees separate from those charged by a fund and may be compensated by a fund.



POLICIES ABOUT TRANSACTIONS


EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you



                                       74
PROSPECTUS February 1, 2011                             Investing in the Funds
open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity and, in some cases, more information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.


We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by each fund, then we may reject your application and order.


Each fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.


With certain limited exceptions, only US residents may invest in each fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


SUB-MINIMUM BALANCES FOR CLASS A, B AND C. Each fund may close your account and send you the proceeds if your balance falls below $1,000 ($500 for accounts with an Automatic Investment Plan funded with $50 or more per month in subsequent investments), or below $250 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).


SUB-MINIMUM BALANCES FOR INSTITUTIONAL CLASS. Each fund may redeem your shares and close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $1,000,000 for any reason.


SUB-MINIMUM BALANCES FOR CLASS S. Each fund may close your account and send you the proceeds if your balance falls below $2,500 ($1,000 with an Automatic Investment Plan funded with $50 or more per month in subsequent investments); or below $250 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).


An account maintenance fee of $6.25 per quarter (for a $25 annual fee) will be assessed on accounts whose balances fail to meet the minimum initial investment requirement for a period of 90 days prior to the assessment date. The quarterly assessment will occur on or about the 15th of the last month in each calendar quarter. Please note that the fee will be assessed on accounts that fall below the minimum for any reason, including due to market value fluctuations, redemptions or exchanges. The account maintenance fee does not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial services firm; (iii) accounts maintained on behalf of participants in certain fee based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper; and (v) accounts held by shareholders who maintain $100,000 or more in aggregate assets in DWS fund shares.


MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of fund shares may present risks to long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of a fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if a fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a fund (e.g., "time zone arbitrage"). Each fund discourages short-term and excessive trading and has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.


Pursuant to its policies, DWS High Income Fund and DWS High Income Plus Fund will impose a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees"). Each fund also reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, a fund may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific



                                       75
PROSPECTUS February 1, 2011                             Investing in the Funds
roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to a fund. Each fund, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same fund's shares. Each fund may take other trading activity into account if a fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same DWS fund (excluding money market funds) over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same DWS fund within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that DWS fund. Each fund has sole discretion whether to remove a block from a shareholder's account (e.g., such when the Advisor has determined that the transactions were not abusive or harmful to the fund). The rights of a shareholder to redeem shares of a DWS fund are not affected by the four roundtrip transaction limitation, but all redemptions remain subject to DWS High Income Fund's and DWS High Income Plus Fund's redemption fee policy (see "Redemption fees" described below).


Each fund may make exceptions to the roundtrip transaction policy for certain types of transactions if, in the opinion of the Advisor, the transactions do not represent short-term or excessive trading or are not abusive or harmful to a fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by a fund or administrator and transactions by certain qualified funds-of-funds.


In certain circumstances where shareholders hold shares of a fund through a financial intermediary, a fund may rely upon the financial intermediary's policy to deter short-term or excessive trading if the Advisor believes that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of a fund. A financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the DWS funds' policy, may permit certain transactions not permitted by the DWS funds' policies, or prohibit transactions not subject to the DWS funds' policies.


The Advisor may also accept undertakings from a financial intermediary to enforce short-term or excessive trading policies on behalf of a fund that provide a substantially similar level of protection for each fund against such transactions. For example, certain financial intermediaries may have contractual, legal or operational restrictions that prevent them from blocking an account. In such instances, the financial intermediary may use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.


In addition, if a fund invests some portion of its assets in foreign securities, it has adopted certain fair valuation practices intended to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by a fund. (See "How each fund calculates share price.")


There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. The Advisor reviews trading activity at the omnibus level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the omnibus level, the Advisor will contact the financial intermediary to request underlying shareholder level activity. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of a fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in a fund. If short-term or excessive trading is identified, the Advisor will take appropriate action.


Each fund's market timing policies and procedures may be modified or terminated at any time.


REDEMPTION FEES. DWS High Income Fund and DWS High Income Plus Fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 30 days of buying them (either by purchase or exchange). The redemption fee is paid directly to the fund and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.


The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions



                                       76
PROSPECTUS February 1, 2011                             Investing in the Funds
are placed generally are not known to the fund. For this reason, the fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the fund's. Subject to approval by the Advisor or each fund's Board, intermediaries who transact business on an omnibus basis may implement the redemption fees according to their own operational guidelines (which may be different than the funds' policies) and remit the fees to the funds.

The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iii) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA;
(iv) transactions on behalf of any mutual fund advised by the Advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/

feeder relationship, redemptions by the feeder fund from the master portfolio;
(v) transactions on behalf of certain unaffiliated mutual funds operating as funds of funds; (vi) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (vii) transactions involving hardship of any registered shareholder; (viii) systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (ix) transactions involving shares purchased through the reinvestment of dividends or other distributions; (x) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (the redemption fee period will carry over to the acquired shares); (xi) transactions initiated by a fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of the fund); or (xii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by a fund or its agents in their sole discretion). It is the policy of the DWS funds to permit approved fund platform providers to execute transactions in shares of the funds without the imposition of a redemption fee if such providers have implemented alternative measures that are determined by the Advisor to provide controls on short-term and excessive trading that are comparable to the DWS funds' policies.

THE AUTOMATED INFORMATION LINE is available 24 hours a day by calling the appropriate telephone number for your share class. You can use our automated phone service to get information on DWS funds generally and on accounts held directly at DWS Investments. You can also use this service to request share transactions.


TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone redemption and exchange privileges, but you may elect not to have them when you open your account or by calling the appropriate phone number on the back cover.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personal security information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


EACH FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. Each fund can only send wires of $1,000 or more and accept wires of $50 or more.


EACH FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. Each fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should normally be payable to DWS Investments and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees each fund or its agents have incurred.


SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.



                                       77
PROSPECTUS February 1, 2011                             Investing in the Funds

A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.


SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call DWS Investments (see phone numbers on the back cover) or contact your financial advisor for more information.


WHEN YOU SELL SHARES THAT HAVE A CDSC, the CDSC is based on the original purchase cost or current market value of the shares sold, whichever is less. In processing orders to sell shares, the shares with the lowest CDSC are sold first. For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment. A CDSC is not imposed when you exchange from one fund into another. When you sell shares of the fund that you exchanged into, however, a CDSC may be imposed which may differ from the schedule for the fund you exchanged out of. Your shares will retain their original cost and purchase date.


There are certain cases in which you may be exempt from a CDSC. These include:

o The death or disability of an account owner (including a joint owner). This waiver applies only under certain conditions. Please contact your financial advisor or Shareholder Services to determine if the conditions exist

o Withdrawals made through an automatic withdrawal plan up to a maximum of 12% per year of the net asset value of the account

o  Withdrawals related to certain retirement or benefit plans

o Redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o For Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.


IF YOU SELL SHARES IN A DWS FUND FOR WHICH YOU PAID A SALES CHARGE AND THEN DECIDE TO INVEST WITH DWS INVESTMENTS AGAIN WITHIN SIX MONTHS, you may be able to take advantage of the "reinstatement feature." With this feature, except for Class B shares, you can put your money back into the same class of a DWS fund at its current net asset value and, for purposes of a sales charge, it will be treated as if it had never left DWS Investments. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold shares in a DWS fund. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date.


Investors who sold Class B shares may buy Class A shares (if available) with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.


CLASS A TO CLASS S IN THE SAME FUND EXCHANGE PRIVILEGE. Investors who have invested in Class A shares through a comprehensive or "wrap" fee program, or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser, may become eligible to invest in Class S shares. Subject to the discretion of the Distributor, such shareholders may exchange their Class A shares for Class S shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchanges. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature.


MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of the closing of the Federal Reserve wire payment system. Each fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by each fund, please see "Other rights we reserve."



                                       78
PROSPECTUS February 1, 2011                             Investing in the Funds

HOW EACH FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, each share class uses the following equation:



        TOTAL          TOTAL                  TOTAL NUMBER OF
               -                       /                        =    NAV
  (                               )
       ASSETS       LIABILITIES             SHARES OUTSTANDING

The price at which you buy shares is based on the NAV per share calculated after the order is received and accepted by the transfer agent, although for Class A shares it will be adjusted to allow for any applicable sales charge (see "Choosing a Share Class"). The price at which you sell shares is also based on the NAV per share calculated after the order is received and accepted by the transfer agent, although a CDSC may be taken out of the proceeds (see "Choosing a Share Class").


DWS HIGH INCOME FUND AND DWS HIGH INCOME PLUS FUND CHARGES A REDEMPTION FEE EQUAL TO 2% of the value of shares redeemed or exchanged within 30 days of purchase. Please see "Policies about transactions - Redemption fees" for further information.


WE TYPICALLY VALUE SECURITIES USING INFORMATION FURNISHED BY AN INDEPENDENT PRICING SERVICE OR MARKET QUOTATIONS, WHERE APPROPRIATE. However, we may use methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be a fund's use of fair value pricing. This is intended to reduce a fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market timing policies and procedures.")


TO THE EXTENT THAT A FUND INVESTS IN SECURITIES THAT ARE TRADED PRIMARILY IN FOREIGN MARKETS, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when a fund doesn't price its shares. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. Price changes in the securities a fund owns may ultimately affect the price of fund shares the next time the NAV is calculated.)



OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o refuse, cancel, limit or rescind any purchase or exchange order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund's best interests or when a fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges, CDSC or redemption fees); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may adjust a fund's investment minimums at any time)



UNDERSTANDING DISTRIBUTIONS AND TAXES


Each fund intends to distribute to its shareholders virtually all of its net earnings. Each fund can earn money in two ways: by receiving interest, dividends or other income from investments it holds and by selling investments for more than it paid for them. (Each fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) Each fund may not always pay a dividend or other distribution for a given period.



                                       79
PROSPECTUS February 1, 2011                             Investing in the Funds

INCOME DIVIDENDS ARE DECLARED DAILY (MONTHLY FOR DWS GLOBAL INFLATION PLUS
FUND) AND PAID MONTHLY. Short-term and long-term capital gains are paid in November or December, or otherwise as needed.


Dividends or distributions declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received on December 31 of that year, if such dividends or distributions are actually paid in January of the following year.


For federal income tax purposes, income and capital gains distributions are generally taxable to shareholders. However, dividends and distributions received by retirement plans qualifying for tax exemption under federal income tax laws generally will not be taxable.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested in shares of the fund without a sales charge (if applicable). Distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


BUYING, SELLING OR EXCHANGING FUND SHARES WILL USUALLY HAVE FEDERAL INCOME TAX CONSEQUENCES FOR YOU (except in employer-sponsored qualified plans, IRAs or other tax-advantaged accounts). Your sale of shares may result in a capital gain or loss. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale.


THE FEDERAL INCOME TAX STATUS of a fund's earnings you receive and your own fund transactions generally depends on their type:



 GENERALLY TAXED AT LONG-TERM        GENERALLY TAXED AT ORDINARY
CAPITAL GAIN RATES:                 INCOME RATES:
 DISTRIBUTIONS FROM A FUND
 o    gains from the sale of        o gains from the sale of securi-
securi-
   ties held (or treated as held)   ties held by a fund for one
   by a fund for more than one      year or less
   year                             o all other taxable income
 o    qualified dividend income
 TRANSACTIONS INVOLVING FUND
 SHARES
 o    gains from selling fund        o gains from selling fund
   shares held for more than        shares held for one year or
   one year                         less


ANY DIRECT INVESTMENTS IN FOREIGN SECURITIES BY A FUND MAY BE SUBJECT TO FOREIGN WITHHOLDING TAXES. In that case, a fund's yield on those securities would generally be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions. If you invest in a fund through a taxable account, your after-tax return could be negatively affected.


Investments in certain debt obligations or other securities may cause a fund to recognize taxable income in excess of the cash generated by them. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


A fund's use of the GTAA strategy may increase or accelerate the fund's recognition of income, affect the character of such income, and affect the timing, amount, and character of taxable distributions to shareholders.


For taxable years beginning before January 1, 2013, distributions to individuals and other noncorporate shareholders of investment income designated by a fund as derived from qualified dividend income are eligible for taxation for federal income tax purposes at the more favorable long-term capital gain rates. Qualified dividend income generally includes dividends received by a fund from domestic and some foreign corporations. It does not include income from investments in debt securities or, generally, from real estate investment trusts. In addition, a fund must meet certain holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to a fund's shares for the lower tax rates to apply. The funds do not expect a significant portion of their distributions to constitute qualified dividend income.


For taxable years beginning before January 1, 2013, the maximum federal income tax rate imposed on long-term capital gains recognized by individuals and other noncorporate shareholders has been temporarily reduced to 15%, in general, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For taxable years beginning on or after January 1, 2013, the maximum long-term capital gain rate is scheduled to return to 20%.


YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.


IF YOU INVEST RIGHT BEFORE A FUND PAYS A DIVIDEND, you'll be getting some of your investment back as a taxable dividend. You can avoid this by investing after a fund pays a dividend. In tax-advantaged retirement accounts you generally do not need to worry about this.


If a fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a tax-free return of capital to the extent of your basis in your shares and thereafter as



                                       80
PROSPECTUS February 1, 2011                             Investing in the Funds
a capital gain. Because a return of capital distribution reduces the basis of your shares, a return of capital distribution may result in a higher capital gain or a lower capital loss when you sell your shares.

CORPORATIONS are taxed at the same rates on ordinary income and capital gains but may be eligible for a dividends-received deduction for a portion of the income dividends they receive from a fund, provided certain holding period and other requirements are met.


DWS Global Inflation Plus Fund intends to qualify and be treated each year as a "regulated investment company" ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), such that the fund will not be subject to federal income tax on income and capital gains distributed to shareholders. In order to qualify for the special tax treatment accorded RICs and their shareholders, the fund must, among other things, derive at least 90% of its income from certain specified sources (such income, "qualifying income"). The fund's ability to pursue its investment strategy and achieve its investment objectives may be limited by its intention to qualify as a RIC. The Subsidiary will invest in commodity-linked swaps and futures and certain other commodity-linked derivatives. Income from commodity-linked swaps and futures and certain other commodity-linked derivatives generally does not constitute qualifying income. However, the IRS has issued letter rulings stating that income arising in respect of a wholly-owned subsidiary investing in such instruments would constitute qualifying income. The IRS has issued a private ruling to the fund that income earned through its wholly-owned Subsidiary that invests in such instruments constitutes qualifying income. If income derived from the fund's investment in the Subsidiary were to fail to constitute qualifying income, the fund might fail to qualify as a RIC.


In addition, another requirement for qualifying for the special tax treatment accorded RICs and their shareholders is that DWS Global Inflation Plus Fund must satisfy several diversification requirements, including the requirements that not more than 25% of the value of the fund's total assets may be invested in the securities (other than those of the US Government or other RICs) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses. Therefore, so long as the fund is subject to this limit, the fund may not invest any more that 25% of the value of its assets in the Subsidiary.


If DWS Global Inflation Plus Fund were to fail to qualify to be treated as a RIC in any taxable year, its taxable income and gains would be subject to tax at the fund level, and distributions from earnings and profits would be taxable to shareholders as ordinary income.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in a fund. For more information, see "Taxes" in the Statement of Additional Information.


                                       81
PROSPECTUS February 1, 2011                             Investing in the Funds

FINANCIAL HIGHLIGHTS

The financial highlights are designed to help you understand recent financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for DWS Core Fixed Income Fund, DWS Global Inflation Plus Fund, DWS GNMA Fund, DWS High Income Plus Fund, DWS Short Duration Fund and DWS Short Duration Plus Fund has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and the information for DWS High Income Fund, DWS Strategic Government Securities Fund and DWS Strategic Income Fund has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each fund's financial statements, is included in each fund's annual report (see "Shareholder reports" on the back cover).


DWS CORE FIXED INCOME FUND - CLASS A



YEARS ENDED OCTOBER 31,                              2010           2009           2008         2007         2006
------------------------------------------------  ----------  ---------------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.04       $  9.01        $  10.66     $  10.72     $  10.73
------------------------------------------------   -------       -------        --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                             .27           .42             .51          .49          .47
------------------------------------------------   -------       -------        --------     --------     --------
  Net realized and unrealized gain (loss)              .41           .02 (b)      ( 1.65)      (  .06)         .02
------------------------------------------------   -------       -------        --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     .68           .44          ( 1.14)         .43          .49
------------------------------------------------   -------       -------        --------     --------     --------
Less distributions from:
  Net investment income                              ( .27)        ( .41)         (  .51)      (  .49)      (  .48)
------------------------------------------------   -------       -------        --------     --------     --------
  Net realized gains                                     -             -               -            -       (  .02)
------------------------------------------------   -------       -------        --------     --------     --------
  TOTAL DISTRIBUTIONS                                ( .27)        ( .41)         (  .51)      (  .49)      (  .50)
------------------------------------------------   -------       -------        --------     --------     --------
Redemption fees                                          -           .00*            .00*         .00*         .00*
------------------------------------------------   -------       -------        --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $  9.45       $  9.04        $   9.01     $  10.66     $  10.72
------------------------------------------------   -------       -------        --------     --------     --------
Total Return (%)(c,d)                                 7.64          5.18          (11.17)        4.14         4.72
------------------------------------------------   -------       -------        --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------   --------
Net assets, end of period ($ millions)                 242           313             562          788          611
------------------------------------------------   -------       -------        --------     --------     --------
Ratio of expenses before expense reductions (%)       1.07          1.05             .97          .99          .95
-------------------------------------------------  -------       -------        --------     --------     --------
Ratio of expenses after expense reductions (%)         .87           .78             .80          .80          .82
-------------------------------------------------  -------       -------        --------     --------     --------
Ratio of net investment income (%)                    2.96          4.84            4.93         4.64         4.50
-------------------------------------------------  -------       -------        --------     --------     --------
Portfolio turnover rate (%)                            293           258             223          194          173
-------------------------------------------------  -------       -------        --------     --------     --------

(a)        Based on average shares outstanding during the period.
(b) The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)        Total return does not reflect the effect of any sales charges.
(d) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       82
PROSPECTUS February 1, 2011                               Financial Highlights

DWS CORE FIXED INCOME FUND - CLASS B



YEARS ENDED OCTOBER 31,                              2010           2009           2008         2007         2006
------------------------------------------------  ----------  ---------------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.04       $  9.00        $  10.65     $  10.71     $  10.72
------------------------------------------------   -------       -------        --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                             .20           .36             .43          .41          .39
------------------------------------------------   -------       -------        --------     --------     --------
  Net realized and unrealized gain (loss)              .40           .02 (b)      ( 1.65)      (  .06)         .02
------------------------------------------------   -------       -------        --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     .60           .38          ( 1.22)         .35          .41
------------------------------------------------   -------       -------        --------     --------     --------
Less distributions from:
  Net investment income                              ( .20)        ( .34)         (  .43)      (  .41)      (  .40)
------------------------------------------------   -------       -------        --------     --------     --------
  Net realized gains                                     -             -               -            -       (  .02)
------------------------------------------------   -------       -------        --------     --------     --------
  TOTAL DISTRIBUTIONS                                ( .20)        ( .34)         (  .43)      (  .41)      (  .42)
------------------------------------------------   -------       -------        --------     --------     --------
Redemption fees                                          -           .00*            .00*         .00*         .00*
------------------------------------------------   -------       -------        --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $  9.44       $  9.04        $   9.00     $  10.65     $  10.71
------------------------------------------------   -------       -------        --------     --------     --------
Total Return (%)(c,d)                                 6.73          4.37          (11.75)        3.36         3.94
------------------------------------------------   -------       -------        --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------   --------
Net assets, end of period ($ millions)                   8            12              23           31           35
------------------------------------------------   -------       -------        --------     --------     --------
Ratio of expenses before expense reductions (%)       1.77          1.84            1.72         1.75         1.67
-------------------------------------------------  -------       -------        --------     --------     --------
Ratio of expenses after expense reductions (%)        1.61          1.55            1.55         1.55         1.57
-------------------------------------------------  -------       -------        --------     --------     --------
Ratio of net investment income (%)                    2.22          4.07            4.18         3.89         3.75
-------------------------------------------------  -------       -------        --------     --------     --------
Portfolio turnover rate (%)                            293           258             223          194          173
-------------------------------------------------  -------       -------        --------     --------     --------

(a)        Based on average shares outstanding during the period.
(b) The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)        Total return does not reflect the effect of any sales charges.
(d) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       83
PROSPECTUS February 1, 2011                               Financial Highlights

DWS CORE FIXED INCOME FUND - CLASS C



YEARS ENDED OCTOBER 31,                              2010           2009           2008         2007         2006
------------------------------------------------  ----------  ---------------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.04       $  9.01        $  10.66     $  10.72     $  10.73
------------------------------------------------   -------       -------        --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                             .20           .36             .43          .41          .39
------------------------------------------------   -------       -------        --------     --------     --------
  Net realized and unrealized gain (loss)              .41           .01 (b)      ( 1.65)      (  .06)         .02
------------------------------------------------   -------       -------        --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     .61           .37          ( 1.22)         .35          .41
------------------------------------------------   -------       -------        --------     --------     --------
Less distributions from:
  Net investment income                              ( .20)        ( .34)         (  .43)      (  .41)      (  .40)
------------------------------------------------   -------       -------        --------     --------     --------
  Net realized gains                                     -             -               -            -       (  .02)
------------------------------------------------   -------       -------        --------     --------     --------
  TOTAL DISTRIBUTIONS                                ( .20)        ( .34)         (  .43)      (  .41)      (  .42)
------------------------------------------------   -------       -------        --------     --------     --------
Redemption fees                                          -           .00*            .00*         .00*         .00*
------------------------------------------------   -------       -------        --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $  9.45       $  9.04        $   9.01     $  10.66     $  10.72
------------------------------------------------   -------       -------        --------     --------     --------
Total Return (%)(c,d)                                 6.85          4.36          (11.84)        3.37         3.94
------------------------------------------------   -------       -------        --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------   --------
Net assets, end of period ($ millions)                  24            33              48           69           55
------------------------------------------------   -------       -------        --------     --------     --------
Ratio of expenses before expense reductions (%)       1.72          1.74            1.66         1.68         1.63
-------------------------------------------------  -------       -------        --------     --------     --------
Ratio of expenses after expense reductions (%)        1.60          1.55            1.55         1.55         1.57
-------------------------------------------------  -------       -------        --------     --------     --------
Ratio of net investment income (%)                    2.23          4.07            4.18         3.89         3.75
-------------------------------------------------  -------       -------        --------     --------     --------
Portfolio turnover rate (%)                            293           258             223          194          173
-------------------------------------------------  -------       -------        --------     --------     --------

(a)        Based on average shares outstanding during the period.
(b) The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)        Total return does not reflect the effect of any sales charges.
(d) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       84
PROSPECTUS February 1, 2011                               Financial Highlights

DWS CORE FIXED INCOME FUND - CLASS R



YEARS ENDED OCTOBER 31,                              2010           2009           2008         2007         2006
------------------------------------------------  ----------  ---------------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.09       $  9.05        $  10.71     $  10.77     $  10.77
------------------------------------------------   -------       -------        --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                             .25           .40             .48          .47          .45
------------------------------------------------   -------       -------        --------     --------     --------
  Net realized and unrealized gain (loss)              .41           .03 (b)      ( 1.65)      (  .06)         .02
------------------------------------------------   -------       -------        --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     .66           .43          ( 1.17)         .41          .47
------------------------------------------------   -------       -------        --------     --------     --------
Less distributions from:
  Net investment income                              ( .25)        ( .39)         (  .49)      (  .47)      (  .45)
------------------------------------------------   -------       -------        --------     --------     --------
  Net realized gains                                     -             -               -            -       (  .02)
------------------------------------------------   -------       -------        --------     --------     --------
  TOTAL DISTRIBUTIONS                                ( .25)        ( .39)         (  .49)      (  .47)      (  .47)
------------------------------------------------   -------       -------        --------     --------     --------
Redemption fees                                          -           .00*            .00*         .00*         .00*
------------------------------------------------   -------       -------        --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $  9.50       $  9.09        $   9.05     $  10.71     $  10.77
------------------------------------------------   -------       -------        --------     --------     --------
Total Return (%)(c)                                   7.39          5.02          (11.41)        3.88         4.56
------------------------------------------------   -------       -------        --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------   --------
Net assets, end of period ($ millions)                   2             3               3            5           10
------------------------------------------------   -------       -------        --------     --------     --------
Ratio of expenses before expense reductions (%)       1.13          1.35            1.18         1.16         1.12
-------------------------------------------------  -------       -------        --------     --------     --------
Ratio of expenses after expense reductions (%)        1.08          1.06            1.05         1.05         1.08
-------------------------------------------------  -------       -------        --------     --------     --------
Ratio of net investment income (%)                    2.75          4.57            4.68         4.39         4.24
-------------------------------------------------  -------       -------        --------     --------     --------
Portfolio turnover rate (%)                            293           258             223          194          173
-------------------------------------------------  -------       -------        --------     --------     --------

(a)        Based on average shares outstanding during the period.
(b) The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       85
PROSPECTUS February 1, 2011                               Financial Highlights

DWS CORE FIXED INCOME FUND - INSTITUTIONAL CLASS



YEARS ENDED OCTOBER 31,                              2010           2009           2008         2007         2006
------------------------------------------------  ----------  ---------------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.04       $  9.01        $  10.66     $  10.72     $  10.73
------------------------------------------------   -------       -------        --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                             .30           .44             .54          .52          .50
------------------------------------------------   -------       -------        --------     --------     --------
  Net realized and unrealized gain (loss)              .41           .02 (b)      ( 1.66)      (  .06)         .01
------------------------------------------------   -------       -------        --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     .71           .46          ( 1.12)         .46          .51
------------------------------------------------   -------       -------        --------     --------     --------
Less distributions from:
  Net investment income                              ( .30)        ( .43)         (  .53)      (  .52)      (  .50)
------------------------------------------------   -------       -------        --------     --------     --------
  Net realized gains                                     -             -               -            -       (  .02)
------------------------------------------------   -------       -------        --------     --------     --------
  TOTAL DISTRIBUTIONS                                ( .30)        ( .43)         (  .53)      (  .52)      (  .52)
------------------------------------------------   -------       -------        --------     --------     --------
Redemption fees                                          -           .00*            .00*         .00*         .00*
------------------------------------------------   -------       -------        --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $  9.45       $  9.04        $   9.01     $  10.66     $  10.72
------------------------------------------------   -------       -------        --------     --------     --------
Total Return (%)(c)                                   7.93          5.42          (10.94)        4.40         4.98
------------------------------------------------   -------       -------        --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------   --------
Net assets, end of period ($ millions)                 162           239             740          624          599
------------------------------------------------   -------       -------        --------     --------     --------
Ratio of expenses before expense reductions (%)        .70           .68             .58          .59          .61
-------------------------------------------------  -------       -------        --------     --------     --------
Ratio of expenses after expense reductions (%)         .60           .55             .55          .55          .58
-------------------------------------------------  -------       -------        --------     --------     --------
Ratio of net investment income (%)                    3.23          5.07            5.18         4.89         4.74
-------------------------------------------------  -------       -------        --------     --------     --------
Portfolio turnover rate (%)                            293           258             223          194          173
-------------------------------------------------  -------       -------        --------     --------     --------

(a)        Based on average shares outstanding during the period.
(b) The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       86
PROSPECTUS February 1, 2011                               Financial Highlights

DWS CORE FIXED INCOME FUND - CLASS S



YEARS ENDED OCTOBER 31,                              2010           2009           2008         2007         2006
------------------------------------------------  ----------  ---------------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------          -            -            -
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.04       $  9.00        $  10.65     $  10.71     $  10.73
------------------------------------------------   -------       -------        --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                             .29           .44             .53          .52          .49
------------------------------------------------   -------       -------        --------     --------     --------
  Net realized and unrealized gain (loss)              .40           .03 (b)      ( 1.65)      (  .06)         .00*
------------------------------------------------   -------       -------        --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     .69           .47          ( 1.12)         .46          .49
------------------------------------------------   -------       -------        --------     --------     --------
Less distributions from:
  Net investment income                              ( .29)        ( .43)         (  .53)      (  .52)      (  .49)
------------------------------------------------   -------       -------        --------     --------     --------
  Net realized gains                                     -             -               -            -       (  .02)
------------------------------------------------   -------       -------        --------     --------     --------
  TOTAL DISTRIBUTIONS                                ( .29)        ( .43)         (  .53)      (  .52)      (  .51)
------------------------------------------------   -------       -------        --------     --------     --------
Redemption fees                                          -           .00*            .00*         .00*         .00*
------------------------------------------------   -------       -------        --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $  9.44       $  9.04        $   9.00     $  10.65     $  10.71
------------------------------------------------   -------       -------        --------     --------     --------
Total Return (%)(c)                                   7.71          5.42          (10.86)        4.40         4.73
------------------------------------------------   -------       -------        --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------   --------     --------     --------
Net assets, end of period ($ millions)                  50            54              86          133          113
------------------------------------------------   -------       -------        --------     --------     --------
Ratio of expenses before expense reductions (%)        .80           .76             .80          .77          .93
-------------------------------------------------  -------       -------        --------     --------     --------
Ratio of expenses after expense reductions (%)         .70           .56             .55          .55          .67
-------------------------------------------------  -------       -------        --------     --------     --------
Ratio of net investment income (%)                    3.13          5.06            5.18         4.89         4.65
-------------------------------------------------  -------       -------        --------     --------     --------
Portfolio turnover rate (%)                            293           258             223          194          173
-------------------------------------------------  -------       -------        --------     --------     --------

(a)        Based on average shares outstanding during the period.
(b) The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2009 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       87
PROSPECTUS February 1, 2011                               Financial Highlights

DWS GLOBAL INFLATION PLUS FUND - CLASS A



YEARS ENDED SEPTEMBER 30,                            2010         2009        2008        2007         2006
------------------------------------------------  ----------  -----------  ----------  ----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------         -           -            -
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.65     $  10.09     $  9.97     $  9.91     $  10.11
------------------------------------------------   -------     --------     -------     -------     --------
Income (loss) from investment operations:
  Net investment income(a)                             .15          .06         .70         .38          .47
------------------------------------------------   -------     --------     -------     -------     --------
  Net realized and unrealized gain (loss)              .73          .20      (  .29)        .17       (  .25)
------------------------------------------------   -------     --------     -------     -------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     .88          .26         .41         .55          .22
------------------------------------------------   -------     --------     -------     -------     --------
Less distributions from:
  Net investment income                             (  .14)      (  .45)     (  .22)      ( .48)      (  .42)
------------------------------------------------   -------     --------     -------     -------     --------
  Net realized gains                                     -       (  .15)     (  .07)      ( .01)           -
------------------------------------------------   -------     --------     -------     -------     --------
  Tax return of capital                                  -       (  .10)          -           -            -
------------------------------------------------   -------     --------     -------     -------     --------
  TOTAL DISTRIBUTIONS                               (  .14)      (  .70)     (  .29)      ( .49)      (  .42)
------------------------------------------------   -------     --------     -------     -------     --------
Redemption fees                                          -          .00*        .00*        .00*         .00*
------------------------------------------------   -------     --------     -------     -------     --------
NET ASSET VALUE, END OF PERIOD                     $ 10.39     $   9.65     $ 10.09     $  9.97     $   9.91
------------------------------------------------   -------     --------     -------     -------     --------
Total Return (%)(b,c)                                 9.15         3.10        3.94        5.78         2.30
------------------------------------------------   -------     --------     -------     -------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------   -------     -------     --------
Net assets, end of period ($ millions)                  31           23          30           4            1
------------------------------------------------   -------     --------     -------     -------     --------
Ratio of expenses before expense reductions (%)       1.05         1.14        1.03        1.81         2.08
-------------------------------------------------  -------     --------     -------     -------     --------
Ratio of expenses after expense reductions (%)         .90          .91         .90         .90          .90
-------------------------------------------------  -------     --------     -------     -------     --------
Ratio of net investment income (%)                    1.52          .61        6.76        3.94         4.88
-------------------------------------------------  -------     --------     -------     -------     --------
Portfolio turnover rate (%)                            237          114          91         167          331
-------------------------------------------------  -------     --------     -------     -------     --------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       88
PROSPECTUS February 1, 2011                               Financial Highlights

DWS GLOBAL INFLATION PLUS FUND - CLASS B



YEARS ENDED SEPTEMBER 30,                            2010         2009         2008        2007         2006
------------------------------------------------  ----------  -----------  -----------  ----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------          -           -            -
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.76     $  10.13     $  10.02     $  9.95     $  10.12
------------------------------------------------   -------     --------     --------     -------     --------
Income (loss) from investment operations:
  Net investment income(a)                             .07       (  .01)         .62         .31          .40
------------------------------------------------   -------     --------     --------     -------     --------
  Net realized and unrealized gain (loss)              .74          .20       (  .29)        .17       (  .26)
------------------------------------------------   -------     --------     --------     -------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     .81          .19          .33         .48          .14
------------------------------------------------   -------     --------     --------     -------     --------
Less distributions from:
  Net investment income                             (  .06)      (  .31)      (  .15)     (  .40)      (  .31)
------------------------------------------------   -------     --------     --------     -------     --------
  Net realized gains                                     -       (  .15)      (  .07)     (  .01)           -
------------------------------------------------   -------     --------     --------     -------     --------
  Tax return of capital                                  -       (  .10)           -           -            -
------------------------------------------------   -------     --------     --------     -------     --------
  TOTAL DISTRIBUTIONS                               (  .06)      (  .56)      (  .22)     (  .41)      (  .31)
------------------------------------------------   -------     --------     --------     -------     --------
Redemption fees                                          -          .00*         .00*        .00*         .00*
------------------------------------------------   -------     --------     --------     -------     --------
NET ASSET VALUE, END OF PERIOD                     $ 10.51     $   9.76     $  10.13     $ 10.02     $   9.95
------------------------------------------------   -------     --------     --------     -------     --------
Total Return (%)(b,c)                                 8.36         2.28         3.12        5.01         1.46
------------------------------------------------   -------     --------     --------     -------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------   --------     -------     --------
Net assets, end of period ($ millions)                   3            3            3         .3           .1
------------------------------------------------   -------     --------     --------     -------     --------
Ratio of expenses before expense reductions (%)       1.86         1.96         1.89        2.58         2.81
-------------------------------------------------  -------     --------     --------     -------     --------
Ratio of expenses after expense reductions (%)        1.65         1.66         1.65        1.65         1.65
-------------------------------------------------  -------     --------     --------     -------     --------
Ratio of net investment income (%)                     .77       (  .14)        6.01        3.19         4.13
-------------------------------------------------  -------     --------     --------     -------     --------
Portfolio turnover rate (%)                            237          114           91         167          331
-------------------------------------------------  -------     --------     --------     -------     --------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       89
PROSPECTUS February 1, 2011                               Financial Highlights

DWS GLOBAL INFLATION PLUS FUND - CLASS C



YEARS ENDED SEPTEMBER 30,                            2010         2009         2008        2007         2006
------------------------------------------------  ----------  -----------  -----------  ----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------          -           -            -
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.76     $  10.14     $  10.02     $  9.96     $  10.12
------------------------------------------------   -------     --------     --------     -------     --------
Income (loss) from investment operations:
  Net investment income(a)                             .07       (  .01)         .62         .31          .40
------------------------------------------------   -------     --------     --------     -------     --------
  Net realized and unrealized gain (loss)              .75          .19       (  .28)        .16       (  .25)
------------------------------------------------   -------     --------     --------     -------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     .82          .18          .34         .47          .15
------------------------------------------------   -------     --------     --------     -------     --------
Less distributions from:
  Net investment income                             (  .06)      (  .31)      (  .15)     (  .40)      (  .31)
------------------------------------------------   -------     --------     --------     -------     --------
  Net realized gains                                     -       (  .15)      (  .07)     (  .01)           -
------------------------------------------------   -------     --------     --------     -------     --------
  Tax return of capital                                  -       (  .10)           -           -            -
------------------------------------------------   -------     --------     --------     -------     --------
  TOTAL DISTRIBUTIONS                               (  .06)      (  .56)      (  .22)     (  .41)      (  .31)
------------------------------------------------   -------     --------     --------     -------     --------
Redemption fees                                          -          .00*         .00*        .00*         .00*
------------------------------------------------   -------     --------     --------     -------     --------
NET ASSET VALUE, END OF PERIOD                     $ 10.52     $   9.76     $  10.14     $ 10.02     $   9.96
------------------------------------------------   -------     --------     --------     -------     --------
Total Return (%)(b,c)                                 8.46         2.27         3.12        4.90         1.58
------------------------------------------------   -------     --------     --------     -------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------   --------     -------     --------
Net assets, end of period ($ millions)                  14           12           10           1            1
------------------------------------------------   -------     --------     --------     -------     --------
Ratio of expenses before expense reductions (%)       1.80         1.89         1.83        2.46         2.71
-------------------------------------------------  -------     --------     --------     -------     --------
Ratio of expenses after expense reductions (%)        1.65         1.66         1.65        1.65         1.66
-------------------------------------------------  -------     --------     --------     -------     --------
Ratio of net investment income (%)                     .77       (  .14)        6.01        3.19         4.12
-------------------------------------------------  -------     --------     --------     -------     --------
Portfolio turnover rate (%)                            237          114           91         167          331
-------------------------------------------------  -------     --------     --------     -------     --------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       90
PROSPECTUS February 1, 2011                               Financial Highlights

DWS GLOBAL INFLATION PLUS FUND - INSTITUTIONAL CLASS



YEARS ENDED SEPTEMBER 30,                            2010         2009        2008        2007         2006
------------------------------------------------  ----------  -----------  ----------  ----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------         -            -
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.62     $  10.09     $  9.97     $  9.91     $  10.12
------------------------------------------------   -------     --------     -------     -------     --------
Income (loss) from investment operations:
  Net investment income(a)                             .18          .08         .73         .41          .50
------------------------------------------------   -------     --------     -------     -------     --------
  Net realized and unrealized gain (loss)              .72          .19      (  .29)        .16       (  .26)
------------------------------------------------   -------     --------     -------     -------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     .90          .27         .44         .57          .24
------------------------------------------------   -------     --------     -------     -------     --------
Less distributions from:
  Net investment income                             (  .16)      (  .49)     (  .25)      ( .50)      (  .45)
------------------------------------------------   -------     --------     -------     -------     --------
  Net realized gains                                     -       (  .15)     (  .07)      ( .01)           -
------------------------------------------------   -------     --------     -------     -------     --------
  Tax return of capital                                  -       (  .10)          -           -            -
------------------------------------------------   -------     --------     -------     -------     --------
  TOTAL DISTRIBUTIONS                               (  .16)      (  .74)     (  .32)      ( .51)      (  .45)
------------------------------------------------   -------     --------     -------     -------     --------
Redemption fees                                          -          .00*        .00*        .00*         .00*
------------------------------------------------   -------     --------     -------     -------     --------
NET ASSET VALUE, END OF PERIOD                     $ 10.36     $   9.62     $ 10.09     $  9.97     $   9.91
------------------------------------------------   -------     --------     -------     -------     --------
Total Return (%)(b)                                   9.44         3.31        4.21        6.05         2.50
------------------------------------------------   -------     --------     -------     -------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------   -------     --------
Net assets, end of period ($ millions)                 143           90         119          27           23
------------------------------------------------   -------     --------     -------     -------     --------
Ratio of expenses before expense reductions (%)        .68          .75         .74        1.36         1.67
-------------------------------------------------  -------     --------     -------     -------     --------
Ratio of expenses after expense reductions (%)         .65          .66         .65         .65          .65
-------------------------------------------------  -------     --------     -------     -------     --------
Ratio of net investment income (%)                    1.77          .86        7.01        4.19         5.13
-------------------------------------------------  -------     --------     -------     -------     --------
Portfolio turnover rate (%)                            237          114          91         167          331
-------------------------------------------------  -------     --------     -------     -------     --------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       91
PROSPECTUS February 1, 2011                               Financial Highlights

DWS GLOBAL INFLATION PLUS FUND - CLASS S



YEARS ENDED SEPTEMBER 30,                            2010         2009        2008        2007         2006
------------------------------------------------  ----------  -----------  ----------  ----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------         -           -            -
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.62     $  10.08     $  9.96     $  9.90     $  10.12
------------------------------------------------   -------     --------     -------     -------     --------
Income (loss) from investment operations:
  Net investment income(a)                             .18          .08         .72         .40          .48
------------------------------------------------   -------     --------     -------     -------     --------
  Net realized and unrealized gain (loss)              .72          .20      (  .29)        .16       (  .26)
------------------------------------------------   -------     --------     -------     -------     --------
  TOTAL FROM INVESTMENT OPERATIONS                     .90          .28         .43         .56          .22
------------------------------------------------   -------     --------     -------     -------     --------
Less distributions from:
  Net investment income                             (  .16)      (  .49)     (  .24)      ( .49)      (  .44)
------------------------------------------------   -------     --------     -------     -------     --------
  Net realized gains                                     -       (  .15)     (  .07)      ( .01)           -
------------------------------------------------   -------     --------     -------     -------     --------
  Tax return of capital                                  -       (  .10)          -           -            -
------------------------------------------------   -------     --------     -------     -------     --------
  TOTAL DISTRIBUTIONS                               (  .16)      (  .74)     (  .31)      ( .50)      (  .44)
------------------------------------------------   -------     --------     -------     -------     --------
Redemption fees                                          -          .00*        .00*        .00*         .00*
------------------------------------------------   -------     --------     -------     -------     --------
NET ASSET VALUE, END OF PERIOD                     $ 10.36     $   9.62     $ 10.08     $  9.96     $   9.90
------------------------------------------------   -------     --------     -------     -------     --------
Total Return (%)(b)                                   9.44         3.35        4.04        5.87         2.32
------------------------------------------------   -------     --------     -------     -------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------   -------     -------     --------
Net assets, end of period ($ millions)                  23           19          15           5            1
------------------------------------------------   -------     --------     -------     -------     --------
Ratio of expenses before expense reductions (%)        .94          .98         .88        1.47         1.79
-------------------------------------------------  -------     --------     -------     -------     --------
Ratio of expenses after expense reductions (%)         .65          .67         .70         .75          .80
-------------------------------------------------  -------     --------     -------     -------     --------
Ratio of net investment income (%)                    1.77          .85        6.96        4.08         4.98
-------------------------------------------------  -------     --------     -------     -------     --------
Portfolio turnover rate (%)                            237          114          91         167          331
-------------------------------------------------  -------     --------     -------     -------     --------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       92
PROSPECTUS February 1, 2011                               Financial Highlights

DWS GNMA FUND - CLASS A



YEARS ENDED SEPTEMBER 30,                       2010         2009(A)
------------------------------------------  -----------  --------------
SELECTED PER SHARE DATA
-------------------------------------------------------           -
NET ASSET VALUE, BEGINNING OF PERIOD         $  15.24      $  14.81
------------------------------------------   --------      --------
Income (loss) from investment operations:
  Net investment income(b)                        .53           .41
-------------------------------------------  --------      --------
  Net realized and unrealized gain (loss)         .33           .55
-------------------------------------------  --------      --------
  TOTAL FROM INVESTMENT OPERATIONS                .86           .96
-------------------------------------------  --------      --------
Less distributions from:
  Net investment income                        (  .69)       (  .53)
-------------------------------------------  --------      --------
Redemption fees                                     -           .00***
-------------------------------------------  --------      --------
NET ASSET VALUE, END OF PERIOD               $  15.41      $  15.24
-------------------------------------------  --------      --------
Total Return (%)(c)                              5.78          6.62**
-------------------------------------------  --------      --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------    --------
Net assets, end of period ($ millions)             35            11
-------------------------------------------  --------      --------
Ratio of expenses (%)                             .76           .64*
-------------------------------------------  --------      --------
Ratio of net investment income (%)               3.42          4.18*
-------------------------------------------  --------      --------
Portfolio turnover rate (%)                       221           264
-------------------------------------------  --------      --------

(a) For the period from February 2, 2009 (commencement of operations) to September 30, 2009.
(b)        Based on average shares outstanding during the period.
(c)        Total return does not reflect the effect of any sales charges.
*     Annualized
**    Not annualized
***   Amount is less than $.005.

                                       93
PROSPECTUS February 1, 2011                               Financial Highlights

DWS GNMA FUND - CLASS C



YEARS ENDED SEPTEMBER 30,                       2010         2009(A)
------------------------------------------  -----------  --------------
SELECTED PER SHARE DATA
-------------------------------------------------------           -
NET ASSET VALUE, BEGINNING OF PERIOD         $  15.25      $  14.81
------------------------------------------   --------      --------
Income (loss) from investment operations:
  Net investment income(b)                        .41           .33
-------------------------------------------  --------      --------
  Net realized and unrealized gain (loss)         .34           .57
-------------------------------------------  --------      --------
  TOTAL FROM INVESTMENT OPERATIONS                .75           .90
-------------------------------------------  --------      --------
Less distributions from:
  Net investment income                        (  .58)       (  .46)
-------------------------------------------  --------      --------
Redemption fees                                     -           .00***
-------------------------------------------  --------      --------
NET ASSET VALUE, END OF PERIOD               $  15.42      $  15.25
-------------------------------------------  --------      --------
Total Return (%)(c)                              4.98          6.14**
-------------------------------------------  --------      --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------    --------
Net assets, end of period ($ millions)             24             7
-------------------------------------------  --------      --------
Ratio of expenses (%)                            1.52          1.40*
-------------------------------------------  --------      --------
Ratio of net investment income (%)               2.66          3.44*
-------------------------------------------  --------      --------
Portfolio turnover rate (%)                       221           264
-------------------------------------------  --------      --------

(a) For the period from February 2, 2009 (commencement of operations) to September 30, 2009.
(b)        Based on average shares outstanding during the period.
(c)        Total return does not reflect the effect of any sales charges.
*     Annualized
**    Not annualized
***   Amount is less than $.005.

                                       94
PROSPECTUS February 1, 2011                               Financial Highlights

DWS GNMA FUND - INSTITUTIONAL CLASS



YEARS ENDED SEPTEMBER 30,                       2010         2009(A)
------------------------------------------  -----------  --------------
SELECTED PER SHARE DATA
-------------------------------------------------------           -
NET ASSET VALUE, BEGINNING OF PERIOD         $  15.24      $  14.81
------------------------------------------   --------      --------
Income (loss) from investment operations:
  Net investment income(b)                        .57           .42
-------------------------------------------  --------      --------
  Net realized and unrealized gain (loss)         .34           .56
-------------------------------------------  --------      --------
  TOTAL FROM INVESTMENT OPERATIONS                .91           .98
-------------------------------------------  --------      --------
Less distributions from:
  Net investment income                        (  .72)       (  .55)
-------------------------------------------  --------      --------
Redemption fees                                     -           .00***
-------------------------------------------  --------      --------
NET ASSET VALUE, END OF PERIOD               $  15.43      $  15.24
-------------------------------------------  --------      --------
Total Return (%)                                 6.12          6.76**
-------------------------------------------  --------      --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------    --------
Net assets, end of period ($ millions)              8             7
-------------------------------------------  --------      --------
Ratio of expenses (%)                             .45           .47*
-------------------------------------------  --------      --------
Ratio of net investment income (%)               3.73          4.29*
-------------------------------------------  --------      --------
Portfolio turnover rate (%)                       221           264
-------------------------------------------  --------      --------

(a) For the period from February 2, 2009 (commencement of operations) to September 30, 2009.
(b)        Based on average shares outstanding during the period.
*     Annualized
**    Not annualized
***   Amount is less than $.005.

                                       95
PROSPECTUS February 1, 2011                               Financial Highlights

DWS GNMA FUND - CLASS S



YEARS ENDED SEPTEMBER 30,                             2010         2009         2008           2007              2006
------------------------------------------------  -----------  -----------  -----------  ----------------  ----------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  15.25     $  14.72     $  14.60       $  14.67          $  14.86
------------------------------------------------   --------     --------     --------       --------          --------
Income (loss) from investment operations:
  Net investment income(a)                              .56          .66          .73            .71               .66
------------------------------------------------   --------     --------     --------       --------          --------
  Net realized and unrealized gain (loss)               .34          .69          .18         (  .04)           (  .14)
------------------------------------------------   --------     --------     --------       --------          --------
  TOTAL FROM INVESTMENT OPERATIONS                      .90         1.35          .91            .67               .52
------------------------------------------------   --------     --------     --------       --------          --------
Less distributions from:
  Net investment income                              (  .71)      (  .82)      (  .79)        (  .74)           (  .71)
------------------------------------------------   --------     --------     --------       --------          --------
Redemption fees                                           -          .00*         .00*           .00*              .00*
------------------------------------------------   --------     --------     --------       --------          --------
NET ASSET VALUE, END OF PERIOD                     $  15.44     $  15.25     $  14.72       $  14.60          $  14.67
------------------------------------------------   --------     --------     --------       --------          --------
Total Return (%)                                       5.96         9.41         6.45           4.76 (b)          3.47 (b)
------------------------------------------------   --------     --------     --------       --------          --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                2,178        2,225        2,217          2,347             2,645
------------------------------------------------   --------     --------     --------       --------          --------
Ratio of expenses before expense reductions (%)         .54          .55          .55            .58               .62
-------------------------------------------------  --------     --------     --------       --------          --------
Ratio of expenses after expense reductions (%)          .54          .55          .55            .56               .59
-------------------------------------------------  --------     --------     --------       --------          --------
Ratio of net investment income (%)                     3.64         4.42         4.95           4.85              4.55
-------------------------------------------------  --------     --------     --------       --------          --------
Portfolio turnover rate (%)                             221          264          220            381               289
-------------------------------------------------  --------     --------     --------       --------          --------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       96
PROSPECTUS February 1, 2011                               Financial Highlights

DWS HIGH INCOME FUND - CLASS A



YEARS ENDED SEPTEMBER 30,                            2010        2009            2008              2007          2006
------------------------------------------------  ----------  ----------  -----------------  ---------------  ----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  4.44      $ 4.32       $    5.24          $  5.37        $  5.42
------------------------------------------------   -------      ------       ---------          -------        -------
Income (loss) from investment operations:
  Net investment income(a)                             .38         .35             .39              .42            .42
------------------------------------------------   -------      ------       ---------          -------        -------
  Net realized and unrealized gain (loss)              .33         .12          (  .90)           ( .08)         ( .02)
------------------------------------------------   -------      ------       ---------          -------        -------
  TOTAL FROM INVESTMENT OPERATIONS                     .71         .47          (  .51)             .34            .40
------------------------------------------------   -------      ------       ---------          -------        -------
Less distributions from:
  Net investment income                              ( .38)      ( .35)         (  .41)           ( .47)         ( .45)
------------------------------------------------   -------      ------       ---------          -------        -------
  Return of capital                                      -       ( .00)*             -                -              -
------------------------------------------------   -------      ------       ---------          -------        -------
  TOTAL DISTRIBUTIONS                                ( .38)      ( .35)         (  .41)           ( .47)         ( .45)
------------------------------------------------   -------      ------       ---------          -------        -------
Redemption fees                                        .00*        .00*            .00*             .00*           .00*
------------------------------------------------   -------      ------       ---------          -------        -------
NET ASSET VALUE, END OF PERIOD                     $  4.77      $ 4.44       $    4.32          $  5.24        $  5.37
------------------------------------------------   -------      ------       ---------          -------        -------
Total Return (%)(b)                                  16.69       12.91          (10.40)(c)         6.39 (c)       7.77
------------------------------------------------   -------      ------       ---------          -------        -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)               1,294       1,271           1,277            1,715          1,809
------------------------------------------------   -------      ------       ---------          -------        -------
Ratio of expenses before expense reductions (%)        .96         .96             .99              .97            .96
-------------------------------------------------  -------      ------       ---------          -------        -------
Ratio of expenses after expense reductions (%)         .96         .96             .98              .96            .96
-------------------------------------------------  -------      ------       ---------          -------        -------
Ratio of net investment income (%)                    8.26         .96            7.92             7.70           7.84
-------------------------------------------------  -------      ------       ---------          -------        -------
Portfolio turnover rate (%)                             73          69              61               66            100
-------------------------------------------------  -------      ------       ---------          -------        -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       97
PROSPECTUS February 1, 2011                               Financial Highlights

DWS HIGH INCOME FUND - CLASS B



YEARS ENDED SEPTEMBER 30,                            2010        2009            2008              2007          2006
------------------------------------------------  ----------  ----------  -----------------  ---------------  ----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  4.44      $ 4.32       $    5.24          $  5.37        $  5.42
------------------------------------------------   -------      ------       ---------          -------        -------
Income (loss) from investment operations:
  Net investment income(a)                             .34         .32             .35              .37            .38
------------------------------------------------   -------      ------       ---------          -------        -------
  Net realized and unrealized gain (loss)              .33         .12          (  .90)           ( .08)         ( .02)
------------------------------------------------   -------      ------       ---------          -------        -------
  TOTAL FROM INVESTMENT OPERATIONS                     .67         .44          (  .55)             .29            .36
------------------------------------------------   -------      ------       ---------          -------        -------
Less distributions from:
  Net investment income                              ( .34)      ( .32)         (  .37)           ( .42)         ( .41)
------------------------------------------------   -------      ------       ---------          -------        -------
  Return of capital                                      -       ( .00)*             -                -              -
------------------------------------------------   -------      ------       ---------          -------        -------
  TOTAL DISTRIBUTIONS                                ( .34)      ( .32)         (  .37)           ( .42)         ( .41)
------------------------------------------------   -------      ------       ---------          -------        -------
Redemption fees                                        .00*        .00*            .00*             .00*           .00*
------------------------------------------------   -------      ------       ---------          -------        -------
NET ASSET VALUE, END OF PERIOD                     $  4.77      $ 4.44       $    4.32          $  5.24        $  5.37
------------------------------------------------   -------      ------       ---------          -------        -------
Total Return (%)(b)                                  15.74       11.98          (11.13)(c)         5.53 (c)       6.87
------------------------------------------------   -------      ------       ---------          -------        -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  34          44              62              115            165
------------------------------------------------   -------      ------       ---------          -------        -------
Ratio of expenses before expense reductions (%)       1.75        1.77            1.81             1.76           1.76
-------------------------------------------------  -------      ------       ---------          -------        -------
Ratio of expenses after expense reductions (%)        1.75        1.77            1.80             1.76           1.76
-------------------------------------------------  -------      ------       ---------          -------        -------
Ratio of net investment income (%)                    7.46        8.35            7.10             6.90           7.04
-------------------------------------------------  -------      ------       ---------          -------        -------
Portfolio turnover rate (%)                             73          69              61               66            100
-------------------------------------------------  -------      ------       ---------          -------        -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       98
PROSPECTUS February 1, 2011                               Financial Highlights

DWS HIGH INCOME FUND - CLASS C



YEARS ENDED SEPTEMBER 30,                            2010        2009            2008              2007             2006
------------------------------------------------  ----------  ----------  -----------------  ---------------  ---------------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  4.44      $ 4.33       $    5.25          $  5.38          $  5.43
------------------------------------------------   -------      ------       ---------          -------          -------
Income (loss) from investment operations:
  Net investment income(a)                             .35         .32             .35              .38              .38
------------------------------------------------   -------      ------       ---------          -------          -------
  Net realized and unrealized gain (loss)              .34         .12          (  .90)           ( .08)           ( .02)
------------------------------------------------   -------      ------       ---------          -------          -------
  TOTAL FROM INVESTMENT OPERATIONS                     .69         .44          (  .55)             .30              .36
------------------------------------------------   -------      ------       ---------          -------          -------
Less distributions from:
  Net investment income                              ( .35)      ( .33)         (  .37)           ( .43)           ( .41)
------------------------------------------------   -------      ------       ---------          -------          -------
  Return of capital                                      -       ( .00)*             -                -                -
------------------------------------------------   -------      ------       ---------          -------          -------
  TOTAL DISTRIBUTIONS                                ( .35)      ( .33)         (  .37)           ( .43)           ( .41)
------------------------------------------------   -------      ------       ---------          -------          -------
Redemption fees                                        .00*        .00*            .00*             .00 (*)          .00 (*)
------------------------------------------------   -------      ------       ---------          -------          -------
NET ASSET VALUE, END OF PERIOD                     $  4.78      $ 4.44       $    4.33          $  5.25          $  5.38
------------------------------------------------   -------      ------       ---------          -------          -------
Total Return (%)(b)                                  15.81       11.80          (11.04)(c)         5.59 (c)         6.94
------------------------------------------------   -------      ------       ---------          -------          -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                 110         110             111              162              159
------------------------------------------------   -------      ------       ---------          -------          -------
Ratio of expenses before expense reductions (%)       1.71        1.72            1.75             1.72             1.71
-------------------------------------------------  -------      ------       ---------          -------          -------
Ratio of expenses after expense reductions (%)        1.71        1.72            1.74             1.72             1.71
-------------------------------------------------  -------      ------       ---------          -------          -------
Ratio of net investment income (%)                    7.50        8.40            7.16             6.94             7.09
-------------------------------------------------  -------      ------       ---------          -------          -------
Portfolio turnover rate (%)                             73          69              61               66              100
-------------------------------------------------  -------      ------       ---------          -------          -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.


                                       99
PROSPECTUS February 1, 2011                               Financial Highlights

DWS HIGH INCOME FUND - INSTITUTIONAL CLASS



YEARS ENDED SEPTEMBER 30,                            2010        2009            2008              2007             2006
------------------------------------------------  ----------  ----------  -----------------  ---------------  ---------------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  4.44      $ 4.33       $    5.25          $  5.38          $  5.42
------------------------------------------------   -------      ------       ---------          -------          -------
Income (loss) from investment operations:
  Net investment income(a)                             .39         .36             .40              .43              .44
------------------------------------------------   -------      ------       ---------          -------          -------
  Net realized and unrealized gain (loss)              .34         .12          (  .90)           ( .08)           ( .01)
------------------------------------------------   -------      ------       ---------          -------          -------
  TOTAL FROM INVESTMENT OPERATIONS                     .73         .48          (  .50)             .35              .43
------------------------------------------------   -------      ------       ---------          -------          -------
Less distributions from:
  Net investment income                              ( .40)      ( .37)         (  .42)           ( .48)           ( .47)
------------------------------------------------   -------      ------       ---------          -------          -------
  Return of capital                                      -       ( .00)*             -                -                -
------------------------------------------------   -------      ------       ---------          -------          -------
  TOTAL DISTRIBUTIONS                                ( .40)      ( .37)         (  .42)           ( .48)           ( .47)
------------------------------------------------   -------      ------       ---------          -------          -------
Redemption fees                                        .00*        .00*            .00*             .00*             .00*
------------------------------------------------   -------      ------       ---------          -------          -------
NET ASSET VALUE, END OF PERIOD                     $  4.77      $ 4.44       $    4.33          $  5.25          $  5.38
------------------------------------------------   -------      ------       ---------          -------          -------
Total Return (%)                                     17.03       13.00          (10.09)(b)         6.70 (b)         8.33 (b)
------------------------------------------------   -------      ------       ---------          -------          -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  67          92              71               31               18
------------------------------------------------   -------      ------       ---------          -------          -------
Ratio of expenses before expense reductions (%)        .68         .67             .70              .65              .69
-------------------------------------------------  -------      ------       ---------          -------          -------
Ratio of expenses after expense reductions (%)         .68         .67             .69              .64              .68
-------------------------------------------------  -------      ------       ---------          -------          -------
Ratio of net investment income (%)                    8.53        9.45            8.21             8.02             8.12
-------------------------------------------------  -------      ------       ---------          -------          -------
Portfolio turnover rate (%)                             73          69              61               66              100
-------------------------------------------------  -------      ------       ---------          -------          -------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      100
PROSPECTUS February 1, 2011                               Financial Highlights

DWS HIGH INCOME PLUS FUND - CLASS A



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------          -          -           -
NET ASSET VALUE, BEGINNING OF PERIOD               $  6.36     $  5.26     $   7.50    $  7.67     $  7.58
------------------------------------------------   -------     -------     --------    -------     -------
Income (loss) from investment operations:
  Net investment income (loss)(a)                      .52         .50          .56        .59         .59
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized and unrealized gain (loss)              .55        1.12       ( 2.22)     ( .16)        .09
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                    1.07        1.62       ( 1.66)       .43         .68
------------------------------------------------   -------     -------     --------    -------     -------
Less distributions from:
  Net investment income                              ( .52)      ( .50)      (  .58)     ( .60)      ( .59)
------------------------------------------------   -------     -------     --------    -------     -------
  Return of capital                                      -       ( .02)           -          -           -
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL DISTRIBUTIONS                                ( .52)      ( .52)      (  .58)     ( .60)      ( .59)
------------------------------------------------   -------     -------     --------    -------     -------
Redemption fees                                        .00*        .00*         .00*       .00*        .00*
------------------------------------------------   -------     -------     --------    -------     -------
NET ASSET VALUE, END OF PERIOD                     $  6.91     $  6.36     $   5.26    $  7.50     $  7.67
------------------------------------------------   -------     -------     --------    -------     -------
Total Return (%)(b,c)                                17.48       32.63       (23.60)      5.67        9.38
------------------------------------------------   -------     -------     --------    -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------   --------    -------     -------
Net assets, end of period ($ millions)                  30          27           19         28          29
------------------------------------------------   -------     -------     --------    -------     -------
Ratio of expenses before expense reductions (%)       1.10        1.10         1.11       1.06        1.07
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of expenses after expense reductions (%)        1.04         .98          .98        .85         .89
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of net investment income (%)                    7.87        9.02         8.14       7.72        7.76
-------------------------------------------------  -------     -------     --------    -------     -------
Portfolio turnover rate (%)                             71          67           35         75         100
-------------------------------------------------  -------     -------     --------    -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain operating expenses not been reduced.
*     Amount is less than $.005.

                                      101
PROSPECTUS February 1, 2011                               Financial Highlights

DWS HIGH INCOME PLUS FUND - CLASS B



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------          -          -           -
NET ASSET VALUE, BEGINNING OF PERIOD               $  6.34     $  5.27     $   7.51    $  7.67     $  7.58
------------------------------------------------   -------     -------     --------    -------     -------
Income (loss) from investment operations:
  Net investment income (loss)(a)                      .47         .46          .50        .53         .53
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized and unrealized gain (loss)              .55        1.10       ( 2.22)     ( .16)        .09
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                    1.02        1.56       ( 1.72)       .37         .62
------------------------------------------------   -------     -------     --------    -------     -------
Less distributions from:
  Net investment income                              ( .47)      ( .47)      (  .52)     ( .53)      ( .53)
------------------------------------------------   -------     -------     --------    -------     -------
  Return of capital                                      -       ( .02)           -          -           -
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL DISTRIBUTIONS                                ( .47)      ( .49)      (  .52)     ( .53)      ( .53)
------------------------------------------------   -------     -------     --------    -------     -------
Redemption fees                                        .00*        .00*         .00*       .00*        .00*
------------------------------------------------   -------     -------     --------    -------     -------
NET ASSET VALUE, END OF PERIOD                     $  6.89     $  6.34     $   5.27    $  7.51     $  7.67
------------------------------------------------   -------     -------     --------    -------     -------
Total Return (%)(b,c)                                16.61       31.47       (24.19)      4.90        8.48
------------------------------------------------   -------     -------     --------    -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------   --------    -------     -------
Net assets, end of period ($ millions)                   2           2            3          5           6
------------------------------------------------   -------     -------     --------    -------     -------
Ratio of expenses before expense reductions (%)       1.87        1.89         1.90       1.89        1.90
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of expenses after expense reductions (%)        1.80        1.77         1.77       1.68        1.67
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of net investment income (%)                    7.11        8.23         7.35       6.89        6.98
-------------------------------------------------  -------     -------     --------    -------     -------
Portfolio turnover rate (%)                             71          67           35         75         100
-------------------------------------------------  -------     -------     --------    -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain operating expenses not been reduced.
*     Amount is less than $.005.

                                      102
PROSPECTUS February 1, 2011                               Financial Highlights

DWS HIGH INCOME PLUS FUND - CLASS C



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------          -          -           -
NET ASSET VALUE, BEGINNING OF PERIOD               $  6.38     $  5.27     $   7.51    $  7.67     $  7.58
------------------------------------------------   -------     -------     --------    -------     -------
Income (loss) from investment operations:
  Net investment income (loss)(a)                      .47         .46          .51        .53         .53
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized and unrealized gain (loss)              .55        1.12       ( 2.23)     ( .16)        .09
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                    1.02        1.58       ( 1.72)       .37         .62
------------------------------------------------   -------     -------     --------    -------     -------
Less distributions from:
  Net investment income                              ( .47)      ( .45)      (  .52)     ( .53)      ( .53)
------------------------------------------------   -------     -------     --------    -------     -------
  Return of capital                                      -       ( .02)           -          -           -
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL DISTRIBUTIONS                                ( .47)      ( .47)      (  .52)     ( .53)      ( .53)
------------------------------------------------   -------     -------     --------    -------     -------
Redemption fees                                        .00*        .00*         .00*       .00*        .00*
------------------------------------------------   -------     -------     --------    -------     -------
NET ASSET VALUE, END OF PERIOD                     $  6.93     $  6.38     $   5.27    $  7.51     $  7.67
------------------------------------------------   -------     -------     --------    -------     -------
Total Return (%)(b,c)                                16.60       31.69       (24.19)      4.95        8.50
------------------------------------------------   -------     -------     --------    -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------   --------    -------     -------
Net assets, end of period ($ millions)                  11           8            6         11          11
------------------------------------------------   -------     -------     --------    -------     -------
Ratio of expenses before expense reductions (%)       1.82        1.83         1.84       1.85        1.85
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of expenses after expense reductions (%)        1.76        1.71         1.72       1.64        1.66
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of net investment income (%)                    7.15        8.29         7.41       6.93        6.99
-------------------------------------------------  -------     -------     --------    -------     -------
Portfolio turnover rate (%)                             71          67           35         75         100
-------------------------------------------------  -------     -------     --------    -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain operating expenses not been reduced.
*     Amount is less than $.005.

                                      103
PROSPECTUS February 1, 2011                               Financial Highlights

DWS HIGH INCOME PLUS FUND - INSTITUTIONAL CLASS



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------         -
NET ASSET VALUE, BEGINNING OF PERIOD               $  6.34     $  5.26     $   7.50    $  7.67     $  7.58
------------------------------------------------   -------     -------     --------    -------     -------
Income (loss) from investment operations:
  Net investment income (loss)(a)                      .54         .53          .58        .62         .62
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized and unrealized gain (loss)              .54        1.10       ( 2.22)     ( .17)        .09
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                    1.08        1.63       ( 1.64)       .45         .71
------------------------------------------------   -------     -------     --------    -------     -------
Less distributions from:
  Net investment income                              ( .54)      ( .53)      (  .60)     ( .62)      ( .62)
------------------------------------------------   -------     -------     --------    -------     -------
  Return of capital                                      -       ( .02)           -          -           -
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL DISTRIBUTIONS                                ( .54)      ( .55)      (  .60)     ( .62)      ( .62)
------------------------------------------------   -------     -------     --------    -------     -------
Redemption fees                                        .00*        .00*         .00*       .00*        .00*
------------------------------------------------   -------     -------     --------    -------     -------
NET ASSET VALUE, END OF PERIOD                     $  6.88     $  6.34     $   5.26    $  7.50     $  7.67
------------------------------------------------   -------     -------     --------    -------     -------
Total Return (%)(b)                                  17.78       33.12       (23.31)      6.03        9.74
------------------------------------------------   -------     -------     --------    -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------   -------
Net assets, end of period ($ millions)                  44          44           36         45          56
------------------------------------------------   -------     -------     --------    -------     -------
Ratio of expenses before expense reductions (%)        .74         .72          .76        .78         .77
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of expenses after expense reductions (%)         .68         .60          .63        .54         .55
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of net investment income (%)                    8.23        9.41         8.50       8.03        8.10
-------------------------------------------------  -------     -------     --------    -------     -------
Portfolio turnover rate (%)                             71          67           35         75         100
-------------------------------------------------  -------     -------     --------    -------     -------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      104
PROSPECTUS February 1, 2011                               Financial Highlights

DWS HIGH INCOME PLUS FUND - CLASS S



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------          -          -           -
NET ASSET VALUE, BEGINNING OF PERIOD               $  6.39     $  5.28     $   7.51    $  7.67     $  7.58
------------------------------------------------   -------     -------     --------    -------     -------
Income (loss) from investment operations:
  Net investment income (loss)(a)                      .53         .52          .57        .61         .61
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized and unrealized gain (loss)              .55        1.11       ( 2.22)     ( .16)        .09
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                    1.08        1.63       ( 1.65)       .45         .70
------------------------------------------------   -------     -------     --------    -------     -------
Less distributions from:
  Net investment income                              ( .53)      ( .50)      (  .58)     ( .61)      ( .61)
------------------------------------------------   -------     -------     --------    -------     -------
  Return of capital                                      -       ( .02)           -          -           -
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL DISTRIBUTIONS                                ( .53)      ( .52)      (  .58)     ( .61)      ( .61)
------------------------------------------------   -------     -------     --------    -------     -------
Redemption fees                                        .00*        .00*         .00*       .00*        .00*
------------------------------------------------   -------     -------     --------    -------     -------
NET ASSET VALUE, END OF PERIOD                     $  6.94     $  6.39     $   5.28    $  7.51     $  7.67
------------------------------------------------   -------     -------     --------    -------     -------
Total Return (%)(b)                                  17.60       32.79       (23.41)      5.94        9.62
------------------------------------------------   -------     -------     --------    -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------   --------    -------     -------
Net assets, end of period ($ millions)                 290         246          183        310         316
------------------------------------------------   -------     -------     --------    -------     -------
Ratio of expenses before expense reductions (%)        .98         .82          .94        .91         .84
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of expenses after expense reductions (%)         .92         .70          .81        .70         .64
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of net investment income (%)                    7.98        9.30         8.31       7.87        8.01
-------------------------------------------------  -------     -------     --------    -------     -------
Portfolio turnover rate (%)                             71          67           35         75         100
-------------------------------------------------  -------     -------     --------    -------     -------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain operating expenses not been reduced.
*     Amount is less than $.005.

                                      105
PROSPECTUS February 1, 2011                               Financial Highlights

DWS SHORT DURATION FUND - CLASS A



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------         -
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.23     $  9.00     $  9.91     $  9.91     $  9.89
------------------------------------------------   -------     -------     -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .31         .35         .41         .43         .41
------------------------------------------------   -------     -------     -------     -------     -------
  Net realized and unrealized gain (loss)              .09         .23       ( .90)        .00*        .02
------------------------------------------------   -------     -------     -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .40         .58       ( .49)        .43         .43
------------------------------------------------   -------     -------     -------     -------     -------
Less distributions from:
  Net investment income                              ( .31)      ( .35)      ( .42)      ( .43)      ( .41)
------------------------------------------------   -------     -------     -------     -------     -------
Redemption fees                                          -         .00*        .00*        .00*        .00*
------------------------------------------------   -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                     $  9.32     $  9.23     $  9.00     $  9.91     $  9.91
------------------------------------------------   -------     -------     -------     -------     -------
Total Return (%)(b,c)                                 4.50        6.62       (5.19)       4.41        4.44
------------------------------------------------   -------     -------     -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------   -------
Net assets, end of period ($ millions)                 106         119         135          86          63
------------------------------------------------   -------     -------     -------     -------     -------
Ratio of expenses before expense reductions (%)       1.08        1.10         .95        1.14        1.03
-------------------------------------------------  -------     -------     -------     -------     -------
Ratio of expenses after expense reductions (%)         .75         .70         .70         .70         .58
-------------------------------------------------  -------     -------     -------     -------     -------
Ratio of net investment income (%)                    3.28        3.91        4.22        4.31        4.16
-------------------------------------------------  -------     -------     -------     -------     -------
Portfolio turnover rate (%)                            101         177         181         230         198
-------------------------------------------------  -------     -------     -------     -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      106
PROSPECTUS February 1, 2011                               Financial Highlights

DWS SHORT DURATION FUND - CLASS B



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.23     $  9.00     $  9.91     $  9.91     $  9.89
------------------------------------------------   -------     -------     -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .24         .28         .34         .35         .35
------------------------------------------------   -------     -------     -------     -------     -------
  Net realized and unrealized gain (loss)              .10         .23       ( .91)        .00*        .02
------------------------------------------------   -------     -------     -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .34         .51       ( .57)        .35         .37
------------------------------------------------   -------     -------     -------     -------     -------
Less distributions from:
  Net investment income                              ( .24)      ( .28)      ( .34)      ( .35)      ( .35)
------------------------------------------------   -------     -------     -------     -------     -------
Redemption fees                                          -         .00*        .00*        .00*        .00*
------------------------------------------------   -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                     $  9.33     $  9.23     $  9.00     $  9.91     $  9.91
------------------------------------------------   -------     -------     -------     -------     -------
Total Return (%)(b,c)                                 3.72        5.83       (5.91)       3.60        3.81
------------------------------------------------   -------     -------     -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   3           4           6           6           8
------------------------------------------------   -------     -------     -------     -------     -------
Ratio of expenses before expense reductions (%)       1.89        1.89        1.84        1.90        1.77
-------------------------------------------------  -------     -------     -------     -------     -------
Ratio of expenses after expense reductions (%)        1.50        1.45        1.45        1.45        1.19
-------------------------------------------------  -------     -------     -------     -------     -------
Ratio of net investment income (%)                    2.53        3.16        3.47        3.56        3.55
-------------------------------------------------  -------     -------     -------     -------     -------
Portfolio turnover rate (%)                            101         177         181         230         198
-------------------------------------------------  -------     -------     -------     -------     -------

(a)        Based on average shares outstanding during period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      107
PROSPECTUS February 1, 2011                               Financial Highlights

DWS SHORT DURATION FUND - CLASS C



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.22     $  8.99     $  9.90     $  9.90     $  9.88
------------------------------------------------   -------     -------     -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .24         .28         .34         .35         .35
------------------------------------------------   -------     -------     -------     -------     -------
  Net realized and unrealized gain (loss)              .10         .23       ( .91)        .00*        .02
------------------------------------------------   -------     -------     -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .34         .51       ( .57)        .35         .37
------------------------------------------------   -------     -------     -------     -------     -------
Less distributions from:
  Net investment income                              ( .24)      ( .28)      ( .34)      ( .35)      ( .35)
------------------------------------------------   -------     -------     -------     -------     -------
Redemption fees                                          -         .00*        .00*        .00*        .00*
------------------------------------------------   -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                     $  9.32     $  9.22     $  8.99     $  9.90     $  9.90
------------------------------------------------   -------     -------     -------     -------     -------
Total Return (%)(b,c)                                 3.73        5.85       (5.92)       3.61        3.81
------------------------------------------------   -------     -------     -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  27          26          21          21          24
------------------------------------------------   -------     -------     -------     -------     -------
Ratio of expenses before expense reductions (%)       1.80        1.81        1.74        1.87        1.79
-------------------------------------------------  -------     -------     -------     -------     -------
Ratio of expenses after expense reductions (%)        1.50        1.46        1.45        1.45        1.19
-------------------------------------------------  -------     -------     -------     -------     -------
Ratio of net investment income (%)                    2.53        3.16        3.47        3.56        3.55
-------------------------------------------------  -------     -------     -------     -------     -------
Portfolio turnover rate (%)                            101         177         181         230         198
-------------------------------------------------  -------     -------     -------     -------     -------

(a)        Based on average shares outstanding during period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      108
PROSPECTUS February 1, 2011                               Financial Highlights

DWS SHORT DURATION FUND - INSTITUTIONAL CLASS



YEARS ENDED OCTOBER 31,                              2010        2009       2008        2007        2006
------------------------------------------------  ----------  ---------  ----------  ----------  ----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.24       9.01     $  9.92     $  9.92     $  9.90
------------------------------------------------   -------      -----     -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .33        .37         .43         .45         .41
------------------------------------------------   -------      -----     -------     -------     -------
  Net realized and unrealized gain (loss)              .10        .23       ( .90)        .00*        .02
------------------------------------------------   -------      -----     -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .43        .60       ( .47)        .45         .43
------------------------------------------------   -------      -----     -------     -------     -------
Less distributions from:
  Net investment income                              ( .33)     ( .37)      ( .44)      ( .45)      ( .41)
------------------------------------------------   -------      -----     -------     -------     -------
Redemption fees                                          -        .00*        .00*        .00*        .00*
------------------------------------------------   -------      -----     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                     $  9.34     $ 9.24     $  9.01     $  9.92     $  9.92
------------------------------------------------   -------     ------     -------     -------     -------
Total Return (%)(b)                                   4.76       6.90       (4.95)       4.64        4.47
------------------------------------------------   -------     ------     -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  15          9          11          18          19
------------------------------------------------   -------     ------     -------     -------     -------
Ratio of expenses before expense reductions (%)        .76        .76         .68         .82         .77
-------------------------------------------------  -------     ------     -------     -------     -------
Ratio of expenses after expense reductions (%)         .50        .45         .45         .45         .56
-------------------------------------------------  -------     ------     -------     -------     -------
Ratio of net investment income (%)                    3.53       4.17        4.47        4.56        4.18
-------------------------------------------------  -------     ------     -------     -------     -------
Portfolio turnover rate (%)                            101        177         181         230         198
-------------------------------------------------  -------     ------     -------     -------     -------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      109
PROSPECTUS February 1, 2011                               Financial Highlights

DWS SHORT DURATION FUND - CLASS S



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  9.24     $  9.00     $  9.91     $  9.91     $  9.89
------------------------------------------------   -------     -------     -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .33         .37         .43         .45         .40
------------------------------------------------   -------     -------     -------     -------     -------
  Net realized and unrealized gain (loss)              .09         .24       ( .90)        .00*        .01
------------------------------------------------   -------     -------     -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .42         .61       ( .47)        .45         .41
------------------------------------------------   -------     -------     -------     -------     -------
Less distributions from:
  Net investment income                              ( .33)      ( .37)      ( .44)      ( .45)      ( .39)
------------------------------------------------   -------     -------     -------     -------     -------
Redemption fees                                          -         .00*        .00*        .00*        .00*
------------------------------------------------   -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                     $  9.33     $  9.24     $  9.00     $  9.91     $  9.91
------------------------------------------------   -------     -------     -------     -------     -------
Total Return (%)(b)                                   4.75        7.01       (4.96)       4.67        4.29
------------------------------------------------   -------     -------     -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  12           7           4           1         .6
------------------------------------------------   -------     -------     -------     -------     -------
Ratio of expenses before expense reductions (%)        .79         .77         .75        1.15         .98
-------------------------------------------------  -------     -------     -------     -------     -------
Ratio of expenses after expense reductions (%)         .50         .46         .45         .45         .71
-------------------------------------------------  -------     -------     -------     -------     -------
Ratio of net investment income (%)                    3.53        4.16        4.47        4.56        4.03
-------------------------------------------------  -------     -------     -------     -------     -------
Portfolio turnover rate (%)                            101         177         181         230         198
-------------------------------------------------  -------     -------     -------     -------     -------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      110
PROSPECTUS February 1, 2011                               Financial Highlights

DWS SHORT DURATION PLUS FUND - CLASS A



YEARS ENDED SEPTEMBER 30,                        2010           2009             2008             2007             2006
--------------------------------------------  ----------  ---------------  ---------------  ---------------  ---------------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  9.40       $  9.34          $  9.94          $  9.88          $  9.93
--------------------------------------------   -------       -------          -------          -------          -------
Income (loss) from investment operations:
  Net investment income(a)                         .30           .35              .38              .38              .35
--------------------------------------------   -------       -------          -------          -------          -------
  Net realized and unrealized gain (loss)          .19           .13            ( .46)             .17              .10
--------------------------------------------   -------       -------          -------          -------          -------
  TOTAL FROM INVESTMENT OPERATIONS                 .49           .48            ( .08)             .55              .45
--------------------------------------------   -------       -------          -------          -------          -------
Less distributions from:
  Net investment income                          ( .34)        ( .30)           ( .47)           ( .43)           ( .38)
--------------------------------------------   -------       -------          -------          -------          -------
  Net realized gains                                 -             -            ( .05)           ( .06)           ( .12)
--------------------------------------------   -------       -------          -------          -------          -------
  Return of capital                                  -         ( .12)               -                -                -
--------------------------------------------   -------       -------          -------          -------          -------
  TOTAL DISTRIBUTIONS                            ( .34)        ( .42)           ( .52)           ( .49)           ( .50)
--------------------------------------------   -------       -------          -------          -------          -------
Redemption fees                                      -           .00*             .00*             .00*             .00*
--------------------------------------------   -------       -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                 $  9.55       $  9.40          $  9.34          $  9.94          $  9.88
--------------------------------------------   -------       -------          -------          -------          -------
Total Return (%)(b)                               5.29          5.50 (c)        ( .88)(c)         5.79 (c)         4.71 (c)
--------------------------------------------   -------       -------          -------          -------          -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)           1,176           988              625              325               85
--------------------------------------------   -------       -------          -------          -------          -------
Ratio of expenses before expense reductions        .83           .88              .88              .93             1.34 (d)
---------------------------------------------  -------       -------          -------          -------          -------
Ratio of expenses after expense reductions         .83           .87              .86              .86              .88 (d)
---------------------------------------------  -------       -------          -------          -------          -------
Ratio of net investment income (%)                3.15          3.91             3.89             3.83             3.61
---------------------------------------------  -------       -------          -------          -------          -------
Portfolio turnover rate                            100           112               83               57              129(e)
---------------------------------------------  -------       -------          -------          -------          -------

(a)        Based on average share outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
(d)        Includes expenses allocated from Scudder Limited-Duration Plus
           Portfolio.
(e) On January 13, 2006, the Scudder Limited-Duration Plus Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS Short Duration Plus Fund as a stand-alone fund in addition to the Scudder Limited-Duration Plus Portfolio.
*     Amount is less than $.005.

                                      111
PROSPECTUS February 1, 2011                               Financial Highlights

DWS SHORT DURATION PLUS FUND - CLASS B



YEARS ENDED SEPTEMBER 30,                        2010          2009           2008          2007(A)
--------------------------------------------  ----------  -------------  -------------  --------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------------          -               -
NET ASSET VALUE, BEGINNING OF PERIOD           $  9.42      $  9.35        $  9.94        $   9.97
--------------------------------------------   -------      -------        -------        --------
Income (loss) from investment operations:
  Net investment income(b)                         .22          .28            .30             .13
--------------------------------------------   -------      -------        -------        --------
  Net realized and unrealized gain (loss)          .18          .14          ( .45)            .01
--------------------------------------------   -------      -------        -------        --------
  TOTAL FROM INVESTMENT OPERATIONS                 .40          .42          ( .15)            .14
--------------------------------------------   -------      -------        -------        --------
Less distributions from:
  Net investment income                          ( .26)       ( .23)         ( .39)         (  .17)
--------------------------------------------   -------      -------        -------        --------
  Net realized gains                                 -            -          ( .05)              -
--------------------------------------------   -------      -------        -------        --------
  Return of capital                                  -        ( .12)             -               -
--------------------------------------------   -------      -------        -------        --------
  TOTAL DISTRIBUTIONS                            ( .26)       ( .35)         ( .44)         (  .17)
--------------------------------------------   -------      -------        -------        --------
Redemption fees                                      -          .00***         .00***          .00***
--------------------------------------------   -------      -------        -------        --------
NET ASSET VALUE, END OF PERIOD                 $  9.56      $  9.42        $  9.35        $   9.94
--------------------------------------------   -------      -------        -------        --------
Total Return (%)(c,d)                             4.46         4.66          (1.61)           1.39**
--------------------------------------------   -------      -------        -------        --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------    -------        --------
Net assets, end of period ($ millions)               1            2              4               7
--------------------------------------------   -------      -------        -------        --------
Ratio of expenses before expense reductions       1.78         1.85           1.76            1.82*
---------------------------------------------  -------      -------        -------        --------
Ratio of expenses after expense reductions        1.63         1.65           1.67            1.72*
---------------------------------------------  -------      -------        -------        --------
Ratio of net investment income (%)                2.36         3.12           3.08            2.94*
---------------------------------------------  -------      -------        -------        --------
Portfolio turnover rate                            100          112             83              57
---------------------------------------------  -------      -------        -------        --------

(a) For the period April 23, 2007 (commencement of operations of Class B shares) to September 30, 2007.
(b)        Based on average shares outstanding during the period.
(c)        Total return does not reflect the effect of any sales charges.
(d)        Total return would have been lower had certain expenses not been reduced.
*     Annualized
**    Not annualized
***   Amount is less than $.005.

                                      112
PROSPECTUS February 1, 2011                               Financial Highlights

DWS SHORT DURATION PLUS FUND - CLASS C



YEARS ENDED SEPTEMBER 30,                        2010           2009          2008           2007             2006
--------------------------------------------  ----------  ---------------  ----------  ---------------  ---------------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  9.39       $  9.33        $  9.92       $  9.87          $  9.93
--------------------------------------------   -------       -------        -------       -------          -------
Income (loss) from investment operations:
  Net investment income(a)                         .23           .29            .31           .31              .29
--------------------------------------------   -------       -------        -------       -------          -------
  Net realized and unrealized gain (loss)          .19           .13          ( .45)          .17              .09
--------------------------------------------   -------       -------        -------       -------          -------
  TOTAL FROM INVESTMENT OPERATIONS                 .42           .42          ( .14)          .48              .38
--------------------------------------------   -------       -------        -------       -------          -------
Less distributions from:
  Net investment income                          ( .27)        ( .24)         ( .40)        ( .37)           ( .32)
--------------------------------------------   -------       -------        -------       -------          -------
  Net realized gains                                 -             -          ( .05)        ( .06)           ( .12)
--------------------------------------------   -------       -------        -------       -------          -------
  Return of capital                                  -         ( .12)             -             -                -
--------------------------------------------   -------       -------        -------       -------          -------
  TOTAL DISTRIBUTIONS                            ( .27)        ( .36)         ( .45)        ( .43)           ( .44)
--------------------------------------------   -------       -------        -------       -------          -------
Redemption fees                                      -           .00*           .00*          .00*             .00*
--------------------------------------------   -------       -------        -------       -------          -------
NET ASSET VALUE, END OF PERIOD                 $  9.54       $  9.39        $  9.33       $  9.92          $  9.87
--------------------------------------------   -------       -------        -------       -------          -------
Total Return (%)(b)                               4.50          4.72 (c)      (1.53)         4.98 (c)         4.07 (c)
--------------------------------------------   -------       -------        -------       -------          -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)             422           329            176           130              100
--------------------------------------------   -------       -------        -------       -------          -------
Ratio of expenses before expense reductions       1.58          1.62           1.59          1.66             2.09 (d)
---------------------------------------------  -------       -------        -------       -------          -------
Ratio of expenses after expense reductions        1.58          1.62           1.59          1.61             1.50 (d)
---------------------------------------------  -------       -------        -------       -------          -------
Ratio of net investment income (%)                2.40          3.16           3.16          3.08             2.99
---------------------------------------------  -------       -------        -------       -------          -------
Portfolio turnover rate                            100           112             83            57              129(e)
---------------------------------------------  -------       -------        -------       -------          -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
(d)        Includes expenses allocated from Scudder Limited-Duration Plus
           Portfolio.
(e) On January 13, 2006, the Scudder Limited-Duration Plus Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS Short Duration Plus Fund as a stand-alone fund in addition to the Scudder Limited-Duration Plus Portfolio.
(*) Amount is less than $.005.

                                      113
PROSPECTUS February 1, 2011                               Financial Highlights

DWS SHORT DURATION PLUS FUND - INSTITUTIONAL CLASS



YEARS ENDED SEPTEMBER 30,                      2010          2009         2008(A)
------------------------------------------  ----------  -------------  -------------
SELECTED PER SHARE DATA
------------------------------------------------------          -               -
NET ASSET VALUE, BEGINNING OF PERIOD         $  9.42      $  9.36        $   9.56
------------------------------------------   -------      -------        --------
Income (loss) from investment operations:
  Net investment income(b)                       .33          .38             .04
------------------------------------------   -------      -------        --------
  Net realized and unrealized gain (loss)        .18          .13           ( .21)
-------------------------------------------  -------      -------        --------
  TOTAL FROM INVESTMENT OPERATIONS               .51          .51           ( .17)
-------------------------------------------  -------      -------        --------
Less distributions from:
  Net investment income                        ( .37)       ( .33)          ( .03)
-------------------------------------------  -------      -------        --------
  Return of capital                                -        ( .12)              -
-------------------------------------------  -------      -------        --------
  TOTAL DISTRIBUTIONS                          ( .37)       ( .45)          ( .03)
-------------------------------------------  -------      -------        --------
  Redemption fees                                  -          .00***          .00***
-------------------------------------------  -------      -------        --------
NET ASSET VALUE, END OF PERIOD               $  9.56      $  9.42        $   9.36
-------------------------------------------  -------      -------        --------
Total Return (%)                                5.65         5.74           (1.76)**
-------------------------------------------  -------      -------        --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------    -------        --------
Net assets, end of period ($ millions)            40           13              50
-------------------------------------------  -------      -------        --------
Ratio of expenses                                .50          .52             .54*
-------------------------------------------  -------      -------        --------
Ratio of net investment income (%)              3.48         4.25            4.20*
-------------------------------------------  -------      -------        --------
Portfolio turnover rate                          100          112              83
-------------------------------------------  -------      -------        --------

(a) For the period from August 27, 2008 (commencement of operations of Institutional Class shares) to September 30, 2008.
(b)        Based on average shares outstanding during the period.
*     Annualized
**    Not annualized
***   Amount is less than $.005.

                                      114
PROSPECTUS February 1, 2011                               Financial Highlights

DWS SHORT DURATION PLUS FUND - CLASS S(+)



YEARS ENDED SEPTEMBER 30,                        2010        2009        2008        2007           2006
--------------------------------------------  ----------  ----------  ----------  ----------  ---------------
SELECTED PER SHARE DATA
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  9.43     $  9.36     $  9.95     $  9.89       $  9.93
--------------------------------------------   -------     -------     -------     -------       -------
Income (loss) from investment operations:
  Net investment income(a)                         .32         .37         .40         .39           .35
--------------------------------------------   -------     -------     -------     -------       -------
  Net realized and unrealized gain (loss)          .18         .14       ( .45)        .16           .11
--------------------------------------------   -------     -------     -------     -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                 .50         .51       ( .05)        .55           .46
--------------------------------------------   -------     -------     -------     -------       -------
Less distributions from:
  Net investment income                          ( .36)      ( .32)      ( .49)      ( .43)        ( .38)
--------------------------------------------   -------     -------     -------     -------       -------
  Net realized gains                                 -           -       ( .05)      ( .06)        ( .12)
--------------------------------------------   -------     -------     -------     -------       -------
  Return of capital                                  -       ( .12)          -           -             -
--------------------------------------------   -------     -------     -------     -------       -------
  TOTAL DISTRIBUTIONS                            ( .36)      ( .44)      ( .54)      ( .49)        ( .50)
--------------------------------------------   -------     -------     -------     -------       -------
Redemption fees                                      -         .00*        .00*        .00*          .00*
--------------------------------------------   -------     -------     -------     -------       -------
NET ASSET VALUE, END OF PERIOD                 $  9.57     $  9.43     $  9.36     $  9.95       $  9.89
--------------------------------------------   -------     -------     -------     -------       -------
Total Return (%)(b)                               5.51        5.71       ( .62)       5.79          4.80
--------------------------------------------   -------     -------     -------     -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)           1,203       1,091         869         879           287
--------------------------------------------   -------     -------     -------     -------       -------
Ratio of expenses before expense reductions        .71         .70         .71         .79          1.27 (c)
---------------------------------------------  -------     -------     -------     -------       -------
Ratio of expenses after expense reductions         .63         .65         .67         .73           .88 (c)
---------------------------------------------  -------     -------     -------     -------       -------
Ratio of net investment income (%)                3.36        4.12        4.08        3.97          3.61
---------------------------------------------  -------     -------     -------     -------       -------
Portfolio turnover rate                            100         112          83          57           129(d)
---------------------------------------------  -------     -------     -------     -------       -------

(+)On October 23, 2006, Investment Class was renamed Class S.
(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c)        Includes expenses allocated from Scudder Limited-Duration Plus
           Portfolio.
(d) On January 13, 2006, the Scudder Limited-Duration Plus Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS Short Duration Plus Fund as a stand-alone fund in addition to the Scudder Limited-Duration Plus Portfolio.
*     Amount is less than $.005.

                                      115
PROSPECTUS February 1, 2011                               Financial Highlights

DWS STRATEGIC GOVERNMENT SECURITIES FUND - CLASS A



YEARS ENDED OCTOBER 31,                              2010        2009           2008             2007             2006
------------------------------------------------  ----------  ----------  ---------------  ---------------  ---------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.79     $  8.08       $  8.36          $  8.39          $  8.41
------------------------------------------------   -------     -------       -------          -------          -------
Income from investment operations:
  Net investment income(a)                             .30         .34           .39              .39              .36
------------------------------------------------   -------     -------       -------          -------          -------
  Net realized and unrealized gain (loss)              .27         .73         ( .25)           ( .00)*            .02
------------------------------------------------   -------     -------       -------          -------          -------
  TOTAL FROM INVESTMENT OPERATIONS                     .57        1.07           .14              .39              .38
------------------------------------------------   -------     -------       -------          -------          -------
Less distributions from:
  Net investment income                              ( .37)      ( .36)        ( .39)           ( .42)           ( .40)
------------------------------------------------   -------     -------       -------          -------          -------
  Net realized gains                                 ( .08)          -             -                -                -
------------------------------------------------   -------     -------       -------          -------          -------
  Return of capital                                      -           -         ( .03)               -                -
------------------------------------------------   -------     -------       -------          -------          -------
  TOTAL DISTRIBUTIONS                                ( .45)      ( .36)        ( .42)           ( .42)           ( .40)
------------------------------------------------   -------     -------       -------          -------          -------
Redemption fees                                          -         .00*          .00*             .00 (*)          .00 (*)
------------------------------------------------   -------     -------       -------          -------          -------
NET ASSET VALUE, END OF PERIOD                     $  8.91     $  8.79       $  8.08          $  8.36          $  8.39
------------------------------------------------   -------     -------       -------          -------          -------
Total Return (%)(b)                                   6.54       13.67          1.60 (c)         4.78 (c)         4.59
------------------------------------------------   -------     -------       -------          -------          -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)               1,801       1,847         1,794            1,982            2,196
------------------------------------------------   -------     -------       -------          -------          -------
Ratio of expenses before expense reductions (%)        .80         .81           .83              .82              .85
-------------------------------------------------  -------     -------       -------          -------          -------
Ratio of expenses after expense reductions (%)         .80         .81           .83              .82              .85
-------------------------------------------------  -------     -------       -------          -------          -------
Ratio of net investment income (%)                    3.33        4.00          4.63             4.63             4.33
-------------------------------------------------  -------     -------       -------          -------          -------
Portfolio turnover rate (%)                            186         207           186              336              305
-------------------------------------------------  -------     -------       -------          -------          -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      116
PROSPECTUS February 1, 2011                               Financial Highlights

DWS STRATEGIC GOVERNMENT SECURITIES FUND - CLASS B



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.79     $  8.07     $  8.35      $ 8.38     $  8.39
------------------------------------------------   -------     -------     -------      ------     -------
Income from investment operations:
  Net investment income(a)                             .22         .27         .31         .31         .28
------------------------------------------------   -------     -------     -------      ------     -------
  Net realized and unrealized gain (loss)              .27         .74       ( .25)      ( .00)*       .03
------------------------------------------------   -------     -------     -------      ------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .49        1.01         .06         .31         .31
------------------------------------------------   -------     -------     -------      ------     -------
Less distributions from:
  Net investment income                              ( .29)      ( .29)      ( .31)      ( .34)      ( .32)
------------------------------------------------   -------     -------     -------      ------     -------
  Net realized gains                                 ( .08)          -           -           -           -
------------------------------------------------   -------     -------     -------      ------     -------
  Return of capital                                      -           -       ( .03)                      -
------------------------------------------------   -------     -------     -------      ------     -------
  TOTAL DISTRIBUTIONS                                ( .37)      ( .29)      ( .34)      ( .34)      ( .32)
------------------------------------------------   -------     -------     -------      ------     -------
Redemption fees                                          -         .00*        .00*        .00*        .00*
------------------------------------------------   -------     -------     -------      ------     -------
NET ASSET VALUE, END OF PERIOD                     $  8.91     $  8.79     $  8.07      $ 8.35     $  8.38
------------------------------------------------   -------     -------     -------      ------     -------
Total Return (%)(b,c)                                 5.72       12.52         .79        3.80        3.76
------------------------------------------------   -------     -------     -------      ------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   9          15          23          36          57
------------------------------------------------   -------     -------     -------      ------     -------
Ratio of expenses before expense reductions (%)       1.72        1.77        1.76        1.72        1.83
-------------------------------------------------  -------     -------     -------      ------     -------
Ratio of expenses after expense reductions (%)        1.70        1.69        1.74        1.71        1.75
-------------------------------------------------  -------     -------     -------      ------     -------
Ratio of net investment income (%)                    2.43        3.12        3.72        3.74        3.43
-------------------------------------------------  -------     -------     -------      ------     -------
Portfolio turnover rate (%)                            186         207         186         336         305
-------------------------------------------------  -------     -------     -------      ------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      117
PROSPECTUS February 1, 2011                               Financial Highlights

DWS STRATEGIC GOVERNMENT SECURITIES FUND - CLASS C



YEARS ENDED OCTOBER 31,                              2010        2009           2008             2007          2006
------------------------------------------------  ----------  ----------  ---------------  ---------------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.81     $  8.09       $  8.37          $  8.41        $  8.42
------------------------------------------------   -------     -------       -------          -------        -------
Income from investment operations:
  Net investment income(a)                             .23         .27           .32              .32            .29
------------------------------------------------   -------     -------       -------          -------        -------
  Net realized and unrealized gain (loss)              .27         .75         ( .25)           ( .00)*          .03
------------------------------------------------   -------     -------       -------          -------        -------
  TOTAL FROM INVESTMENT OPERATIONS                     .50        1.02           .07              .32            .32
------------------------------------------------   -------     -------       -------          -------        -------
Less distributions from:
  Net investment income                              ( .30)      ( .30)        ( .32)           ( .36)         ( .33)
------------------------------------------------   -------     -------       -------          -------        -------
  Net realized gains                                 ( .08)          -             -                -              -
------------------------------------------------   -------     -------       -------          -------        -------
  Return of capital                                      -           -         ( .03)               -              -
------------------------------------------------   -------     -------       -------          -------        -------
  TOTAL DISTRIBUTIONS                                ( .38)      ( .30)        ( .35)           ( .36)         ( .33)
------------------------------------------------   -------     -------       -------          -------        -------
Redemption fees                                          -         .00*          .00*             .00*           .00*
------------------------------------------------   -------     -------       -------          -------        -------
NET ASSET VALUE, END OF PERIOD                     $  8.93     $  8.81       $  8.09          $  8.37        $  8.41
------------------------------------------------   -------     -------       -------          -------        -------
Total Return (%)(b)                                   5.83       12.76           .78 (c)         3.85 (c)       3.88
------------------------------------------------   -------     -------       -------          -------        -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  82          63            51               39             41
------------------------------------------------   -------     -------       -------          -------        -------
Ratio of expenses before expense reductions (%)       1.56        1.59          1.63             1.64           1.61
-------------------------------------------------  -------     -------       -------          -------        -------
Ratio of expenses after expense reductions (%)        1.56        1.59          1.62             1.63           1.61
-------------------------------------------------  -------     -------       -------          -------        -------
Ratio of net investment income (%)                    2.57        3.22          3.84             3.82           3.57
-------------------------------------------------  -------     -------       -------          -------        -------
Portfolio turnover rate (%)                            186         207           186              336            305
-------------------------------------------------  -------     -------       -------          -------        -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      118
PROSPECTUS February 1, 2011                               Financial Highlights

DWS STRATEGIC GOVERNMENT SECURITIES FUND - INSTITUTIONAL CLASS



YEARS ENDED OCTOBER 31,                              2010        2009           2008             2007          2006
------------------------------------------------  ----------  ----------  ---------------  ---------------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.79     $  8.07       $  8.35          $  8.39        $  8.39
------------------------------------------------   -------     -------       -------          -------        -------
Income from investment operations:
  Net investment income(a)                             .32         .36           .41              .40            .39
------------------------------------------------   -------     -------       -------          -------        -------
  Net realized and unrealized gain (loss)              .26         .74         ( .26)           ( .00)*          .02
------------------------------------------------   -------     -------       -------          -------        -------
  TOTAL FROM INVESTMENT OPERATIONS                     .58        1.10           .15              .40            .41
------------------------------------------------   -------     -------       -------          -------        -------
Less distributions from:
  Net investment income                              ( .39)      ( .38)        ( .40)           ( .44)         ( .41)
------------------------------------------------   -------     -------       -------          -------        -------
  Net realized gains                                 ( .08)          -             -                -              -
------------------------------------------------   -------     -------       -------          -------        -------
  Return of capital                                      -           -         ( .03)               -              -
------------------------------------------------   -------     -------       -------          -------        -------
  TOTAL DISTRIBUTIONS                                ( .47)      ( .38)        ( .43)           ( .44)         ( .41)
------------------------------------------------   -------     -------       -------          -------        -------
Redemption fees                                          -         .00*          .00*             .00*           .00*
------------------------------------------------   -------     -------       -------          -------        -------
NET ASSET VALUE, END OF PERIOD                     $  8.90     $  8.79       $  8.07          $  8.35        $  8.39
------------------------------------------------   -------     -------       -------          -------        -------
Total Return (%)                                      6.80       13.90          1.75 (b)         4.94 (b)       5.00
------------------------------------------------   -------     -------       -------          -------        -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   2         .49           .37              .19            .11
------------------------------------------------   -------     -------       -------          -------        -------
Ratio of expenses before expense reductions (%)        .51         .57           .65              .81            .50
-------------------------------------------------  -------     -------       -------          -------        -------
Ratio of expenses after expense reductions (%)         .51         .57           .65              .67            .50
-------------------------------------------------  -------     -------       -------          -------        -------
Ratio of net investment income (%)                    3.62        4.24          4.81             4.78           4.68
-------------------------------------------------  -------     -------       -------          -------        -------
Portfolio turnover rate (%)                            186         207           186              336            305
-------------------------------------------------  -------     -------       -------          -------        -------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      119
PROSPECTUS February 1, 2011                               Financial Highlights

DWS STRATEGIC GOVERNMENT SECURITIES FUND - CLASS S



YEARS ENDED OCTOBER 31,                              2010        2009           2008             2007             2006
------------------------------------------------  ----------  ----------  ---------------  ---------------  ---------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.80     $  8.08       $  8.36          $  8.39          $  8.41
------------------------------------------------   -------     -------       -------          -------          -------
Income from investment operations:
  Net investment income(a)                             .31         .36           .41              .40              .37
------------------------------------------------   -------     -------       -------          -------          -------
  Net realized and unrealized gain (loss)              .27         .74         ( .26)           ( .00)*            .02
------------------------------------------------   -------     -------       -------          -------          -------
  TOTAL FROM INVESTMENT OPERATIONS                     .58        1.10           .15              .40              .39
------------------------------------------------   -------     -------       -------          -------          -------
Less distributions from:
  Net investment income                              ( .39)      ( .38)        ( .40)           ( .43)           ( .41)
------------------------------------------------   -------     -------       -------          -------          -------
  Net realized gains                                 ( .08)          -             -                -                -
------------------------------------------------   -------     -------       -------          -------          -------
  Return of capital                                      -           -         ( .03)               -                -
------------------------------------------------   -------     -------       -------          -------          -------
  TOTAL DISTRIBUTIONS                                ( .47)      ( .38)        ( .43)           ( .43)           ( .41)
------------------------------------------------   -------     -------       -------          -------          -------
Redemption fees                                          -         .00*          .00*             .00*             .00*
------------------------------------------------   -------     -------       -------          -------          -------
NET ASSET VALUE, END OF PERIOD                     $  8.91     $  8.80       $  8.08          $  8.36          $  8.39
------------------------------------------------   -------     -------       -------          -------          -------
Total Return (%)                                      6.84       13.87          1.78 (b)         4.83 (b)         4.92 (b)
------------------------------------------------   -------     -------       -------          -------          -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  93          84            79               80               91
------------------------------------------------   -------     -------       -------          -------          -------
Ratio of expenses before expense reductions (%)        .62         .64           .65              .66              .73
-------------------------------------------------  -------     -------       -------          -------          -------
Ratio of expenses after expense reductions (%)         .62         .64           .64              .65              .69
-------------------------------------------------  -------     -------       -------          -------          -------
Ratio of net investment income (%)                    3.51        4.17          4.82             4.79             4.49
-------------------------------------------------  -------     -------       -------          -------          -------
Portfolio turnover rate (%)                            186         207           186              336              305
-------------------------------------------------  -------     -------       -------          -------          -------

(a)        Based on average shares outstanding during the period.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      120
PROSPECTUS February 1, 2011                               Financial Highlights

DWS STRATEGIC INCOME FUND - CLASS A



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  4.57     $  3.80     $   4.70    $  4.68     $  4.69
------------------------------------------------   -------     -------     --------    -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .26         .22          .22        .25         .24
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized and unrealized gain (loss)              .29         .78       (  .85)       .07         .13
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .55        1.00       (  .63)       .32         .37
------------------------------------------------   -------     -------     --------    -------     -------
Less distributions from:
  Net investment income                              ( .26)      ( .23)      (  .20)     ( .28)      ( .38)
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized gains                                 ( .01)          -            -      ( .02)          -
------------------------------------------------   -------     -------     --------    -------     -------
  Return of capital                                      -           -       (  .07)         -           -
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL DISTRIBUTIONS                                ( .27)      ( .23)      (  .27)     ( .30)      ( .38)
------------------------------------------------   -------     -------     --------    -------     -------
Redemption fees                                          -         .00*         .00*       .00*        .00*
------------------------------------------------   -------     -------     --------    -------     -------
NET ASSET VALUE, END OF PERIOD                     $  4.85     $  4.57     $   3.80    $  4.70     $  4.68
------------------------------------------------   -------     -------     --------    -------     -------
Total Return (%)(b,c)                                12.50       27.28       (14.22)      7.01        8.37
------------------------------------------------   -------     -------     --------    -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                 368         340          280        345         314
------------------------------------------------   -------     -------     --------    -------     -------
Ratio of expenses before expense reductions (%)       1.06        1.08         1.12       1.08        1.14
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of expenses after expense reductions (%)        1.05        1.07         1.11       1.07        1.13
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of net investment income (%)                    5.44        5.42         4.76       5.30        5.24
-------------------------------------------------  -------     -------     --------    -------     -------
Portfolio turnover rate (%)                            182         252          185        137         175
-------------------------------------------------  -------     -------     --------    -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      121
PROSPECTUS February 1, 2011                               Financial Highlights

DWS STRATEGIC INCOME FUND - CLASS B



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  4.58     $  3.80     $   4.71    $  4.68     $  4.69
------------------------------------------------   -------     -------     --------    -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .22         .19          .18        .21         .20
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized and unrealized gain (loss)              .29         .78       (  .86)       .08         .13
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .51         .97       (  .68)       .29         .33
------------------------------------------------   -------     -------     --------    -------     -------
Less distributions from:
  Net investment income                              ( .22)      ( .19)      (  .16)     ( .24)      ( .34)
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized gains                                 ( .01)          -            -      ( .02)          -
------------------------------------------------   -------     -------     --------    -------     -------
  Return of capital                                      -           -       (  .07)         -           -
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL DISTRIBUTIONS                                ( .23)      ( .19)      (  .23)     ( .26)      ( .34)
------------------------------------------------   -------     -------     --------    -------     -------
Redemption fees                                          -         .00*         .00*       .00*        .00*
------------------------------------------------   -------     -------     --------    -------     -------
NET ASSET VALUE, END OF PERIOD                     $  4.86     $  4.58     $   3.80    $  4.71     $  4.68
------------------------------------------------   -------     -------     --------    -------     -------
Total Return (%)(b,c)                                11.60       26.29       (15.09)      6.37        7.45
------------------------------------------------   -------     -------     --------    -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   7           9           10         17          22
------------------------------------------------   -------     -------     --------    -------     -------
Ratio of expenses before expense reductions (%)       1.90        1.94         1.96       1.86        2.16
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of expenses after expense reductions (%)        1.88        1.83         1.88       1.85        1.94
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of net investment income (%)                    4.61        4.66         3.99       4.52        4.43
-------------------------------------------------  -------     -------     --------    -------     -------
Portfolio turnover rate (%)                            182         252          185        137         175
-------------------------------------------------  -------     -------     --------    -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      122
PROSPECTUS February 1, 2011                               Financial Highlights

DWS STRATEGIC INCOME FUND - CLASS C



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  4.60     $  3.82     $   4.73    $  4.71     $  4.72
------------------------------------------------   -------     -------     --------    -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .22         .19          .18        .21         .20
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized and unrealized gain (loss)              .31         .79       (  .86)       .07         .13
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .53         .98       (  .68)       .28         .33
------------------------------------------------   -------     -------     --------    -------     -------
Less distributions from:
  Net investment income                              ( .23)      ( .20)      (  .16)     ( .24)      ( .34)
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized gains                                 ( .01)          -            -      ( .02)          -
------------------------------------------------   -------     -------     --------    -------     -------
  Return of capital                                      -           -       (  .07)         -           -
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL DISTRIBUTIONS                                ( .24)      ( .20)      (  .23)     ( .26)      ( .34)
------------------------------------------------   -------     -------     --------    -------     -------
Redemption fees                                          -         .00*         .00*       .00*        .00*
------------------------------------------------   -------     -------     --------    -------     -------
NET ASSET VALUE, END OF PERIOD                     $  4.89     $  4.60     $   3.82    $  4.73     $  4.71
------------------------------------------------   -------     -------     --------    -------     -------
Total Return (%)(b,c)                                11.61       26.48       (14.98)      6.16        7.41
------------------------------------------------   -------     -------     --------    -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  43          37           24         28          22
------------------------------------------------   -------     -------     --------    -------     -------
Ratio of expenses before expense reductions (%)       1.82        1.84         1.89       1.84        1.94
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of expenses after expense reductions (%)        1.80        1.82         1.87       1.84        1.93
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of net investment income (%)                    4.69        4.66         4.00       4.53        4.44
-------------------------------------------------  -------     -------     --------    -------     -------
Portfolio turnover rate (%)                            182         252          185        137         175
-------------------------------------------------  -------     -------     --------    -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
(c) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      123
PROSPECTUS February 1, 2011                               Financial Highlights

DWS STRATEGIC INCOME FUND - CLASS S



YEARS ENDED OCTOBER 31,                              2010        2009        2008        2007        2006
------------------------------------------------  ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  4.58     $  3.80     $   4.70    $  4.68     $  4.69
------------------------------------------------   -------     -------     --------    -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .26         .23          .22        .26         .25
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized and unrealized gain (loss)              .30         .78       (  .85)       .07         .13
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .56        1.01       (  .63)       .33         .38
------------------------------------------------   -------     -------     --------    -------     -------
Less distributions from:
  Net investment income                              ( .27)      ( .23)      (  .20)     ( .29)      ( .39)
------------------------------------------------   -------     -------     --------    -------     -------
  Net realized gains                                 ( .01)          -            -      ( .02)          -
------------------------------------------------   -------     -------     --------    -------     -------
  Return of capital                                      -           -       (  .07)         -           -
------------------------------------------------   -------     -------     --------    -------     -------
  TOTAL DISTRIBUTIONS                                ( .28)      ( .23)      (  .27)     ( .31)      ( .39)
------------------------------------------------   -------     -------     --------    -------     -------
Redemption fees                                          -         .00*         .00*       .00*        .00*
------------------------------------------------   -------     -------     --------    -------     -------
NET ASSET VALUE, END OF PERIOD                     $  4.86     $  4.58     $   3.80    $  4.70     $  4.68
------------------------------------------------   -------     -------     --------    -------     -------
Total Return (%)(b)                                  12.77       27.56       (14.06)      7.25        8.57
------------------------------------------------   -------     -------     --------    -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  33          13            4          3           2
------------------------------------------------   -------     -------     --------    -------     -------
Ratio of expenses before expense reductions (%)        .90         .92         1.03        .92         .96
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of expenses after expense reductions (%)         .89         .81          .89        .90         .95
-------------------------------------------------  -------     -------     --------    -------     -------
Ratio of net investment income (%)                    5.60        5.68         4.97       5.47        5.42
-------------------------------------------------  -------     -------     --------    -------     -------
Portfolio turnover rate (%)                            182         252          185        137         175
-------------------------------------------------  -------     -------     --------    -------     -------

(a)        Based on average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                      124
PROSPECTUS February 1, 2011                               Financial Highlights

APPENDIX

HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after six years. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. The tables reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charge or redemption fees, if any, which may be payable upon redemption. If contingent deferred sales charges or redemption fees were shown, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objectives, risks, expenses and charges of the fund prior to investing.


DWS CORE FIXED INCOME FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             4.50%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.07%        -0.75%      $  9,925.32     $   554.19
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.07%         3.15%      $ 10,315.38     $   108.29
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.07%         7.21%      $ 10,720.77     $   112.54
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.07%        11.42%      $ 11,142.10     $   116.97
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.07%        15.80%      $ 11,579.99     $   121.56
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.07%        20.35%      $ 12,035.08     $   126.34
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.07%        25.08%      $ 12,508.06     $   131.31
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.07%        30.00%      $ 13,999.62     $   136.47
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.07%        35.11%      $ 13,510.51     $   141.83
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.07%        40.41%      $ 14,041.47     $   147.40
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 1,696.90
---                                                                  ----------

                                      125
PROSPECTUS February 1, 2011                                           Appendix

DWS CORE FIXED INCOME FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.77%         3.23%       $ 10,323.00    $   179.86
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.77%         6.56%       $ 10,656.43    $   185.67
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.77%        10.01%       $ 11,000.64    $   191.67
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.77%        13.56%       $ 11,355.96    $   197.86
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.77%        17.23%       $ 11,722.75    $   204.25
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.77%        21.01%       $ 12,101.40    $   210.84
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.07%        25.77%       $ 12,576.98    $   132.03
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.07%        30.71%       $ 13,071.26    $   137.22
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.07%        35.85%       $ 13,584.96    $   142.61
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.07%        41.19%       $ 14,118.85    $   148.22
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,730.23
---                                                                  ----------

DWS CORE FIXED INCOME FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.72%         3.28%       $ 10,328.00    $   174.82
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.72%         6.67%       $ 10,666.76    $   180.55
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.72%        10.17%       $ 11,016.63    $   186.48
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.72%        13.78%       $ 11,377.97    $   192.59
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.72%        17.51%       $ 11,751.17    $   198.91
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.72%        21.37%       $ 12,136.61    $   205.43
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.72%        25.35%       $ 12,534.69    $   212.17
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.72%        29.46%       $ 12,945.83    $   219.13
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.72%        33.70%       $ 13,370.45    $   226.32
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.72%        38.09%       $ 13,809.00    $   233.74
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,030.14
---                                                                  ----------

                                      126
PROSPECTUS February 1, 2011                                           Appendix

DWS CORE FIXED INCOME FUND - CLASS R



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.13%         3.87%       $ 10,387.00    $   115.19
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.13%         7.89%       $ 10,788.98    $   119.64
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.13%        12.07%       $ 11,206.51    $   124.27
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.13%        16.40%       $ 11,640.20    $   129.08
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.13%        20.91%       $ 11,090/68    $   134.08
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.13%        25.59%       $ 12,558.59    $   139.27
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.13%        30.45%       $ 13,044.60    $   144.66
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.13%        35.49%       $ 13,549.43    $   150.26
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.13%        40.74%       $ 13,073.79    $   156.07
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.13%        46.18%       $ 14,618.45    $   162.11
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,374.63
---                                                                  ----------

DWS CORE FIXED INCOME FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.70%         4.30%       $ 10.430.00     $  71.51
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.70%         8.78%       $ 10,878.49     $  74.58
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.70%        13.46%       $ 11,346.27     $  77.79
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.70%        18.34%       $ 11,834.15     $  81.13
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.70%        23.43%       $ 12,343.02     $  84.62
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.70%        28.74%       $ 12,873.77     $  88.26
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.70%        34.27%       $ 13,427.35     $  92.05
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.70%        40.05%       $ 14,004.72     $  96.01
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.70%        46.07%       $ 14,606.92     $ 100.14
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.70%        52.35%       $ 15,235.02     $ 104.45
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 870.54
---                                                                   --------

                                      127
PROSPECTUS February 1, 2011                                           Appendix

DWS CORE FIXED INCOME FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.80%         4.20%       $ 10,420.00     $  81.68
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.80%         8.58%       $ 10,857.64     $  85.11
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.80%        13.14%       $ 11,313.66     $  88.69
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.80%        17.89%       $ 11,788.83     $  92.41
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.80%        22.84%       $ 12,283.97     $  96.29
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.80%        28.00%       $ 12,799.89     $ 100.34
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.80%        33.37%       $ 13,337.49     $ 104.55
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.80%        38.98%       $ 13,897.66     $ 108.94
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.80%        44.81%       $ 14,481.36     $ 113.52
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.80%        50.90%       $ 15,089.58     $ 118.28
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 989.91
---                                                                   --------

DWS GLOBAL INFLATION PLUS FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.90%         1.24%       $ 10,123.73    $   364.32
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.05%         5.24%       $ 10,523.61    $   108.40
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.05%         9.39%       $ 10,939.29    $   112.68
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.05%        13.71%       $ 11,371.40    $   117.13
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.05%        18.21%       $ 11,820.57    $   121.76
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.05%        22.87%       $ 12,287.48    $   126.57
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.05%        27.73%       $ 12,772.83    $   131.57
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.05%        32.77%       $ 13,277.36    $   136.76
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.05%        38.02%       $ 13,801.82    $   142.17
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.05%        43.47%       $ 14,346.99    $   147.78
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,509.14
---                                                                  ----------

                                      128
PROSPECTUS February 1, 2011                                           Appendix

DWS GLOBAL INFLATION PLUS FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.65%         3.35%       $ 10,335.00    $   167.76
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.86%         6.60%       $ 10,659.52    $   195.25
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.86%         9.94%       $ 10,994.23    $   201.38
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.86%        13.39%       $ 11,339.45    $   207.70
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.86%        16.96%       $ 11,695.51    $   214.23
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.86%        20.63%       $ 12,062.74    $   220.95
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.05%        25.39%       $ 12,539.22    $   129.16
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.05%        30.35%       $ 13,034.52    $   134.26
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.05%        35.49%       $ 13,549.39    $   139.57
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.05%        40.85%       $ 14,084.59    $   145.08
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,755.34
---                                                                  ----------

DWS GLOBAL INFLATION PLUS FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.65%         3.35%       $ 10,335.00    $   167.76
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.80%         6.66%       $ 10,665.72    $   189.01
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.80%        10.07%       $ 11,007.02    $   195.05
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.80%        13.59%       $ 11,359.25    $   201.30
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.80%        17.23%       $ 11,722.74    $   207.74
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.80%        20.98%       $ 12,097.87    $   214.39
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.80%        24.85%       $ 12,485.00    $   221.25
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.80%        28.85%       $ 12,884.52    $   228.33
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.80%        32.97%       $ 13,296.83    $   235.63
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.80%        37.22%       $ 13,722.33    $   243.17
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,103.63
---                                                                  ----------

                                      129
PROSPECTUS February 1, 2011                                           Appendix

DWS GLOBAL INFLATION PLUS FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.65%         4.35%       $ 10,435.00    $    66.41
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         0.94%         8.59%       $ 10,858.66    $   100.08
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         0.94%        13.00%       $ 11,299.52    $   104.14
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         0.94%        17.58%       $ 11,758.28    $   108.37
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         0.94%        22.36%       $ 12,235.67    $   112.77
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         0.94%        27.32%       $ 12,732.44    $   117.35
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.94%        32.49%       $ 13,249.37    $   122.11
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.94%        37.87%       $ 13,787.30    $   127.07
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.94%        43.47%       $ 14,347.06    $   132.23
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.94%        49.30%       $ 14,929.55    $   137.60
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,128.13
---                                                                  ----------

DWS GLOBAL INFLATION PLUS FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.65%         4.35%       $ 10,435.00     $  66.41
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.68%         8.86%       $ 10,885.79     $  72.49
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.68%        13.56%       $ 11,356.06     $  75.62
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.68%        18.47%       $ 11,846.64     $  78.89
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.68%        23.58%       $ 12,358.41     $  82.30
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.68%        28.92%       $ 12,892.30     $  85.85
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.68%        34.49%       $ 13,449.25     $  89.56
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.68%        40.30%       $ 14,030.25     $  93.43
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.68%        46.36%       $ 14,636.36     $  97.47
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.68%        52.69%       $ 15,268.65     $ 101.68
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 843.70
---                                                                   --------

                                      130
PROSPECTUS February 1, 2011                                           Appendix

DWS GNMA FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.76%         1.37%       $ 10,137.34    $   350.48
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         0.76%         5.67%       $ 10,567.16    $    78.68
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         0.76%        10.15%       $ 11,015.21    $    82.01
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         0.76%        14.82%       $ 11,482.26    $    85.49
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         0.76%        19.69%       $ 11,969.10    $    89.12
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         0.76%        24.77%       $ 12,476.59    $    92.89
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.76%        30.06%       $ 13,005.60    $    96.83
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.76%        35.57%       $ 13,557.04    $   100.94
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.76%        41.32%       $ 14,131.86    $   105.22
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.76%        47.31%       $ 14,731.05    $   109.68
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,191.34
---                                                                  ----------

DWS GNMA FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.52%         3.48%       $ 10,348.00    $   154.64
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.52%         7.08%       $ 10,708.11    $   160.03
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.52%        10.81%       $ 11,080.75    $   165.60
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.52%        14.66%       $ 11,466.36    $   171.36
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.52%        18.65%       $ 11,865.39    $   177.32
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.52%        22.78%       $ 12,278.31    $   183.49
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.52%        27.06%       $ 12,705.59    $   189.88
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.52%        31.48%       $ 13,147.75    $   196.49
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.52%        36.05%       $ 13,605.29    $   203.32
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.52%        40.79%       $ 14,078.75    $   210.40
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,812.53
---                                                                  ----------

                                      131
PROSPECTUS February 1, 2011                                           Appendix

DWS GNMA FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.45%         4.55%       $ 10,455.00     $  46.02
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.45%         9.31%       $ 10,930.70     $  48.12
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.45%        14.28%       $ 11,428.05     $  50.31
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.45%        19.48%       $ 11,948.03     $  52.60
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.45%        24.92%       $ 12,491.66     $  54.99
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.45%        30.60%       $ 13,060.03     $  57.49
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.45%        36.54%       $ 13,654.26     $  60.11
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.45%        42.76%       $ 14,275.53     $  62.84
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.45%        49.25%       $ 14,925.07     $  65.70
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.45%        56.04%       $ 15,604.16     $  68.69
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 566.87
---                                                                   --------

DWS GNMA FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.54%         4.46%       $ 10,446.00     $  55.20
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.54%         9.12%       $ 10,911.89     $  57.67
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.54%        13.99%       $ 11,398.56     $  60.24
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.54%        19.07%       $ 11,906.94     $  62.92
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.54%        24.38%       $ 12,437.99     $  65.73
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.54%        29.93%       $ 12,992.72     $  68.66
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.54%        35.72%       $ 13,572.20     $  71.73
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.54%        41.78%       $ 14,177.52     $  74.92
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.54%        48.10%       $ 14,809.83     $  78.27
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.54%        54.70%       $ 15,470.35     $  81.76
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 677.10
---                                                                   --------

                                      132
PROSPECTUS February 1, 2011                                           Appendix

DWS HIGH INCOME FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             4.50%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.96%        -0.64%      $  9,935.82     $   543.53
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         0.96%         3.37%      $ 10,337.23     $    97.31
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         0.96%         7.55%      $ 10,754.85     $   101.24
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         0.96%        11.89%      $ 11,189.35     $   105.33
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         0.96%        16.41%      $ 11,641.40     $   109.59
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         0.96%        21.12%      $ 12,111.71     $   114.01
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         0.96%        26.01%      $ 12,601.02     $   118.62
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         0.96%        31.10%      $ 13,110.10     $   123.41
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         0.96%        36.40%      $ 13,639.75     $   128.40
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         0.96%        41.91%      $ 14,190.80     $   133.59
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 1,575.03
---                                                                  ----------

DWS HIGH INCOME FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.75%         3.25%       $ 10,325.00    $   177.84
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.75%         6.61%       $ 10,660.56    $   183.62
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.75%        10.07%       $ 11,007.03    $   189.59
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.75%        13.65%       $ 11,364.76    $   195.75
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.75%        17.34%       $ 11,734.11    $   202.12
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.75%        21.15%       $ 12,115.47    $   208.68
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.96%        26.05%       $ 12,604.94    $   118.66
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.96%        31.14%       $ 13,114.18    $   123.45
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.96%        36.44%       $ 13,643.99    $   128.44
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.96%        41.95%       $ 14,195.21    $   133.63
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,661.78
---                                                                  ----------

                                      133
PROSPECTUS February 1, 2011                                           Appendix

DWS HIGH INCOME FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.71%         3.29%       $ 10,329.00    $   173.81
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.71%         6.69%       $ 10,668.82    $   179.53
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.71%        10.20%       $ 11,019.83    $   185.44
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.71%        13.82%       $ 11,382.38    $   191.54
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.71%        17.57%       $ 11,756.86    $   197.84
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.71%        21.44%       $ 12,143.66    $   204.35
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.71%        25.43%       $ 12,543.19    $   211.07
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.71%        29.56%       $ 12,955.86    $   218.02
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.71%        33.82%       $ 13,382.11    $   225.19
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.71%        38.22%       $ 13,822.38    $   232.60
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,019.39
---                                                                  ----------

DWS HIGH INCOME FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.68%         4.32%       $ 10,432.00     $  69.47
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.68%         8.83%       $ 10,882.66     $  72.47
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.68%        13.53%       $ 11,352.79     $  75.60
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.68%        18.43%       $ 11,843.23     $  78.87
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.68%        23.55%       $ 12,354.86     $  82.27
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.68%        28.89%       $ 12,888.59     $  85.83
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.68%        34.45%       $ 13,445.38     $  89.54
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.68%        40.26%       $ 14,026.22     $  93.40
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.68%        46.32%       $ 14,632.15     $  97.44
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.68%        52.64%       $ 15,264.26     $ 101.65
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 846.54
---                                                                   --------

                                      134
PROSPECTUS February 1, 2011                                           Appendix

DWS HIGH INCOME PLUS FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             4.50%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.10%        -0.78%      $  9,922.45     $   557.10
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.10%         3.09%      $ 10,309.43     $   111.28
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.10%         7.11%      $ 10,711.49     $   115.62
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.10%        11.29%      $ 11,129.24     $   120.12
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.10%        15.63%      $ 11,563.28     $   124.81
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.10%        20.14%      $ 12,014.25     $   129.68
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.10%        24.83%      $ 12,482.81     $   134.73
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.10%        29.70%      $ 12,969.63     $   139.99
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.10%        34.75%      $ 13,475.45     $   145.45
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.10%        40.01%      $ 14,000.99     $   151.12
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 1,729.90
---                                                                  ----------

DWS HIGH INCOME PLUS FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.87%         3.13%       $ 10,313.00    $   189.93
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.87%         6.36%       $ 10,635.80    $   195.87
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.87%         9.69%       $ 10,968.70    $   202.00
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.87%        13.12%       $ 11,312.02    $   208.32
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.87%        16.66%       $ 11,666.08    $   214.85
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.87%        20.31%       $ 12,031.23    $   221.57
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.10%        25.00%       $ 12,500.45    $   134.92
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.10%        29.88%       $ 12,987.97    $   140.19
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.10%        34.94%       $ 13,494.50    $   145.65
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.10%        40.21%       $ 14,020.78    $   151.33
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,804.63
---                                                                  ----------

                                      135
PROSPECTUS February 1, 2011                                           Appendix

DWS HIGH INCOME PLUS FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.82%         3.18%       $ 10,318.00    $   184.89
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.82%         6.46%       $ 10,646.11    $   190.77
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.82%         9.85%       $ 10,984.66    $   196.84
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.82%        13.34%       $ 11,333.97    $   203.10
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.82%        16.94%       $ 11,694.39    $   209.56
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.82%        20.66%       $ 12,066.27    $   216.22
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.82%        24.50%       $ 12,449.98    $   223.10
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.82%        28.46%       $ 12,845.89    $   230.19
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.82%        32.54%       $ 13,254.39    $   237.51
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.82%        36.76%       $ 13,675.88    $   245.07
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,137.25
---                                                                  ----------

DWS HIGH INCOME PLUS FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.74%         4.26%       $ 10,426.00     $  75.58
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.74%         8.70%       $ 10,870.15     $  78.80
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.74%        13.33%       $ 11,333.22     $  82.15
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.74%        18.16%       $ 11,816.01     $  85.65
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.74%        23.19%       $ 12,319.37     $  89.30
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.74%        28.44%       $ 12,844.18     $  93.11
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.74%        33.91%       $ 13,391.34     $  97.07
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.74%        39.62%       $ 13,961.81     $ 101.21
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.74%        45.57%       $ 14,556.58     $ 105.52
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.74%        51.77%       $ 15,176.69     $ 110.01
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 918.40
---                                                                   --------

                                      136
PROSPECTUS February 1, 2011                                           Appendix

DWS HIGH INCOME PLUS FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.98%         4.02%       $ 10,402.00    $    99.97
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         0.98%         8.20%       $ 10,820.16    $   103.99
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         0.98%        12.55%       $ 11,255.13    $   108.17
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         0.98%        17.08%       $ 11,707.59    $   112.52
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         0.98%        21.78%       $ 12,178.23    $   117.04
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         0.98%        26.68%       $ 12,667.80    $   121.75
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.98%        31.77%       $ 13,177.04    $   126.64
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.98%        37.07%       $ 13,706.76    $   131.73
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.98%        42.58%       $ 14,257.77    $   137.03
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.98%        48.31%       $ 14,830.93    $   142.53
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,201.37
---                                                                  ----------

DWS SHORT DURATION FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.08%         1.06%       $ 10,106.22    $   382.09
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.08%         5.02%       $ 10,502.38    $   111.29
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.08%         9.14%       $ 10,914.08    $   115.65
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.08%        13.42%       $ 11,341.91    $   120.18
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.08%        17.87%       $ 11,786.51    $   124.89
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.08%        22.49%       $ 12,248.54    $   129.79
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.08%        27.29%       $ 12,728.69    $   134.88
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.08%        32.28%       $ 13,227.65    $   140.16
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.08%        37.46%       $ 13,746.17    $   145.66
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.08%        42.85%       $ 14,285.02    $   153.89
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,555.96
---                                                                  ----------

                                      137
PROSPECTUS February 1, 2011                                           Appendix

DWS SHORT DURATION FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.89%         3.11%       $ 10,311.00    $   191.94
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.89%         6.32%       $ 10,631.67    $   197.91
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.89%         9.62%       $ 10,962.32    $   204.06
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.89%        13.03%       $ 11,303.25    $   210.41
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.89%        16.55%       $ 11,654.78    $   216.95
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.89%        20.17%       $ 12,017.24    $   223.70
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.08%        24.88%       $ 12,488.32    $   132.33
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.08%        29.78%       $ 12,977.86    $   137.52
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.08%        34.87%       $ 13,486.59    $   142.91
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.08%        40.15%       $ 14,015.26    $   148.51
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,806.24
---                                                                  ----------

DWS SHORT DURATION FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.80%         3.20%       $ 10,320.00    $   182.88
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.80%         6.50%       $ 10,650.24    $   188.73
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.80%         9.91%       $ 10,991.05    $   194.77
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.80%        13.43%       $ 11,342.76    $   201.00
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.80%        17.06%       $ 11,705.73    $   207.44
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.80%        20.80%       $ 12,080.31    $   214.07
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.80%        24.67%       $ 12,466.88    $   220.92
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.80%        28.66%       $ 12,865.82    $   227.99
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.80%        32.78%       $ 13,277.53    $   235.29
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.80%        37.02%       $ 13,702.41    $   242.82
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,115.91
---                                                                  ----------

                                      138
PROSPECTUS February 1, 2011                                           Appendix

DWS SHORT DURATION FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  ----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  -----------
   1          5.00%         0.76%         4.24%       $ 10,424.00     $  77.61
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.76%         8.66%       $ 10,865.98     $  80.90
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.76%        13.27%       $ 11,326.70     $  84.33
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.76%        18.07%       $ 11,806.95     $  87.91
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.76%        23.08%       $ 12,307.56     $  91.64
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.76%        28.29%       $ 12,829.40     $  95.52
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.76%        33.73%       $ 13,373.37     $  99.57
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.76%        39.40%       $ 13,940.40     $ 103.79
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.76%        45.31%       $ 14,531.47     $ 108.19
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.76%        51.48%       $ 15,147.61     $ 112.78
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 942.24
---                                                                   --------

DWS SHORT DURATION FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  ----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  -----------
   1          5.00%         0.79%         4.21%       $ 10,421.00     $  80.66
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.79%         8.60%       $ 10,859.72     $  84.06
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.79%        13.17%       $ 11,316.92     $  87.60
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.79%        17.93%       $ 11,793.36     $  91.29
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.79%        22.90%       $ 12,289.86     $  95.13
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.79%        28.07%       $ 12,807.26     $  99.13
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.79%        33.46%       $ 13,346.45     $ 103.31
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.79%        39.08%       $ 13,908.34     $ 107.66
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.79%        44.94%       $ 14,493.88     $ 112.19
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.79%        51.04%       $ 15,104.07     $ 116.91
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 977.94
---                                                                   --------

                                      139
PROSPECTUS February 1, 2011                                           Appendix

DWS SHORT DURATION PLUS FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.83%         1.31%       $ 10,130.53    $   357.40
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         0.83%         5.53%       $ 10,552.98    $    85.84
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         0.83%         9.93%       $ 10,993.03    $    89.42
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         0.83%        14.51%       $ 11,451.44    $    93.14
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         0.83%        19.29%       $ 11,928.97    $    97.03
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         0.83%        24.26%       $ 12,426.41    $   101.07
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.83%        29.45%       $ 12,944.59    $   105.29
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.83%        34.84%       $ 13,484.38    $   109.68
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.83%        40.47%       $ 14,046.68    $   114.25
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.83%        46.32%       $ 14,632.42    $   119.02
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,272.14
---                                                                  ----------

DWS SHORT DURATION PLUS FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.78%         3.22%       $ 10,322.00    $   180.87
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.78%         6.54%       $ 10,654.37    $   186.69
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.78%         9.97%       $ 10,997.44    $   192.70
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.78%        13.52%       $ 11,351.56    $   198.91
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.78%        17.17%       $ 11,717.08    $   205.31
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.78%        20.94%       $ 12,094.37    $   211.92
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.83%        25.99%       $ 12,598.70    $   102.48
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.83%        31.24%       $ 13,124.07    $   106.75
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.83%        36.71%       $ 13,671.34    $   111.20
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.83%        42.41%       $ 14,241.44    $   115.84
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,612.67
---                                                                  ----------

                                      140
PROSPECTUS February 1, 2011                                           Appendix

DWS SHORT DURATION PLUS FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.58%         3.42%       $ 10,342.00    $   160.70
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.58%         6.96%       $ 10,695.70    $   166.20
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.58%        10.61%       $ 11,061.49    $   171.88
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.58%        14.40%       $ 11,439.79    $   177.76
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.58%        18.31%       $ 11,831.03    $   183.84
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.58%        22.36%       $ 12,235.65    $   190.13
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.58%        26.54%       $ 12,654.11    $   196.63
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.58%        30.87%       $ 13,086.88    $   203.35
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.58%        35.34%       $ 13,534.46    $   210.31
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.58%        39.97%       $ 13,997.33    $   217.50
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,878.30
---                                                                  ----------

DWS SHORT DURATION PLUS FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.50%         4.50%       $ 10,450.00     $  51.13
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.50%         9.20%       $ 10,920.25     $  53.43
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.50%        14.12%       $ 11,411.66     $  55.83
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.50%        19.25%       $ 11,925.19     $  58.34
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.50%        24.62%       $ 12,461.82     $  60.97
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.50%        30.23%       $ 13,022.60     $  63.71
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.50%        36.09%       $ 13,608.62     $  66.58
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.50%        42.21%       $ 14,221.01     $  69.57
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.50%        48.61%       $ 14,860.95     $  72.70
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.50%        55.30%       $ 15,529.69     $  75.98
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 628.24
---                                                                   --------

                                      141
PROSPECTUS February 1, 2011                                           Appendix

DWS SHORT DURATION PLUS FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.67%         4.33%       $ 10,433.00     $  68.45
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.71%         8.81%       $ 10,880.58     $  75.66
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.71%        13.47%       $ 11,347.35     $  78.91
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.71%        18.34%       $ 11,834.15     $  82.29
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.71%        23.42%       $ 12,341.84     $  85.82
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.71%        28.71%       $ 12,871.30     $  89.51
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.71%        34.23%       $ 13,423.48     $  93.35
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.71%        39.99%       $ 13,999.35     $  97.35
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.71%        46.00%       $ 14,599.92     $ 101.53
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.71%        52.26%       $ 15,226.26     $ 105.88
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 878.75
---                                                                   --------

DWS STRATEGIC GOVERNMENT SECURITIES FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.80%         1.33%       $ 10,133.45    $   354.43
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         0.80%         5.59%       $ 10,559.05    $    82.77
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         0.80%        10.03%       $ 11,002.54    $    86.25
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         0.80%        14.65%       $ 11,464.64    $    89.87
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         0.80%        19.46%       $ 11,946.16    $    93.64
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         0.80%        24.48%       $ 12,447.90    $    97.58
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.80%        29.71%       $ 12,970.71    $   101.67
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.80%        35.15%       $ 13,515.48    $   105.94
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.80%        40.83%       $ 14,083.13    $   110.39
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.80%        46.75%       $ 14,674.62    $   115.03
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,237.57
---                                                                  ----------

                                      142
PROSPECTUS February 1, 2011                                           Appendix

DWS STRATEGIC GOVERNMENT SECURITIES FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.72%         3.28%       $ 10,328.00    $   174.82
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.72%         6.67%       $ 10,666.76    $   180.55
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.72%        10.17%       $ 11,016.63    $   186.48
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.72%        13.78%       $ 11,377.97    $   192.59
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.72%        17.51%       $ 11,751.17    $   198.91
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.72%        21.37%       $ 12,136.61    $   205.43
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.80%        26.46%       $ 12,646.35    $    99.13
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.80%        31.77%       $ 13,177.49    $   103.30
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.80%        37.31%       $ 13,730.95    $   107.63
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.80%        43.08%       $ 14,307.65    $   112.15
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,560.99
---                                                                  ----------

DWS STRATEGIC GOVERNMENT SECURITIES FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.56%         3.44%       $ 10,344.00    $   158.68
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.56%         7.00%       $ 10,699.83    $   164.14
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.56%        10.68%       $ 11,067.91    $   169.79
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.56%        14.49%       $ 11,448.64    $   175.63
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.56%        18.42%       $ 11,842.48    $   181.67
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.56%        22.50%       $ 12,249.86    $   187.92
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.56%        26.71%       $ 12,671.25    $   194.38
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.56%        31.07%       $ 13,107.14    $   201.07
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.56%        35.58%       $ 13,558.03    $   207.99
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.56%        40.24%       $ 14,024.43    $   215.14
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,856.41
---                                                                  ----------

                                      143
PROSPECTUS February 1, 2011                                           Appendix

DWS STRATEGIC GOVERNMENT SECURITIES FUND - INSTITUTIONAL CLASS



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  ----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  -----------
   1          5.00%         0.51%         4.49%       $ 10,449.00     $  52.14
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.51%         9.18%       $ 10,918.16     $  54.49
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.51%        14.08%       $ 11,408.39     $  56.93
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.51%        19.21%       $ 11,920.62     $  59.49
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.51%        24.56%       $ 12,455.86     $  62.16
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.51%        30.15%       $ 13,015.13     $  64.95
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.51%        36.00%       $ 13,599.51     $  67.87
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.51%        42.10%       $ 14,210.12     $  70.91
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.51%        48.48%       $ 14,848.16     $  74.10
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.51%        55.15%       $ 15,514.84     $  77.43
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 640.47
---                                                                   --------

DWS STRATEGIC GOVERNMENT SECURITIES FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  ----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  -----------
   1          5.00%         0.62%         4.38%       $ 10,438.00     $  63.36
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.62%         8.95%       $ 10,895.18     $  66.13
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.62%        13.72%       $ 11,372.39     $  69.03
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.62%        18.71%       $ 11,870.50     $  72.05
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.62%        23.90%       $ 12,390.43     $  75.21
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.62%        29.33%       $ 12,933.13     $  78.50
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.62%        35.00%       $ 13,499.60     $  81.94
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.62%        40.91%       $ 14,090.89     $  85.53
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.62%        47.08%       $ 14,708.07     $  89.28
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.62%        53.52%       $ 15,352.28     $  93.19
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 774.22
---                                                                   --------

                                      144
PROSPECTUS February 1, 2011                                           Appendix

DWS STRATEGIC INCOME FUND - CLASS A



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.08%         1.06%       $ 10,106.22    $   382.09
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.08%         5.02%       $ 10,502.38    $   111.29
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.08%         9.14%       $ 10,914.08    $   115.65
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.08%        13.42%       $ 11,341.91    $   120.18
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.08%        17.87%       $ 11,786.51    $   124.89
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.08%        22.49%       $ 12,248.54    $   129.79
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.08%        27.29%       $ 12,728.69    $   134.88
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.08%        32.28%       $ 13,227.65    $   140.16
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.08%        37.46%       $ 13,746.17    $   145.66
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.08%        42.85%       $ 14,285.02    $   151.37
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,555.96
---                                                                  ----------

DWS STRATEGIC INCOME FUND - CLASS B



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.92%         3.08%       $ 10,308.00    $   194.96
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.92%         6.25%       $ 10,625.49    $   200.96
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.92%         9.53%       $ 10,952.75    $   207.15
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.92%        12.90%       $ 11,290.10    $   213.53
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.92%        16.38%       $ 11,637.83    $   220.11
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.92%        19.96%       $ 11,996.28    $   226.89
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.08%        24.67%       $ 12,466.53    $   132.10
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.08%        29.55%       $ 12,955.22    $   137.28
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.08%        34.63%       $ 13,463.06    $   142.66
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.08%        39.91%       $ 13,990.81    $   148.25
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,823.89
---                                                                  ----------

                                      145
PROSPECTUS February 1, 2011                                           Appendix

DWS STRATEGIC INCOME FUND - CLASS C



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER      ANNUAL
            FEES AND      EXPENSE      FEES AND         FEES AND       FEES AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.84%         3.16%       $ 10,316.00    $   186.91
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.84%         6.42%       $ 10,641.99    $   192.81
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.84%         9.78%       $ 10,978.27    $   198.91
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.84%        13.25%       $ 11,325.19    $   205.19
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.84%        16.83%       $ 11,683.06    $   211.68
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.84%        20.52%       $ 12,052.25    $   218.36
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.84%        24.33%       $ 12,433.10    $   225.27
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.84%        28.26%       $ 12,825.98    $   232.38
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.84%        32.31%       $ 13,231.28    $   239.73
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.84%        36.49%       $ 13,649.39    $   247.30
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,158.54
---                                                                  ----------

DWS STRATEGIC INCOME FUND - CLASS S



            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
            FEES AND      EXPENSE      FEES AND         FEES AND          AND
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.92%         4.08%       $ 10,408.00    $    93.88
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         0.92%         8.33%       $ 10,832.65    $    97.71
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         0.92%        12.75%       $ 11,274.62    $   101.69
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         0.92%        17.35%       $ 11,734.62    $   105.84
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         0.92%        22.13%       $ 12,213.40    $   110.16
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         0.92%        27.12%       $ 12,711.70    $   114.66
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.92%        32.30%       $ 13,230.34    $   119.33
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.92%        37.70%       $ 13,770.14    $   124.20
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.92%        43.32%       $ 14,331.96    $   129.27
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.92%        49.17%       $ 14,916.70    $   134.54
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,131.28
---                                                                  ----------

ADDITIONAL INDEX INFORMATION


DWS CORE FIXED INCOME FUND

BARCLAYS CAPITAL US AGGREGATE BOND INDEX is an unmanaged market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.


DWS GLOBAL INFLATION PLUS FUND

BARCLAYS CAPITAL US TREASURY: US TIPS INDEX is an unmanaged, dollar-denominated index consisting of inflation-protected securities issued by the US Treasury with at least one year to final maturity and must be rated investment grade Baa3/BBB or higher by at least two rating agencies.


DWS GNMA FUND

BARCLAYS CAPITAL GNMA INDEX is an unmanaged market value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.



                                      146
PROSPECTUS February 1, 2011                                           Appendix

DWS HIGH INCOME FUND

CREDIT SUISSE HIGH YIELD INDEX is an unmanaged trader-priced portfolio, constructed to mirror the global high-yield debt market.


DWS HIGH INCOME PLUS FUND

CREDIT SUISSE HIGH YIELD INDEX is an unmanaged trader-priced portfolio, constructed to mirror the global high-yield debt market.


DWS SHORT DURATION FUND

BARCLAYS CAPITAL 1-3 YEAR GOVERNMENT/CREDIT INDEX is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.


DWS SHORT DURATION PLUS FUND

BARCLAYS CAPITAL 1-3 YEAR GOVERNMENT/CREDIT INDEX is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years.


DWS STRATEGIC GOVERNMENT SECURITIES FUND

BARCLAYS CAPITAL GNMA INDEX is an unmanaged market value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.


DWS STRATEGIC INCOME FUND

The BARCLAYS CAPITAL US GOVERNMENT/CREDIT INDEX is an unmanaged index comprising intermediate- and long-term government and investment-grade corporate debt securities.


The BLENDED INDEX consists of the Credit Suisse High Yield Index (35%), Barclays Capital US Government/Credit Index (35%), J.P. Morgan Emerging Markets Bond Index Global Diversified (15%) and Citigroup Non US Hedged WBGI (15%).


                                      147
PROSPECTUS February 1, 2011                                           Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about a fund's investments is available in a fund's annual and semi-annual reports to shareholders. In a fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about a fund, contact DWS Investments at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.


You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION

DWS INVESTMENTS   PO Box 219151
                  Kansas City, MO
                  64121-9151
                  www.dws-investments.com
                  Class A, B, C or R: (800) 621-1048
                  Institutional Class: (800) 730-1313
                  Class S: (800) 728-3337
SEC               100 F Street, N.E.
                  Washington, D.C. 20549-1520
                  WWW.SEC.GOV
DISTRIBUTOR       DWS Investments Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   DWS Income Trust
                  DWS Core Fixed Income Fund
                  811-04049
                  DWS Income Trust
                  DWS Global Inflation Plus Fund
                  811-04049
                  DWS Income Trust
                  DWS GNMA Fund
                  811-04049
                  DWS Income Trust
                  DWS High Income Fund
                  811-04049
                  DWS Income Trust
                  DWS High Income Plus Fund
                  811-04049
                  DWS Income Trust
                  DWS Short Duration Fund
                  811-04049
                  DWS Income Trust
                  DWS Short Duration Plus Fund
                  811-04049
                  DWS Income Trust
                  DWS Strategic Government Securities
                  Fund
                  811-04049
                  DWS Income Trust
                  DWS Strategic Income Fund
                  811-04049



                                                          [DWS INVESTMENTS LOGO]
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(02/01/11) DTXIF-1